    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1997.
                                                               FILE NO. 33-52784
                                                               FILE NO. 811-7244

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933        / /

                   POST-EFFECTIVE AMENDMENT NO. 11  /X/
                                      AND

                       REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 / /

                       AMENDMENT NO. 12             /X/

                              REMBRANDT FUNDS(R)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                2 OLIVER STREET
                          BOSTON, MASSACHUSETTS 02109
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 342-5734

                                 DAVID G. LEE

                              C/O SEI INVESTMENTS

                            OAKS, PENNSYLVANIA 19456
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  Copies to:

RICHARD W. GRANT, ESQUIRE                    JOHN H. GRADY, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                       MORGAN, LEWIS & BOCKIUS LLP
2000 ONE LOGAN SQUARE                             1800 M STREET, N.W.
PHILADELPHIA, PENNSYLVANIA 19103             WASHINGTON, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

 X    immediately upon filing pursuant to paragraph (b)
----
____  on [date] pursuant to paragraph (b)
____  60 days after filing pursuant to paragraph (a)
____  on [date] pursuant to paragraph (a); or
____  75 days after filing pursuant to paragraph (a) of Rule 485


Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement. Registrant's Rule 24f-2 Notice for fiscal year ended December 31, 1996 was filed on February 27, 1997.

                              REMBRANDT FUNDS(R)

                        POST-EFFECTIVE AMENDMENT NO. 11
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                          LOCATION
--------------------------------------------------------------------------------------------------------
PART A -
 Item 1.  Cover Page                                   Cover Page
 Item 2.  Synopsis                                     Summary
 Item 3.  Condensed Financial Information              Financial Highlights
 Item 4.  General Description of Registrant            The Trust; Investment Objectives and Investment
                                                       Policies; General Investment Policies; Risk Factors;
                                                       Fundamental Policies; Investment Limitations; General
                                                       Information--The Trust
 Item 5.  Management of the Trust                      General Information--Trustees of the Trust; The
                                                       Advisor; The Administrator; The Transfer Agent;  The
                                                       Distributor
 Item 6.  Capital Stock and Other Securities           General Information--Voting Rights; General
                                                       Information--Shareholder Inquiries; General
                                                       Information--Dividends; Taxes
 Item 7.  Purchase of Securities Being Offered         Purchase of Shares; Eligibility of Reduced Sales
                                                       Charge
 Item 8.  Redemption or Repurchase                     Redemption of Shares
 Item 9.  Pending Legal Proceedings                    *

PART B -
 Item 10.      Cover Page                              Cover Page
 Item 11.      Table of Contents                       Table of Contents
 Item 12.      General Information and History         The Trust
 Item 13.      Investment Objectives and Policies      Description of Permitted Investments; Investment
                                                       Limitations; Non-Fundamental Policies
 Item 14.      Management of the Registrant            Trustees and Officers of the Trust; The Administrator
 Item 15.      Control Persons and Principal Holders   Trustees and Officers of the Trust
               of Securities
 Item 16.      Investment Advisory and Other Services  The Advisor; The Administrator; The Distributor;
                                                       Experts
 Item 17.      Brokerage Allocation                    Fund Transactions; Trading Practices and Brokerage
 Item 18.      Capital Stock and Other Securities      Description of Shares
 Item 19.      Purchase, Redemption, and Pricing       Purchase and Redemption of Shares;
               of Securities Being Offered             Determination of Net Asset Value
 Item 20.      Tax Status                              Taxes
 Item 21.      Underwriters                            The Distributor
 Item 22.      Calculation of Yield Quotations         Computation of Yield; Calculation of Total Return
 Item 23.      Financial Statements                    Financial Statements

REMBRANDT FUNDS (R)

APRIL 30, 1997
--------------------------------------------------------------------------------


Equity Funds                     Fixed Income Funds
 . VALUE FUND                     . FIXED INCOME FUND
 . GROWTH FUND                    . INTERMEDIATE GOVERNMENT FIXED INCOME FUND
 . SMALL CAP FUND                 . TAX-EXEMPT FIXED INCOME FUND
 . INTERNATIONAL EQUITY FUND
 . TRANSEUROPE FUND               . INTERNATIONAL FIXED INCOME FUND
                                 . LIMITED VOLATILITY FIXED INCOME FUND
 . ASIAN TIGERS FUND              Money Market Funds
 . LATIN AMERICA EQUITY FUND      . TREASURY MONEY MARKET FUND
                                 . GOVERNMENT MONEY MARKET FUND
Balanced Fund                    . MONEY MARKET FUND
 . BALANCED FUND                  . TAX-EXEMPT MONEY MARKET FUND

--------------------------------------------------------------------------------

Please read this Prospectus carefully before investing, and keep it on file for future reference. It concisely sets forth information that can help you decide if a Fund's investment goals match your own.

A Statement of Additional Information dated April 30, 1997 has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling 1-800-443-4725. The Statement of Additional Information is incorporated into this Prospectus by reference.

Trust Class shares of the Rembrandt Funds(R) (the "Trust") are offered primarily to customers of LaSalle National Bank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

Investor Class shares are offered primarily to individuals and institutional investors that meet the minimum investment requirement but for whom LaSalle National Bank does not act in a fiduciary, agency or custodial capacity. Investors in the Trust Class shares and investors in the Investor Class shares are referred to hereinafter as "Shareholders."

AN INVESTMENT IN ANY OF THE TRUST'S MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING LASALLE NATIONAL BANK, OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING LASALLE NATIONAL CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 TABLE OF
 CONTENTS

  Fund Highlights...........................................   2
  Annual Operating Expenses.................................   5
  Financial Highlights......................................   9
  Your Account and Doing Business
   with Us..................................................  14
  Investment Objective and Policies.........................  20
  General Investment Policies...............................  31
  Certain Risk Factors......................................  33
  Investment Limitations....................................  34
  The Advisor...............................................  35
  The Sub-Advisor...........................................  37
  The Administrator.........................................  38
  The Transfer Agent........................................  38
  The Distributor...........................................  38
  Performance...............................................  39
  Taxes.....................................................  40
  Additional Information
   About Doing Business with Us.............................  43
  General Information.......................................  45
  Description of Permitted
   Investments and Risk Factors.............................  47

HOW TO READ THIS PROSPECTUS

This Prospectus gives you information that you should know about the Funds before investing. Brief descriptions are also provided throughout the Prospectus to better explain certain key points. To find these helpful guides, look for this symbol.

                                    [LOGO OF REMBRANDT FUNDS APPEARS HERE]


FUND HIGHLIGHTS

The following summary provides basic information about the Trust Class and Investor Class shares of the following Funds: Value Fund, Growth Fund, Small Cap Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund, Latin America Equity Fund (collectively, the "Equity Funds"), Balanced Fund ("Balanced Fund"), Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund, Limited Volatility Fixed Income Fund (collectively, the "Fixed Income Funds"), Treasury Money Market Fund, Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market Fund (collectively, the "Money Market Funds," and together with the Equity Funds, the Balanced Fund and the Fixed Income Funds, the "Funds"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

INVESTMENT OBJECTIVE       Below are the investment objectives and some basic
AND POLICIES               investment policies of each Fund. For more
                           information, see "Investment Objective and
                           Policies," "General Investment Policies" and
                           "Description of Permitted Investments and Risk
                           Factors."

EQUITY AND                 The Growth Fund and Small Cap Fund both seek a high
BALANCED FUNDS             level of total return primarily through capital
                           appreciation. The Value Fund, International Equity
                           Fund and TransEurope Fund all seek a high level of total return through capital appreciation and current income. The TransEurope Fund currently is not offering its shares to the public.

                           The Asian Tigers Fund seeks to achieve capital appreciation through investments within the economies of the Far East, with the exception of Japan. The Latin America Equity Fund seeks long-term capital appreciation.

                           The Balanced Fund seeks to obtain a favorable total rate of return through current income and capital appreciation consistent with the preservation of capital, derived from investing in a portfolio comprised of fixed income and equity securities.

FIXED INCOME      The Fixed Income Fund seeks a high level of total return
FUNDS             relative to funds with like investment objectives from
                  income and, to a lesser degree, capital appreciation derived from investing in a portfolio consisting primarily of quality intermediate- and long-term fixed income securities.


                     The Intermediate Government Fixed Income Fund seeks a
                  high level of total return relative to funds with like investment objectives, consistent with preservation of capital, from income and, to a lesser degree, capital appreciation, derived from investing in a portfolio consisting of primarily short- and intermediate-term U.S. Government securities.

                     The Tax-Exempt Fixed Income Fund seeks a high level of
                  total return, relative to funds with like investment objectives, consistent with preservation of capital, from income derived from investing in a portfolio consisting primarily of securities that are exempt from federal income tax and not subject to taxation as a preference item for purposes of the federal alternative minimum tax.


                     The International Fixed Income Fund (formerly the Global
                  Fixed Income Fund) seeks a high level of total return, relative to funds with like objectives, measured in U.S. dollar terms, from income and capital appreciation derived from investing in a portfolio consisting of quality fixed income securities denominated in foreign currencies.

                     The Limited Volatility Fixed Income Fund seeks a high
                  level of current income, consistent with relative stability of principal, derived from investing in a portfolio consisting primarily of short- and intermediate-term fixed income securities. The Limited Volatility Fund currently is not offering its shares to the public.

MONEY MARKET      The Treasury Money Market Fund seeks to preserve principal
FUNDS             value and maintain a high degree of liquidity while
                  providing current income.

                     The Government Money Market Fund and the Money Market
                  Fund seek to provide as high a level of current income as is consistent with preservation of capital and liquidity.

                     The Tax-Exempt Money Market Fund seeks to preserve
                  principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.


UNDERSTANDING     Each Fund invests in different securities. Values of equity
RISK              securities may be affected by the financial markets as well as by developments impacting specific issuers. Values of fixed income securities tend to vary inversely with interest rates and may be affected by other market and economic factors as well. The International Equity, TransEurope,
                  Asian Tigers, International Fixed Income, and Latin America
                  Equity Funds will, and certain other Funds may invest in securities of foreign issuers. Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulation of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits.
                  Investments in certain Latin American countries also may involve additional risks of political instability, high inflation rates, and limited trading markets. See "General
                  Investment Policies," "Risk Factors" and "Description of
                  Permitted Investments and Risk Factors" in this prospectus, and the Statement of Additional Information.


MANAGEMENT        LaSalle Street Capital Management, Ltd. (the "Advisor")
PROFILE           serves as the Advisor to the Funds. ABN AMRO-NSM
                  International Funds Management B.V. (the "Sub-Advisor") serves as the investment sub-advisor to the International
                  Equity Fund, TransEurope Fund, Asian Tigers Fund, Latin
                  America Equity Fund and International Fixed Income Fund. SEI
                  Fund Resources (the "Administrator") serves as the
                  Administrator and shareholder servicing agent of the Trust.
                  DST Systems, Inc. ("DST") serves as transfer agent
                  ("Transfer Agent") and dividend disbursing agent for the Trust. Rembrandt(R) Financial Services Company, an affiliate of the Administrator (the "Distributor"), serves as distributor of the Trust's shares. See "The Advisor," "The
                  Sub-Advisor," "The Administrator" and "The Distributor."


YOUR ACCOUNT      You may open an Investor Class account with a minimum amount
AND DOING         of $2,000 per Fund and make additional investments with as
BUSINESS WITH     little as $100. A Trust Class account may be opened by
US                contacting LaSalle National Bank, its affiliates and
                  correspondents. Redemptions of a Fund's shares are made at net asset value per share. See "Your Account and Doing
                  Business With Us."

DIVIDENDS         Substantially all of the net investment income (exclusive of capital gains) of each of the Equity, Balanced and Fixed
                  Income Funds is distributed in the form of periodic dividends. Substantially all of the net investment income
                  (exclusive of capital gains) of each of the Money Market
                  Funds is distributed in the form of daily dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "General Information--
                  Dividends."


INFORMATION/     For more information, call 1-800-443-4725.
SERVICE
CONTACTS

PORTFOLIO EXPENSES _____________________________________________________________

The purpose of the following table is to help you understand the various cost and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in TRUST CLASS SHARES.

ANNUAL OPERATING EXPENSES (As a percentage of average net assets)    TRUST CLASS
--------------------------------------------------------------------------------

                                          EQUITY/BALANCED FUNDS
                                          ---------------------
                                        SMALL  INT'L  TRANS  ASIAN  LATIN AMERICA
                          VALUE  GROWTH  CAP   EQUITY EUROPE TIGERS    EQUITY     BALANCED
                          -----  ------ -----  ------ ------ ------ ------------- --------
Advisory Fees (after fee
 waivers, if applicable)   .80%    .80%  .80%   1.00%  1.00%  1.00%     1.00%       .70%
Other Expenses (after
 fee waivers, if
 applicable)(1)            .23%    .22%  .25%    .36%   .54%   .54%      .70%       .24%
------------------------------------------------------------------------------------------
Total Operating Expenses
 (after fee waivers, if
 applicable)              1.03%   1.02% 1.05%   1.36%  1.54%  1.54%     1.70%       .94%
------------------------------------------------------------------------------------------

(1) "Other Expenses" for the TransEurope Fund are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

                                                 FIXED INCOME FUNDS
                                                 ------------------
                                       INTERMEDIATE                              LIMITED
                                        GOVERNMENT   TAX-EXEMPT  INTERNATIONAL  VOLATILITY
                          FIXED INCOME FIXED INCOME FIXED INCOME FIXED INCOME  FIXED INCOME
                          ------------ ------------ ------------ ------------- ------------
Advisory Fees
 (after fee waivers, if
 applicable)(1)               .50%         .50%         .48%          .80%         .50%
Other Expenses (after
 fee waivers, if
 applicable)(2)               .23%         .24%         .73%          .31%         .24%
-------------------------------------------------------------------------------------------
Total Operating Expenses
 (after fee waivers, if
 applicable)(3)               .73%         .74%         .75%         1.11%         .74%
-------------------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fee from each Fixed Income Fund (except the International Fixed Income Fund). The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Advisory Fees for the other Funds would be as follows: Fixed Income Fund--.60%, Intermediate Government Fixed Income Fund--.60%, Tax-Exempt Fixed Income Fund--.60%, and Limited Volatility Fixed Income Fund--.60%. See "The Advisor."

(2) "Other Expenses" for the Limited Volatility Fixed Income Fund are based on estimated amounts for the current fiscal year.

(3) Absent the voluntary waivers described above, Total Operating Expenses for the Funds would be as follows: Fixed Income Fund--.83%, Intermediate Government Fixed Income Fund--.84%, Tax-Exempt Fixed Income Fund--.85%, and Limited Volatility Fixed Income Fund--.84%.

--------------------------------------------------------------------------------

                                                MONEY MARKET FUNDS
                                                ------------------
                                       TREASURY GOVERNMENT        TAX-EXEMPT
                                        MONEY     MONEY    MONEY    MONEY
                                        MARKET    MARKET   MARKET   MARKET
                                       -------- ---------- ------ ----------
Advisory Fees (after fee waivers, if
 applicable)(1)                          .20%      .20%     .20%     .19%
Other Expenses (after fee waivers, if
 applicable)(2)                          .16%      .16%     .15%     .13%
----------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers, if applicable)(3)              .36%      .36%     .35%     .32%
----------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fee from each Money Market Fund (except the Government Money Market Fund). The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Advisory Fees for the Funds would be as follows: Treasury Money Market Fund--.35%, Money Market Fund--.35% and Tax-Exempt Money Market Fund--.35%. Additional information may be found under "The Advisor."

(2) The Administrator is waiving, on a voluntary basis, a portion of its fee from each Money Market Fund. The Administrator reserves the right to change the amount of or terminate its waiver at any time in its sole discretion. "Other Expenses" have been restated to reflect current administrative fee waivers. Absent such current waivers, "Other Expenses" for the Funds would be as follows: Treasury Money Market Fund--.24%, Government Money Market Fund--.24%, Money Market Fund--.23% and Tax-Exempt Money Market Fund--.21%.


(3) Absent the voluntary waivers described above, Total Operating Expenses for the Funds would be as follows: Treasury Money Market Fund--.59%, Money Market Fund--.58% and Tax-Exempt Money Market Fund--.56%.

EXAMPLE                                                              TRUST CLASS
--------------------------------------------------------------------------------

                                                 1 YR. 3 YRS. 5 YRS. 10 YRS.
                                                 ----- ------ ------ -------
An investor would pay the following expenses on
 a $1,000 investment assuming (1) 5% annual re-
 turn and (2) redemption at the end of each
 time period:
  Value Fund                                      $11   $33    $57    $126
  Growth Fund                                      10    32     56     125
  Small Cap Fund                                   11    33     58     128
  International Equity Fund                        14    43     74     164
  TransEurope Fund                                 16    49     --      --
  Asian Tigers Fund                                16    49     84     183
  Latin America Equity Fund                        17    54     92     201
  Balanced Fund                                    10    30     52     115
  Fixed Income Fund                                 7    23     41      91
  Intermediate Government Fixed Income Fund         8    24     41      92
  Tax-Exempt Fixed Income Fund                      7    23     41      91
  International Fixed Income Fund                  11    35     61     135
  Limited Volatility Fixed Income Fund              8    24     --      --
  Treasury Money Market Fund                        4    12     20      46
  Government Money Market Fund                      4    12     20      46
  Money Market Fund                                 4    11     20      44
  Tax-Exempt Money Market Fund                      3    10     18      41
----------------------------------------------------------------------------

THE EXAMPLE IS BASED UPON TOTAL OPERATING EXPENSES, EXCEPT WITH RESPECT TO THE TRANSEUROPE FUND AND LIMITED VOLATILITY FIXED INCOME FUND, FOR WHICH IT IS BASED ON ESTIMATED EXPENSES, FOR THE CURRENT FISCAL YEAR. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust Class shares of the Funds. A person who purchases shares through a financial institution may be charged separate fees by the financial institution. See "The Advisor," "The Administrator" and "The Distributor."

PORTFOLIO EXPENSES _____________________________________________________________
The purpose of the following table is to help you understand the various cost and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in INVESTOR CLASS SHARES.

SHAREHOLDER TRANSACTION EXPENSES (As a percentage of offering price)
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases.                                 4.50%
Redemption Fee(*)                                                          None
--------------------------------------------------------------------------------

(*) A charge, currently $10.00, is imposed on wires of redemption proceeds.

ANNUAL OPERATING EXPENSES (As a percentage of average net assets) INVESTOR CLASS
--------------------------------------------------------------------------------

                                              EQUITY/BALANCED FUNDS
                                              ---------------------
                                       SMALL INT'L  TRANS  ASIAN  LATIN AMERICA
                          VALUE GROWTH  CAP  EQUITY EUROPE TIGERS    EQUITY     BALANCED
                          ----- ------ ----- ------ ------ ------ ------------- --------
Advisory Fees (after fee
 waivers, if applicable)   .80%  .80%   .80% 1.00%  1.00%  1.00%      1.00%       .70%
12b-1 Fees                 .25%  .25%   .25%  .25%   .25%   .25%       .25%       .25%
Other Expenses (after
 fee waivers, if
 applicable)(1)            .23%  .22%   .25%  .36%   .54%   .54%       .70%       .24%
----------------------------------------------------------------------------------------
Total Operating Expenses
 (after fee waivers, if
 applicable)              1.28% 1.27%  1.30% 1.61%  1.79%  1.79%      1.95%      1.19%
----------------------------------------------------------------------------------------

(1) "Other Expenses" for the TransEurope and Latin America Equity Funds are based on estimated amounts for the current fiscal year.

-------------------------------------------------------------------------------------
                                              FIXED INCOME FUNDS
                                              ------------------
                                 INTERMEDIATE              INTERNATIONAL   LIMITED
                          FIXED   GOVERNMENT   TAX-EXEMPT      FIXED      VOLATILITY
                          INCOME FIXED INCOME FIXED INCOME    INCOME     FIXED INCOME
                          ------ ------------ ------------ ------------- ------------
Advisory Fees (after fee
 waivers, if
 applicable)(1)            .50%      .50%         .48%          .80%         .50%
12b-1 Fees                 .25%      .25%         .25%          .25%         .25%
Other Expenses (after
 fee waivers if
 applicable)(2)            .23%      .24%         .25%          .31%         .24%
-------------------------------------------------------------------------------------
Total Operating Expenses
 (after fee waivers, if
 applicable)(3)            .98%      .99%         .98%         1.36%         .99%
-------------------------------------------------------------------------------------

(1) The Advisor is waiving on a voluntary basis a portion of its fee from each Fixed Income Fund (except the International Fixed Income Fund). The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Advisory Fees for the Funds would be as follows: Fixed Income Fund--.60%, Intermediate Government Fixed Income Fund--.60%, Tax-Exempt Fixed Income Fund-- .60% and Limited Volatility Fixed Income Fund-- .60%. See "The Advisor."

(2) "Other Expenses" for the Limited Volatility Fixed Income Fund are based on estimated amounts for the current fiscal year.

(3) Absent the voluntary waivers described above, Total Operating Expenses for the Funds would be as follows: Fixed Income Fund--1.08%, Intermediate Government Fixed Income Fund--1.09%, Tax-Exempt Fixed Income Fund--1.10%, and Limited Volatility Fixed Income Fund--1.09%.

--------------------------------------------------------------------------------

                                                MONEY MARKET FUNDS
                                                ------------------
                                       TREASURY GOVERNMENT        TAX-EXEMPT
                                        MONEY     MONEY    MONEY    MONEY
                                        MARKET    MARKET   MARKET   MARKET
                                       -------- ---------- ------ ----------
Advisory Fees (after fee waivers, if
 applicable)(1)                          .20%      .20%     .20%     .19%
12b-1 Fees                               .25%      .25%     .25%     .25%
Other Expenses (after fee waivers, if
 applicable)(2)                          .16%      .16%     .15%     .13%
----------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers, if applicable)(3)              .61%      .61%     .60%     .57%
----------------------------------------------------------------------------

(1) The Advisor has waived, on a voluntary basis, a portion of its fees from each Fund (except the Government Money Market Fund). The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Advisory Fees would be as follows: Treasury Money Market Fund--.35%, Money Market Fund--.35% and Tax-Exempt Money Market Fund--.35%. See "The Advisor."

(2) The Administrator is waiving, on a voluntary basis, a portion of its fee from each Money Market Fund. The Administrator reserves the right to change the amount of or terminate its waiver at any time in its sole discretion. "Other Expenses" have been restated to reflect current administrative fee waivers. Absent such current waivers, "Other Expenses" for the Funds would be as follows: Treasury Money Market Fund--.24%, Government Money Market Fund--.24%, Money Market Fund,--.23% and Tax-Exempt Money Market Fund-- .21%.

(3) Absent the voluntary waivers described above, Total Operating Expenses for the Funds would be as follows: Treasury Money Market Fund--.84%, Money Market Fund--.83% and Tax-Exempt Money Market Fund--.81%.

EXAMPLE
--------------------------------------------------------------------------------

                                                 1 YR. 3 YRS. 5 YRS. 10 YRS.
                                                 ----- ------ ------ -------
An investor would pay the following expenses on
 a $1,000 investment assuming (1) imposition of
 the maximum sales charge; (2) 5% annual return
 and
 (3) redemption at the end of each time period:
  Value Fund                                      $57   $84    $112   $193
  Growth Fund                                      57    83     112    191
  Small Cap Fund                                   58    84     113    195
  International Equity Fund                        61    94     129    228
  TransEurope Fund                                 62    99     --     --
  Asian Tigers Fund                                62    99     138    246
  Latin America Equity Fund                        64   103     --     --
  Balanced Fund                                    57    81     107    183
  Fixed Income Fund                                55    75      97    160
  Intermediate Government Fixed Income Fund        55    75      97    161
  Tax-Exempt Fixed Income Fund                     55    75      97    160
  International Fixed Income Fund                  58    86     116    201
  Limited Volatility Fixed Income Fund             55    75     --     --
  Treasury Money Market Fund                        6    20      34     76
  Government Money Market Fund                      6    20      34     76
  Money Market Fund                                 6    19      33     75
  Tax-Exempt Money Market Fund                      6    18      32     71
----------------------------------------------------------------------------

THE EXAMPLE IS BASED ON TOTAL OPERATING EXPENSES, EXCEPT FOR THE TRANSEUROPE FUND AND LIMITED VOLATILITY FIXED INCOME FUND, FOR WHICH IT IS BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Investor Class shares of the Funds. A person who purchases shares through a financial institution may be charged separate fees by the financial institution. See "The Advisor," "The Administrator" and "The Distributor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Purchase of Shares," "Redemption of Shares" and "Eligibility For Reduced Sales Charge."

Long-term Shareholders in the Investor Class shares of the Funds (other than the Money Market Funds) may eventually pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.

FINANCIAL HIGHLIGHTS ___________________________________________________________

The following information has been audited by Ernst & Young LLP, the Trust's independent auditors, as indicated in their report dated January 24, 1997 on the Trust's financial statements as of December 31, 1996 incorporated by reference to the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and related notes thereto. As of December 31, 1996, the TransEurope Fund and Limited Volatility Fixed Income Fund had not yet commenced operations. Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-443-4725.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                         Ratio of   Ratio of
                                                                                                           Net      Expenses
                               Realized                                Net                     Ratio of Investment     to
              Net      Net        and                Distri-          Asset             Net    Expenses   Income    Average
             Asset   Invest-  Unrealized  Dividends  butions  Contri- Value            Assets     to    (Loss) to     Net
             Value    ment       Gains     from Net   from    bution   End             End of  Average   Average     Assets
           Beginning Income/  (Losses )on Investment Capital    of      of   Total     Period    Net       Net     (Excluding
           of Period (Loss)   Securities    Income    Gains   Capital Period Return    (000)    Assets    Assets    Waivers)
-----------------------------------------------------------------------------------------------------------------------------
 VALUE FUND
 ----------
 TRUST CLASS
 1996       $12.26   $ 0.29     $ 2.18      $(0.29)  $(1.20)   $0.00  $13.24 20.43%   $164,710   1.01%     2.19 %     1.03%
 1995         9.79     0.34       2.74       (0.35)   (0.26)    0.00   12.26 32.02     131,243   1.03      3.07       1.05
 1994        10.30     0.35      (0.35)      (0.34)   (0.17)    0.00    9.79  0.00      61,557   1.06      3.45       1.06
 1993(1)     10.00     0.28       0.38       (0.28)   (0.08)    0.00   10.30  6.73      54,340   1.10      2.85       1.10
 INVESTOR CLASS
 1996       $12.28   $ 0.25     $ 2.18      $(0.25)  $(1.20)   $0.00  $13.26 20.09%*  $  1,672   1.28%     1.94 %     1.28%
 1995         9.80     0.32       2.74       (0.32)   (0.26)    0.00   12.28 31.72 *     1,497   1.33      2.79       1.33
 1994        10.30     0.31      (0.33)      (0.31)   (0.17)    0.00    9.80 (0.21)*       731   1.37      3.13       1.37
 1993(2)     10.41     0.21      (0.03)      (0.21)   (0.08)    0.00   10.30  1.95 *       435   1.48      2.51       8.99
 GROWTH FUND
 -----------
 TRUST CLASS
 1996       $11.61   $ 0.17     $ 2.31      $(0.17)  $(0.86)   $0.00  $13.06 21.69%   $ 95,215   1.02%     1.36 %     1.02%
 1995         9.73     0.16       2.88       (0.16)   (1.00)    0.00   11.61 31.60      78,216   1.02      1.37       1.02
 1994        10.21     0.16      (0.36)      (0.16)   (0.12)    0.00    9.73 (2.05)     82,710   1.02      1.58       1.03
 1993(1)     10.00     0.17       0.33       (0.17)   (0.12)    0.00   10.21  5.07      98,581   1.06      1.70       1.07
 INVESTOR CLASS
 1996       $11.62   $ 0.14     $ 2.33      $(0.14)  $(0.86)   $0.00  $13.09 21.41%*  $  3,031   1.27%     1.11 %     1.27%
 1995         9.74     0.12       2.89       (0.13)   (1.00)    0.00   11.62 31.29 *     2,681   1.31      1.10       1.31
 1994        10.23     0.13      (0.37)      (0.13)   (0.12)    0.00    9.74 (2.42)*     1,530   1.33      1.30       1.33
 1993(3)     10.44     0.10      (0.08)      (0.11)   (0.12)    0.00   10.23 (0.23)*       840   1.43      1.24       6.55**
 SMALL CAP FUND
 --------------
 TRUST CLASS
 1996       $12.46   $(0.03)    $ 2.38      $ 0.00   $(1.78)   $0.00  $13.03 19.42%   $ 36,375   1.05%    (0.27)%     1.05%
 1995         9.57     0.02       3.05       (0.02)   (0.16)    0.00   12.46 32.13      23,844   1.10      0.18       1.10
 1994        10.24     0.03      (0.67)      (0.03)    0.00     0.00    9.57 (6.27)     31,527   1.06      0.27       1.06
 1993(1)     10.00     0.04       0.24       (0.04)    0.00     0.00   10.24  2.82      53,357   1.09      0.40       1.10
 INVESTOR CLASS
 1996       $12.46   $(0.07)    $ 2.39      $ 0.00   $(1.78)   $0.00  $13.00 19.18%*  $    579   1.30%    (0.52)%     1.30%
 1995         9.58    (0.01)      3.05        0.00    (0.16)    0.00   12.46 31.73 *       553   1.39     (0.08)      1.39
 1994        10.25     0.00      (0.67)       0.00     0.00     0.00    9.58 (6.54)*       294   1.38      0.02       1.38
 1993(4)      9.51     0.00       0.75       (0.01)    0.00     0.00   10.25 10.55 *       124   1.57     (0.10)     33.84**

                 Ratio of
                   Net
                Investment
                  Income
                (Loss) to
                 Average
                Net Assets  Portfolio  Average
                (Excluding  Turnover  Commission
                 Waivers)     Rate     Rate+++
-----------------------------------------------------------------------------------------------------------------------------
 VALUE FUND
 ----------
 TRUST CLASS
 1996               2.19 %      58%    $0.0493
 1995               3.07        37         N/A
 1994               3.45        38         N/A
 1993(1)            2.85        40         N/A
 INVESTOR CLASS
 1996               1.94 %      58%    $0.0493
 1995               2.79        37         N/A
 1994               3.13        38         N/A
 1993(2)           (5.00)**     40         N/A
 GROWTH FUND
 -----------
 TRUST CLASS
 1996               1.36 %      58%    $0.0600
 1995               1.37        71         N/A
 1994               1.57        68         N/A
 1993(1)            1.69        82         N/A
 INVESTOR CLASS
 1996               1.11 %      58%    $0.0600
 1995               1.10        71         N/A
 1994               1.30        68         N/A
 1993(3)           (3.88)**     82         N/A
 SMALL CAP FUND
 --------------
 TRUST CLASS
 1996              (0.27)%     158%    $0.0599
 1995               0.18       142         N/A
 1994               0.27        43         N/A
 1993(1)            0.39        27         N/A
 INVESTOR CLASS
 1996              (0.52)%     158%    $0.0599
 1995              (0.08)      142         N/A
 1994               0.02        43         N/A
 1993(4)          (32.37)**     27         N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 *  Sales load is not included in total return.

** Ratios are high relative to subsequent years as a result of the low initial asset levels during the Investor Classes' initial year of operations.

+++ Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is required for fiscal years beginning after 09/01/95.

 1. Commenced operations on January 4, 1993. All ratios and total returns for the period have been annualized.

 2. Commenced operations on March 26, 1993. All ratios and total returns for the period have been annualized.

 3. Commenced operations on March 8, 1993. All ratios and total returns for the period have been annualized.

 4. Commenced operations on April 12, 1993. All ratios and total returns for the period have been annualized.

FINANCIAL HIGHLIGHTS (CONTINUED) _______________________________________________

                                                                                                               Ratio of
                                     Realized                                                                    Net
                                       and                                  Net                      Ratio of Investment
                    Net      Net    Unrealized            Distri-          Asset               Net   Expenses   Income
                   Asset   Invest-    Gains    Dividends  butions  Contri- Value             Assets     to    (Loss) to
                   Value    ment     (Losses)   from Net   from    bution   End              End of  Average   Average
                 Beginning Income       on     Investment Capital    of      of   Total      Period    Net       Net
                 of Period (Loss)   Securities   Income    Gains   Capital Period Return      (000)   Assets    Assets
------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
 -------------------------
 TRUST CLASS
 1996             $14.56    $ 0.06    $ 1.37     $(0.04)  $(0.15)   $0.03  $15.83 10.09%+    $96,442   1.36%     0.44 %
 1995              13.00      0.07      1.75      (0.06)   (0.20)    0.00   14.56 14.03       77,519   1.38      0.70
 1994              12.59      0.02      0.40       0.00    (0.01)    0.00   13.00  3.32       41,324   1.43      0.21
 1993(1)           10.00      0.00      2.63       0.00    (0.04)    0.00   12.59 26.55       23,457   1.64      0.03
 INVESTOR CLASS
 1996             $14.52    $ 0.04    $ 1.35     $ 0.00   $(0.15)   $0.03  $15.79  9.85%*+   $ 1,608   1.61%     0.20 %
 1995              12.96      0.05      1.73      (0.02)   (0.20)    0.00   14.52 13.79 *      1,686   1.68      0.42
 1994              12.58      0.02      0.37       0.00    (0.01)    0.00   12.96  3.08 *      1,179   1.73      0.03
 1993(2)           10.93     (0.01)     1.70       0.00    (0.04)    0.00   12.58 23.52 *        321   1.92     (0.38)
 ASIAN TIGERS FUND
 -----------------
 TRUST CLASS
 1996             $10.45    $ 0.02    $ 1.48     $(0.04)  $(0.02)   $0.02  $11.91 14.55%++   $33,602   1.54%     0.23 %
 1995               9.47      0.12      0.98      (0.12)    0.00     0.00   10.45 11.61       23,145   1.52      1.38
 1994(3)           10.00      0.03     (0.53)     (0.02)   (0.01)    0.00    9.47 (5.07)      17,860   1.60      0.45
 INVESTOR CLASS
 1996             $10.44    $(0.02)   $ 1.48     $(0.01)  $(0.02)   $0.02  $11.89 14.21%*++  $   840   1.79%    (0.15)%
 1995               9.47      0.11      0.95      (0.09)    0.00     0.00   10.44 11.18 *        733   1.81      1.05
 1994(4)           10.00      0.01     (0.53)      0.00    (0.01)    0.00    9.47 (5.37)*        705   1.90      0.15
 LATIN AMERICA EQUITY FUND
 -------------------------
 TRUST CLASS
 1996(5)          $10.00   $(0.02)    $ 0.26     $ 0.00   $ 0.00    $0.00  $10.24  2.40%     $11,490   2.09%    (0.55)%

                                       Ratio of
                                         Net
                            Ratio of  Investment
                            Expenses    Income
                               to     (Loss) to
                            Average    Average
                              Net        Net
                             Assets     Assets    Portfolio  Average
                           (Excluding (Excluding  Turnover  Commission
                            Waivers)   Waivers)     Rate     Rate+++
------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
 -------------------------
 TRUST CLASS
 1996                         1.36%       0.44 %       9%    $0.0561
 1995                         1.38        0.70        11         N/A
 1994                         1.46        0.18         6         N/A
 1993(1)                      1.64        0.03        13         N/A
 INVESTOR CLASS
 1996                         1.61%       0.20 %       9%    $0.0561
 1995                         1.68        0.42        11         N/A
 1994                         2.22       (0.46)        6         N/A
 1993(2)                     20.12**    (18.58)**     13         N/A
 ASIAN TIGERS FUND
 -----------------
 TRUST CLASS
 1996                         1.54%       0.23 %      24%    $0.0106
 1995                         1.60        1.30        28         N/A
 1994(3)                      1.71        0.34        13         N/A
 INVESTOR CLASS
 1996                         1.79%      (0.15)%      24%    $0.0106
 1995                         1.88        0.98        28         N/A
 1994(4)                      2.75**     (0.70)**     13         N/A
 LATIN AMERICA EQUITY FUND
 -------------------------
 TRUST CLASS
 1996(5)                      2.09%      (0.55)%      10%    $0.0004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  * Sales load is not included in total return.

 ** Ratios are high relative to subsequent years as a result of the low initial asset levels during the Investor Classes' initial year of operations.

  + The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Trust Class and Investor Class would have been 9.87% and 9.64%, respectively.

 ++ The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Trust Class and Investor Class would have been 14.36% and 14.02%, respectively.

+++ Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is required for fiscal years beginning after 09/01/95.
 1. Commenced operations on January 4, 1993. All ratios and total returns for the period have been annualized.
 2. Commenced operations on April 12, 1993. All ratios and total returns for the period have been annualized.
 3. Commenced operations on January 3, 1994. All ratios and total returns for the period have been annualized.
 4. Commenced operations on January 12, 1994. All ratios and total returns for the period have been annualized.

 5. Commenced operations on July 1, 1996. All ratios and total returns for the period have been annualized.

FINANCIAL HIGHLIGHTS (CONTINUED) _______________________________________________

                                                                                                     Ratio of   Ratio of
                                 Realized                                                              Net      Expenses
                                    and                           Net                      Ratio of Investment     to
                                Unrealized             Distri-   Asset              Net    Expenses   Income    Average
              Net Asset   Net      Gains    Dividends  butions   Value             Assets     to        to        Net
                Value   Invest-  (Losses)    from Net   from      End              End of  Average   Average     Assets
              Beginning  ment       on      Investment Capital    of    Total      Period    Net       Net     (Excluding
              of Period Income   Securities   Income    Gains    Period Return     (000)    Assets    Assets    Waivers)
-------------------------------------------------------------------------------------------------------------------------
 BALANCED FUND
 -------------
 TRUST CLASS
 1996          $10.75    $0.35    $ 1.02      $(0.35)  $(0.79)  $10.98  13.15 %   $ 54,546   0.94%     3.14%      0.94%
 1995            9.53     0.39      1.65       (0.39)   (0.43)   10.75  21.85       49,899   0.92      3.74       0.92
 1994           10.04     0.30     (0.50)      (0.30)   (0.01)    9.53  (2.11)      72,086   0.94      3.11       0.94
 1993(1)        10.00     0.29      0.39       (0.29)   (0.35)   10.04   7.09       58,510   0.97      2.88       0.97
 INVESTOR CLASS
 1996          $10.75    $0.30    $ 1.04      $(0.32)  $(0.79)  $10.98  12.86 %*  $  3,710   1.19%     2.89%      1.19%
 1995            9.53     0.34      1.67       (0.36)   (0.43)   10.75  21.52*       3,949   1.22      3.36       1.22
 1994           10.03     0.27     (0.49)      (0.27)   (0.01)    9.53  (2.29)*      2,894   1.24      2.86       1.34
 1993(4)        10.28     0.20      0.12       (0.22)   (0.35)   10.03   4.07*       1,265   1.30      2.30       5.06**
 FIXED INCOME FUND
 -----------------
 TRUST CLASS
 1996          $10.32    $0.59    $(0.26)     $(0.59)  $ 0.00   $10.06   3.42 %   $123,930   0.73%     5.92%      0.83%
 1995            9.30     0.59    $ 1.02       (0.59)    0.00    10.32  17.75      125,563   0.74      5.97       0.84
 1994           10.23     0.54    $(0.93)      (0.54)    0.00     9.30  (3.82)      92,402   0.72      5.45       0.82
 1993(1)        10.00     0.47    $ 0.50       (0.47)   (0.27)   10.23   9.92      131,002   0.77      4.60       0.87
 INVESTOR CLASS
 1996          $10.35    $0.57    $(0.26)     $(0.57)  $ 0.00   $10.09   3.24 %*  $    459   0.98%     5.65%      1.08%
 1995            9.32     0.55      1.04       (0.56)    0.00    10.35  17.40*         646   0.99      5.72       1.09
 1994           10.24     0.50     (0.90)      (0.52)    0.00     9.32  (3.97)*        442   0.98      5.38       1.08
 1993(2)        10.30     0.35      0.23       (0.37)   (0.27)   10.24   7.44*          86   1.06      4.08      42.44**
 INTERMEDIATE GOVERNMENT FIXED INCOME FUND
 -----------------------------------------
 TRUST CLASS
 1996          $10.06    $0.54    $(0.21)     $(0.54)  $ 0.00   $ 9.85   3.51 %   $ 56,895   0.74%     5.38%      0.84%
 1995            9.33     0.54      0.73       (0.54)    0.00    10.06  13.86       73,466   0.73      5.48       0.83
 1994           10.08     0.47     (0.75)      (0.47)    0.00     9.33  (2.78)      91,002   0.74      4.88       0.84
 1993(1)        10.00     0.41      0.18       (0.41)   (0.10)   10.08   6.04      104,826   0.76      4.15       0.86
 INVESTOR CLASS
 1996          $10.05    $0.49    $(0.18)     $(0.51)  $ 0.00   $ 9.85   3.30 %*  $    251   0.99%     4.87%      1.09%
 1995            9.32     0.49      0.76       (0.52)    0.00    10.05  13.59*       2,946   0.98      5.18       1.08
 1994           10.07     0.43     (0.73)      (0.45)    0.00     9.32  (3.03)*      1,133   1.02      5.05       1.12
 1993(3)        10.21     0.28     (0.02)      (0.30)   (0.10)   10.07   3.42*          46   1.04      3.85      77.08**
               Ratio of
                 Net
              Investment
                Income
              (Loss) to
               Average
                 Net
                Assets    Portfolio  Average
              (Excluding  Turnover  Commission
               Waivers)     Rate     Rate+++
-------------------------------------------------------------------------------------------------------------------------
 BALANCED FUND
 -------------
 TRUST CLASS
 1996             3.14 %     104%    $0.0496
 1995             3.74        85         N/A
 1994             3.11        85         N/A
 1993(1)          2.88       126         N/A
 INVESTOR CLASS
 1996             2.89 %     104%    $0.0496
 1995             3.36        85         N/A
 1994             2.76        85         N/A
 1993(4)         (1.46)**    126         N/A
 FIXED INCOME FUND
 -----------------
 TRUST CLASS
 1996             5.82 %     194%        N/A
 1995             5.87        59         N/A
 1994             5.35       126         N/A
 1993(1)          4.50       163         N/A
 INVESTOR CLASS
 1996             5.55 %     194%        N/A
 1995             5.62        59         N/A
 1994             5.28       126         N/A
 1993(2)        (37.30)**    163         N/A
 INTERMEDIATE GOVERNMENT FIXED INCOME FUND
 -----------------------------------------
 TRUST CLASS
 1996             5.28 %     179%        N/A
 1995             5.38       115         N/A
 1994             4.78       124         N/A
 1993(1)          4.05        81         N/A
 INVESTOR CLASS
 1996             4.77 %     179%        N/A
 1995             5.08       115         N/A
 1994             4.95       124         N/A
 1993(3)        (72.19)**     81         N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  * Sales load is not included in total return.

 ** Ratios are high relative to subsequent years as a result of the low initial asset levels during the Investor Classes' initial year of operations.

+++ Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is required for fiscal years beginning after 09/01/95.

 1. Commenced operations on January 4, 1993. All ratios and total returns for the period have been annualized.

 2. Commenced operations on March 12, 1993. All ratios and total returns for the period have been annualized.

 3. Commenced operations on April 12, 1993. All ratios and total returns for the period have been annualized.

 4. Commenced operations on March 9, 1993. All ratios and total returns for the period have been annualized.

FINANCIAL HIGHLIGHTS (CONTINUED) _______________________________________________

                                                                                                                     Ratio of
                                                                                                                       Net
                                                                                                                    Investment
                                                                                               Ratio of   Ratio of    Income
                              Realized                                                           Net      Expenses    (Loss)
                                and                          Net                     Ratio of Investment     to         to
              Net            Unrealized            Distri-  Asset             Net    Expenses   Income    Average    Average
             Asset     Net     Gains    Dividends  butions  Value            Assets     to        to        Net        Net
             Value   Invest-  (Losses)   from Net   from     End             End of  Average   Average     Assets     Assets
           Beginning  ment       on     Investment Capital    of   Total     Period    Net       Net     (Excluding (Excluding
           of Period Income  Securities   Income    Gains   Period Return    (000)    Assets    Assets    Waivers)   Waivers)
-------------------------------------------------------------------------------------------------------------------------------
 TAX-EXEMPT FIXED INCOME FUND
 ----------------------------
 TRUST CLASS
 1996       $10.20    $0.50    $(0.21)    $(0.50)  $ 0.00   $ 9.99  2.96%   $ 39,756   0.73%     4.95%       0.85%      4.83%
 1995         9.26     0.48      0.94      (0.48)    0.00    10.20 15.67      50,079   0.75      4.84        0.87       4.72
 1994        10.23     0.44     (0.94)     (0.44)   (0.03)    9.26 (4.93)     53,588   0.71      4.54        0.84       4.41
 1993(1)     10.00     0.42      0.42      (0.42)   (0.19)   10.23  8.64      67,162   0.75      4.17        0.85       4.07
 INVESTOR CLASS
 1996       $10.18    $0.43    $(0.17)    $(0.47)  $ 0.00   $ 9.97  2.70%*  $    680   0.98%     4.70%       1.10%      4.58%
 1995         9.24     0.43      0.97      (0.46)    0.00     0.18 15.43 *     1,131   1.00      4.59        1.12       4.47
 1994        10.22     0.40     (0.93)     (0.42)   (0.03)    9.24 (5.27)*     1,059   0.97      4.35        1.10       4.22
 1993(2)     10.29     0.32      0.14      (0.34)   (0.19)   10.22  5.73 *       428   1.05      3.88       11.86**    (6.93)**
 INTERNATIONAL FIXED INCOME FUND
 -------------------------------
 TRUST CLASS
 1996       $10.58    $0.48    $(0.18)    $(0.64)  $ 0.00   $10.24  2.82%   $ 17,561   1.11%     4.66%       1.11%      4.66%
 1995         9.54     0.62      1.38      (0.96)    0.00    10.58 20.99      17,433   1.10      5.86        1.16       5.80
 1994        10.43     0.56     (0.72)     (0.55)   (0.18)    9.54 (1.47)     15,021   1.16      5.09        1.22       5.03
 1993(3)     10.00     0.54      0.94      (0.64)   (0.41)   10.43 16.33      16,488   1.21      5.95        1.21       5.95
 INVESTOR CLASS
 1996       $10.56    $0.54    $(0.27)    $(0.60)  $ 0.00   $10.23  2.62%*  $    112   1.36%     4.43%       1.36%      4.43%
 1995         9.53     0.52      1.45      (0.94)    0.00    10.56 20.68 *       125   1.35      5.57        1.41       5.51
 1994        10.42     0.46     (0.64)     (0.53)   (0.18)    9.53 (1.71)*        87   1.41      5.03        7.54      (1.10)
 1993(1)     10.88     0.40      0.12      (0.57)   (0.41)   10.42  6.61 *        17   1.56      5.85      319.45**  (312.04)**
 TREASURY MONEY MARKET FUND
 --------------------------
 TRUST CLASS
 1996       $ 1.00    $0.05    $ 0.00     $(0.05)  $ 0.00   $ 1.00  4.80%   $156,455   0.44%     4.70%       0.59%      4.55%
 1995         1.00     0.05      0.00      (0.05)    0.00     1.00  5.28     110,475   0.44      5.16        0.59       5.01
 1994         1.00     0.04      0.00      (0.04)    0.00     1.00  3.58     111,545   0.45      3.50        0.61       3.34
 1993(1)      1.00     0.03      0.00      (0.03)    0.00     1.00  2.56     108,495   0.47      2.53        0.62       2.38
 INVESTOR CLASS
 1996       $ 1.00    $0.04    $ 0.00     $(0.04)  $ 0.00   $ 1.00  4.54%   $ 10,910   0.69%     4.45%       0.84%      4.30%
 1995         1.00     0.05      0.00      (0.05)    0.00     1.00  5.02       7,931   0.69      4.89        0.84       4.74
 1994         1.00     0.03      0.00      (0.03)    0.00     1.00  3.32       3,231   0.70      3.52        0.86       3.36
 1993(2)      1.00     0.02      0.00      (0.02)    0.00     1.00  2.29       1,347   0.75      2.28        5.23**    (2.20)**
           Portfolio  Average
           Turnover  Commission
             Rate     Rate+++
-------------------------------------------------------------------------------------------------------------------------------
 TAX-EXEMPT FIXED INCOME FUND
 ----------------------------
 TRUST CLASS
 1996          98%      N/A
 1995         129       N/A
 1994         146       N/A
 1993(1)      149       N/A
 INVESTOR CLASS
 1996          98%      N/A
 1995         129       N/A
 1994         146       N/A
 1993(2)      149       N/A
 INTERNATIONAL FIXED INCOME FUND
 -------------------------------
 TRUST CLASS
 1996          85%      N/A
 1995         105       N/A
 1994         138       N/A
 1993(3)      146       N/A
 INVESTOR CLASS
 1996          85%      N/A
 1995         105       N/A
 1994         138       N/A
 1993(1)      146       N/A
 TREASURY MONEY MARKET FUND
 --------------------------
 TRUST CLASS
 1996         N/A       N/A
 1995         N/A       N/A
 1994         N/A       N/A
 1993(1)      N/A       N/A
 INVESTOR CLASS
 1996         N/A       N/A
 1995         N/A       N/A
 1994         N/A       N/A
 1993(2)      N/A       N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 *  Sales load is not included in total return.

** Ratios are high relative to subsequent years as a result of the low initial asset levels during the Investor Classes' initial year of operations.

+++ Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is required for fiscal years beginning after 09/01/95.

 1. Commenced operations on January 4, 1993. All ratios and total returns for the period have been annualized.

 2. Commenced operations on March 9, 1993. All ratios and total returns for the period have been annualized.

 3. Commenced operations on February 7, 1993. All ratios and total returns for the period have been annualized.

 4. Commenced operations on April 26, 1993. All ratios and total returns for the period have been annualized.

FINANCIAL HIGHLIGHTS (CONTINUED) _______________________________________________

                                                                                                                   Ratio of
                                                                                                                     Net
                                                                                                                  Investment
                                Net                                                          Ratio of   Ratio of   Income/
                              Realized                                                         Net      Expenses    (Loss)
                                and                Distri-   Net                   Ratio of Investment     to         to
              Net            Unrealized            butions  Asset           Net    Expenses   Income    Average    Average
             Asset     Net     Gains    Dividends    from   Value          Assets     to        to        Net        Net
             Value   Invest-  (Losses)   from Net  Realized  End           End of  Average   Average     Assets     Assets
           Beginning  ment       on     Investment Capital    of   Total   Period    Net       Net     (Excluding (Excluding
           of Period Income  Securities   Income    Gains   Period Return  (000)    Assets    Assets    Waivers)   Waivers)
----------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT MONEY MARKET FUND
 ----------------------------
 TRUST CLASS
 1996        $1.00    $0.05    $0.00       (0.05)   $0.00   $1.00   5.08% $256,392   0.44%     4.96%      0.44%      4.96%
 1995         1.00     0.05     0.00       (0.05)    0.00   $1.00   5.59   207,615   0.42      5.45       0.42       5.45
 1994         1.00     0.04     0.00       (0.04)    0.00   $1.00   3.89  157,140    0.42      3.81       0.42       3.81
 1993(1)      1.00     0.03     0.00       (0.03)    0.00   $1.00   3.00   159,401   0.45      2.92       0.45       2.92
 INVESTOR CLASS
 1996        $1.00    $0.05    $0.00      $(0.05)   $0.00   $1.00   4.82% $  5,093   0.69%     4.71%      0.69%      4.71%
 1995         1.00     0.05     0.00       (0.05)    0.00   $1.00   5.33     3,002   0.67      5.18       0.67       5.18
 1994         1.00     0.04     0.00       (0.04)    0.00   $1.00   3.63     2,739   0.67      3.62       0.67       3.62
 1993(4)      1.00     0.02     0.00       (0.02)    0.00   $1.00   2.78     1,814   0.72      2.69       2.37       1.04**
 MONEY MARKET FUND
 -----------------
 TRUST CLASS
 1996        $1.00    $0.05    $0.00      $(0.05)   $0.00   $1.00   5.13% $598,715   0.43%     5.02%      0.58%      4.87%
 1995         1.00     0.06     0.00       (0.06)    0.00   $1.00   5.64   475,688   0.41      5.50       0.56       5.35
 1994         1.00     0.04     0.00       (0.04)    0.00   $1.00   3.97   460,583   0.41      3.93       0.56       3.78
 1993(1)      1.00     0.03     0.00       (0.03)    0.00   $1.00   3.01   367,110   0.46      2.92       0.61       2.77
 INVESTOR CLASS
 1996        $1.00    $0.05    $0.00      $(0.05)   $0.00   $1.00   4.87% $  1,466   0.68%     4.77%      0.83%      4.62%
 1995         1.00     0.05     0.00       (0.05)    0.00   $1.00   5.38     1,358   0.66      5.22       0.81       5.07
 1994         1.00     0.04     0.00       (0.04)    0.00   $1.00   3.71       605   0.66      4.13       0.81       3.98
 1993(2)      1.00     0.02     0.00       (0.02)    0.00   $1.00   2.76       118   0.72      2.69      10.48      (7.09)**
 TAX-EXEMPT MONEY MARKET FUND
 ----------------------------
 TRUST CLASS
 1996        $1.00    $0.03    $0.00      $(0.03)   $0.00   $1.00   3.14% $187,629   0.40%     3.10%      0.56%      2.94%
 1995         1.00     0.03     0.00       (0.03)    0.00   $1.00   3.49   167,945   0.41      3.44       0.56       3.29
 1994         1.00     0.02     0.00       (0.02)    0.00   $1.00   2.50   161,054   0.43      2.52       0.59       2.36
 1993(1)      1.00     0.02     0.00       (0.02)    0.00   $1.00   1.98   116,000   0.45      1.97       0.60       1.82
 INVESTOR CLASS
 1996        $1.00    $0.03    $0.00      $(0.03)   $0.00   $1.00   2.88% $  2,807   0.65%     2.85%      0.81%      2.69%
 1995         1.00     0.03     0.00       (0.03)    0.00   $1.00   3.24     3,244   0.66      3.19       0.81       3.04
 1994         1.00     0.02     0.00       (0.02)    0.00   $1.00   2.24     4,204   0.68      2.31       0.84       2.15
 1993(3)      1.00     0.01     0.00       (0.01)    0.00   $1.00   1.65     1,394   0.74      1.81       4.88      (2.33)**
           Portfolio  Average
           Turnover  Commission
             Rate     Rate+++
----------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT MONEY MARKET FUND
 ----------------------------
 TRUST CLASS
 1996         N/A       N/A
 1995         N/A       N/A
 1994         N/A       N/A
 1993(1)      N/A       N/A
 INVESTOR CLASS
 1996         N/A       N/A
 1995         N/A       N/A
 1994         N/A       N/A
 1993(4)      N/A       N/A
 MONEY MARKET FUND
 -----------------
 TRUST CLASS
 1996         N/A       N/A
 1995         N/A       N/A
 1994         N/A       N/A
 1993(1)      N/A       N/A
 INVESTOR CLASS
 1996         N/A       N/A
 1995         N/A       N/A
 1994         N/A       N/A
 1993(2)      N/A       N/A
 TAX-EXEMPT MONEY MARKET FUND
 ----------------------------
 TRUST CLASS
 1996         N/A       N/A
 1995         N/A       N/A
 1994         N/A       N/A
 1993(1)      N/A       N/A
 INVESTOR CLASS
 1996         N/A       N/A
 1995         N/A       N/A
 1994         N/A       N/A
 1993(3)      N/A       N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 ** Ratios are high relative to subsequent years as a result of the low initial asset levels during the Investor Classes' initial year of operations.

+++ Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is required for fiscal years beginning after 09/01/95.
 1. Commenced operations on January 4, 1993. All ratios and total returns for the period have been annualized.
 2. Commenced operations on March 31, 1993. All ratios and total returns for the period have been annualized.
 3. Commenced operations on April 13, 1993. All ratios and total returns for the period have been annualized.

 4. Commenced operations on April 22, 1993. All ratios and total returns for the period have been annualized.

 ................................................................................

[SYMBOL      WHAT IS AN
 APPEARS     INTERMEDIARY?
 HERE]


 ........................................
 Any entity, such as a bank, broker-
 dealer, other financial institution,
 association or organization that
 has entered into an arrangement with
 the Distributor to sell Investor Class
 shares to its customers.
 ........................................

YOUR ACCOUNT AND DOING BUSINESS WITH US

Trust Class and Investor Class shares of a Fund are sold on a continuous basis and may be purchased directly from the Trust's Transfer Agent, DST Systems, Inc., 1004 Baltimore Avenue, Kansas City, Missouri 64105, either by mail, telephone or by wire. Shares may also be purchased through financial institutions or broker-dealers which have established a dealer agreement with the Distributor ("Intermediaries"). Shares of each Fund are offered only to residents of states in which the shares are eligible for purchase. For more information about the following topics, see "Additional Information About Doing Business with Us."
--------------------------------------------------------------------------------
HOW TO BUY,
SELL AND         Trust Class shares of the Funds may be purchased through
EXCHANGE         accounts established with LaSalle National Bank ("LaSalle"),
SHARES THROUGH   its affiliates and correspondents.
INTERMEDIARIES      Investor Class shares of the Funds may be purchased through
                 Intermediaries (including LaSalle) which provide various services to their customers ("Customers"). Contact your Intermediary for information about the services available to you and for specific instructions on how to buy, sell and exchange shares. To allow for processing and transmittal of orders to the Transfer Agent on the same day, Intermediaries may impose earlier cut-off times for receipt of purchase orders. Certain Intermediaries may charge account fees.
                 Information concerning shareholder services and any charges will be provided to the customer by the Intermediary. Certain of these Intermediaries may be required to register as broker-dealers under state law.
                    The shares you purchase through an Intermediary may be
                 held "of record" by that Intermediary. If you want to transfer the registration of shares beneficially owned by you, but held "of record" by an Intermediary, you should call the Intermediary to request this change.

HOW TO BUY
INVESTOR CLASS
SHARES FROM
THE TRANSFER
AGENT
Opening an
Account          Investors may purchase Investor Class shares of any Fund by
By Mail          completing and signing an Account Application form and
                 mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Rembrandt Funds(R), [Fund Name]," to Rembrandt Funds, P.O. Box 419402, Kansas
                 City, Missouri 64141-6402. Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank draft or money order) to the Transfer Agent.

                    All purchases made by check should be in U.S. dollars and
                 made payable to the Rembrandt Funds(R). Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 days.
                    Account Application forms can be obtained by calling 1-
                 800-443-4725.

By Telephone      If an Account Application has been previously received, an investor may also purchase shares by telephone by calling 1-
                  800-443-4725. With respect to the Investor Class shares, orders by telephone will not be executed until payment has been received. If a check received for purchase of Investor
                  Class shares does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred.
By Wire
                  Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of any Fund by requesting their bank to transmit funds by wire to: United Missouri Bank, N.A.; ABA #10-10-
                  00695; for Account Number 98-7052-349-3; Further Credit:
                  [Name of Fund]. The Shareholder's name and account number must be specified in the wire.

                     Initial Purchases: Before making an initial investment by
                  wire, an investor must first telephone 1-800-443-4725 to be assigned an account number. The investor's name, account
                  number, taxpayer identification number or Social Security
                  number, and address must be specified in the wire. In
                  addition, an Account Application should be promptly
                  forwarded to: Rembrandt Funds, P.O. Box 419402, Kansas City,
                  Missouri 64141-6402.
                     Subsequent Purchases: Additional investments may be made
                  at any time through the wire procedures described above,
                  which must include a Shareholder's name and account number.
                  The investor's bank may impose a fee for investments by
                  wire.
Other             Other Shareholders who desire to transfer the registration
Information       of their shares should contact the Administrator.
Regarding
Purchases            Purchases of Investor Class shares may be made by direct
                  deposit or Automated Clearing House transactions.
                     No certificates representing shares will be issued.

SALES CHARGES     The following table shows the regular sales charge on
                  Investor Class shares of the Equity, Balanced and Fixed
                  Income Funds payable by a "single purchaser" (defined below) together with the sales charge reallowed to certain financial institutions (the "reallowance").
W

                  -----------------------------------------------------------------
                                     SALES CHARGE AS SALES CHARGE AS REALLOWANCE AS
                                     A PERCENTAGE OF A PERCENTAGE OF PERCENTAGE OF
              AMOUNT OF              OFFERING PRICE    NET AMOUNT    OFFERING PRICE
               PURCHASE                 PER SHARE       INVESTED       PER SHARE
                  -----------------------------------------------------------------
             Less than $100,000           4.50%           4.71%           4.05%
             $100,000 but less than
              $250,000                    3.50%           3.63%           3.15%
             $250,000 but less than
              $500,000                    3.00%           3.09%           2.70%
             $500,000 and above           1.00%           1.01%           0.90%
                  -----------------------------------------------------------------

                     The sales charge shown in the table is the maximum sales
                  charge that applies to sales of Investor Class shares. Under certain circumstances, reallowances of up to the entire amount of the sales charge may be paid to certain financial institutions, who might then be deemed to be "underwriters" under the Securities Act of 1933.

                     The Distributor may, from time to time in its sole
                  discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds.


ELIGIBILITY FOR   Investors in Investor Class shares of the Equity and Fixed
REDUCED SALES     Income Funds will be entitled to lower, graduated sales
CHARGE            charges if the investors' total investment in a Fund exceeds certain thresholds. In calculating the sales charge rates
                  applicable to current purchases of Investor Class shares of
Rights of         the Equity, Balanced and Fixed Income Funds, a "single
Accumulation      purchaser" is entitled to accumulate current purchases with the current market value of previously purchased shares of the Fund and the other eligible Funds of the Trust which are sold subject to a comparable sales charge (the "Eligible
                  Funds").

                     The term "single purchaser" refers to (i) an individual,
                  (ii) an individual and spouse purchasing shares for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), including related plans of the same employer.

                     To be entitled to a reduced sales charge based upon
                  shares already owned, the investor (or the Intermediary) must ask the Transfer Agent for such reduction at the time of purchase and provide the account number(s) of the investor, and, as applicable, the investor and spouse, and/or their minor children. The Funds may amend or terminate this right of accumulation at any time as to purchases made thereafter.

Letter of         By submitting a Letter of Intent (the "Letter") to the
Intent            Transfer Agent, a "single purchaser" may purchase Investor
                  Class shares of the Fund and the other Eligible Funds during a 13-month period at the sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases, the Shareholder must notify the Transfer
                  Agent at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify the Transfer Agent that such purchases are applicable under the Letter.

Other             No sales charge is imposed on Investor Class shares of the
Circumstances     Funds: (i) issued in plans of reorganization, such as
                  mergers, asset acquisitions and exchange offers, to which the Trust is a party; (ii) sold to dealers or brokers that have a sales agreement with the Distributor, for their own account or for retirement plans for their employees; (iii) sold to employees (and their spouses) of dealers or brokers that certify to the Transfer Agent at the time of purchase that such purchase is for their own account (or for the benefit of such employees' minor children); (iv) in aggregate purchases of $1 million or more by tax

 .......................................

            HOW DOES
 [SYMBOL    AN
  APPEARS   EXCHANGE TAKE
  HERE]     PLACE?


 When making an exchange, you
 authorize the sale of your
 shares of one or more Funds in
 order to purchase the shares
 of another Fund. In other words,
 you are executing a sell order
 and then a buy order. This sale
 of your shares is a taxable
 event which could result in
 a taxable gain or loss.

 .......................................


                 exempt organizations enumerated in Section 501(c) of the Code, or employee benefit plans created under Sections 401 or 457 of the Code; (v) sold to employees (and immediate family members) of the Advisor and its affiliates or sold to retired employees (and immediate family members) of ABN AMRO Holding N.V. and its affiliates and subsidiaries; (vi) purchased with the proceeds of trust or employee benefit plan distributions for which the Advisor and its affiliates act in a fiduciary capacity (vii) purchased with the proceeds of any distribution made by a qualified employee benefit plan (including a 401(k) Plan), or rollovers from individual Retirement Accounts ("IRAs"); (viii) sold to the participants in a 401(k) Plan that is a shareholder of any Fund; (ix) acquired in any exchange of Trust Class shares for Investor Class shares of the same Fund; (x) sold through broker-dealers who provide mutual fund transaction services, and who have entered into an arrangement with the Distributor relating to waivers of sales charges (for more information, please see the Statement of Additional Information); or (xi) sold to existing customers of LaSalle National Bank and its banking affiliates. Certain broker-dealers who provide such mutual fund transaction services may charge a fee for this service.


Automatic        You may systematically buy Investor Class shares through
Investment       deductions from your checking account, provided these
Plan ("AIP")     accounts are maintained through banks which are part of the
                 Automated Clearing House system. Upon notice, the amount you commit to the AIP may be changed or canceled at any time. The minimum pre-authorized investment amount is $50 per month.You may obtain an AIP application form by calling 1-800-443-4725.

EXCHANGING
SHARES

When Can You     Once payment for your shares has been received and accepted
Exchange         (i.e., an account has been established), you may exchange
Shares?          some or all of your Investor Class or Trust Class shares for
                 Investor Class or Trust Class shares of other Funds within the Trust. Exchanges are made at net asset value plus any applicable sales charge. Any Shareholder or Customer who wishes to make an exchange must have received a current prospectus of the Fund in which he or she wishes to invest before the exchange will be effected. For an established account, exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer
                 Agent.


When Do Sales    Non-Money Market Funds currently impose a sales charge on
Charges Apply    Investor Class shares. If you exchange your Investor Class
to an            shares into one of these Funds, you will have to pay a sales
Exchange?        charge on any portion of your exchanged Investor Class shares for which you have not previously paid a sales charge.

 ................................................................................

[SYMBOL     WHAT IS A
 APPEARS    SIGNATURE
 HERE]      GUARANTEE?

 A signature guarantee verifies the
 authenticity of your signature and
 may be obtained from any of the
 following: banks, brokers, dealers,
 certain credit unions, securities
 exchange or association, clearing
 agency or savings association. A
 notary public cannot provide a
 signature guarantee.

 ........................................

                    If you buy Investor Class shares of a "non-money market"
                 fund and you receive a sales charge waiver, you will be deemed to have paid the sales charge for purposes of this exchange privilege.

                    The Trust reserves the right to change the terms and
                 conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice.

Requesting an    To request an exchange, you must provide proper written
Exchange of      instructions to the Transfer Agent. Telephone exchanges will
Shares           also be accepted if you previously elected this option on
                 your account application.

                    To exchange shares beneficially owned by a Customer, but
                 held of record by an Intermediary or, LaSalle, the Customer should contact the Intermediary or, where applicable, LaSalle, who will contact the Transfer Agent and effect the exchange on behalf of the Customer.

                    If an Exchange Request in good order is received by the
                 Transfer Agent by 4:00 p.m., Eastern time, on any Business Day, the exchange usually will occur on that day.


REDEMPTION OF    Shareholders may redeem their shares on any Business Day.
SHARES           Redemption requests may be made directly to the Customer's
                 Intermediary. Shareholders may also redeem their shares by mail or by telephone. Redemption proceeds may not be transmitted by Federal Reserve wire on federal holidays restricting wire transfers. Redemption orders for the Equity, Balanced and Fixed Income Funds must be received by 4:00 p.m., Eastern time. Redemption orders for the Money Market
                 Funds must be received by 1:00 p.m., Eastern time.

By Mail A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. The Transfer Agent may require that the signature on the written request be guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the Shareholder(s) of record, and (3) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application or by written instruction to the Transfer Agent. There is no charge for having redemption requests mailed to a designated bank account.

By Telephone      Shares may be redeemed by telephone if the Shareholder
                  elects that option on the Account Application. The
                  Shareholder may have the proceeds mailed to his or her address or mailed or wired to a commercial bank account previously designated on the Account Application. Under most circumstances, payments will be transmitted on the next
                  Business Day following receipt of a valid request for redemption. Wire transfer redemption requests may be made by the Shareholder by calling the Transfer Agent at 1-800-443-
                  4725, who will deduct a wire charge of $10.00 from the amount of the redemption. Trust Class Shareholders may have proceeds of redemptions wired without payment of the wire charge.

                     Neither the Trust nor the Transfer Agent will be
                  responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and a Shareholder experiences difficulties placing redemption orders by telephone, the Shareholder may wish to consider placing the order by other means. Shareholders may not close their accounts by telephone.

Other             All redemption orders are effected at the net asset value
Information       per share next determined after receipt of a valid request
Regarding         for redemption, as described above. Payment to Shareholders
Redemptions       for shares redeemed will be made within seven days after
                  receipt by the Transfer Agent of the valid request for redemption.

                     At various times, a Fund may be requested to redeem
                  shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds will be delayed for at least 15 days from the date of purchase or until payment has been collected for the purchase of such shares. The Funds intend to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

                     See "Purchase and Redemption of Shares" in the Statement
                  of Additional Information for examples of when the right of redemption may be suspended.


Systematic        The Funds offer a Systematic Withdrawal Plan ("SWP") which
Withdrawal Plan   may be utilized by Investor Class Shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $5,000 or more. Shareholders may elect to receive automatic payments via check or Automated Clearing House of $50 or more on a monthly, quarterly, semi-annual or annual basis. A SWP Application Form may be obtained by calling
                  1-800-443-4725.

                     Shareholders should realize that if withdrawals exceed
                  income dividends, their invested principal in the account will be depleted. Thus, depending on the frequency and

 ................................................................................

[SYMBOL     WHAT ARE
 APPEARS    INVESTMENT
 HERE]      OBJECTIVES AND
            POLICIES?

 Each Fund's investment objective is
 a statement of what it seeks to
 achieve. It is important to make sure
 that the investment objective matches
 your own financial needs and
 circumstances. The investment policies
 section spells out the types of
 securities in which each Fund invests.
 .............................................

                 amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, Shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

CHECKWRITING     Checkwriting is offered free of charge to Investor Class
SERVICE          Shareholders in the Money Market Funds. An Investor Class
                 Shareholder in any Money Market Fund may redeem shares by
(Money Market    writing checks on his or her account for $500 or more. Once a
Funds)           Shareholder has signed and returned a signature card, he or she will receive a supply of checks. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears.

                    Because of the difficulty of determining in advance the
                 exact value of a Fund account, a Shareholder may not use a check to close his or her account. The checks are free, but a Shareholder's account will be charged a fee for stopping payment of a check upon a Shareholder's request or if the check cannot be honored because of insufficient funds or other valid reasons.

INVESTMENT OBJECTIVE AND POLICIES ______________________________________________
VALUE FUND
                 The Value Fund seeks a high level of total return through capital appreciation and current income.

                    The Value Fund will invest at least 65% of its total assets in U.S. common stocks that the Advisor believes are undervalued and present the opportunity to increase shareholder value. The Value Fund will invest in common stocks that are traded on a national securities exchange or are actively traded in the over-the-counter market and that: (i) are priced below their intrinsic value as determined by the Advisor's dividend discount model; (ii) have consistently paid dividends; and (iii) are issued by companies that the Advisor believes are financially sound.

                    Any remaining assets of the Fund may be invested in: (i)
                 warrants to purchase common stocks; (ii) debt securities convertible into common stocks rated in the highest four rating categories by a nationally recognized statistical rating organization ("NRSRO") or determined by the Advisor to be of comparable quality at the time of purchase; (iii) preferred stock convertible into common stocks; and (iv) U.S. dollar denominated equity securities of foreign issuers (including sponsored American Depositary Receipts ("ADRs")).

                  The Fund will invest in securities of foreign issuers only if they are listed on national securities exchanges or actively traded in the over-the-counter market. The Fund will invest in options and futures for hedging purposes only.

GROWTH FUND       The Growth Fund seeks a high level of total return primarily through capital appreciation.

                     The Growth Fund will invest at least 65% of its total
                  assets in the common stock of corporations of any size that, in the Advisor's opinion, have strong prospects for appreciation through growth in earnings. The Growth Fund invests primarily in common stocks that: (i) are traded on a national securities exchange or are actively traded in the over-the-counter market and have an average trading volume of more than $1 million per day; (ii) have sales and earnings growth rates that exceed the growth rate of the Gross Domestic Product; and (iii) maintain a positive return on equity and total assets.

                     Any remaining Fund assets may be invested in: (i)
                  warrants to purchase common stocks; (ii) debt securities convertible into common stocks; (iii) preferred stock convertible into common stocks; and (iv) U.S. dollar denominated equity securities of foreign issuers (including sponsored ADRs). The Fund will invest in securities of foreign issuers only if they are listed on national securities exchanges or actively traded in the over-the-counter market. The Fund will invest in options and futures for hedging purposes only.

SMALL CAP FUND    The Small Cap Fund seeks a high level of total return
                  primarily through capital appreciation.

                     The Small Cap Fund will invest at least 65% of its total
                  assets in the common stocks of corporations with smaller capitalization levels that the Advisor believes have strong prospects for appreciation through growth in earnings. The Advisor's emphasis will be on a diversified portfolio of common stocks of companies with aggregate market capitalization of less than $1 billion. In selecting stocks for the Fund, factors reviewed will include sales and earnings growth rates and the strength of the issuer's balance sheet.

                     Because the Fund invests primarily in common stocks of
                  smaller capitalization companies, the Fund's shares may fluctuate significantly in value, and thus may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

                     Any remaining Fund assets may be invested in: (i)
                  warrants to purchase common stocks; (ii) debt securities convertible into common stocks; (iii) preferred stock convertible into common stocks; and (iv) U.S. dollar denominated equity securities of foreign issuers (including sponsored ADRs). The Fund will invest in equity securities of foreign issuers that satisfy in substance the criteria for investing in smaller capitalization stocks set forth above. The Fund will invest in equity securities of foreign issuers only if they are listed on national securities exchanges or actively traded in the over-the-counter market. The Fund will invest in options and futures for hedging purposes only.

INTERNATIONAL     The International Equity Fund seeks a high level of total
EQUITY FUND       return through capital appreciation and current income.

                     The International Equity Fund will invest at least 65% of
                  its total assets in equity securities of issuers in at least three countries other than the U.S.

                     While the Fund will not necessarily spread its
                  investments among more than three countries other than the U.S., the Advisor intends to diversify its investments among countries to reduce currency risk. Investments will be made primarily in common stocks of companies domiciled in developed countries, but may be made in the securities of companies domiciled in developing countries, as well. Although the Fund will invest primarily in securities listed on national stock exchanges, it will also invest in securities actively traded in over-the-counter markets. Securities of companies in developing countries may pose liquidity risks.

                     Any remaining Fund assets will be invested in common
                  stocks of closed-end management investment companies that invest primarily in international common stocks, stocks of U.S. issuers listed on national securities exchanges or actively traded in the over-the-counter market, convertible securities of U.S. issuers (whether or not they are listed on national securities exchanges) and money market instruments. The Fund will invest in options and futures for hedging purposes only.

TRANSEUROPE       The TransEurope Fund seeks a high level of total return
FUND              through capital appreciation and current income.

                     The TransEurope Fund will invest as fully as feasible
                  (and at least 65% of its total assets) in equity securities of European issuers located in Belgium, Denmark, Finland, France, Germany, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. Investments may also be made in the equity securities of issuers located in the smaller and emerging markets of Europe. The Fund may also invest in the equity securities of issuers in the following Eastern European countries: the Czech Republic, Hungary, Poland and Slovakia. Emerging markets are subject to special risks not associated with domestic markets. See "Certain Risk Factors."

                     The Fund's remaining assets will be invested in money
                  market instruments of European issuers. The Fund will invest in options and futures for hedging purposes only.

ASIAN TIGERS      The Asian Tigers Fund seeks to achieve capital appreciation.
FUND                 The Asian Tigers Fund will invest primarily in equity
                  securities that are traded on recognized stock exchanges of the countries of Asia and in equity securities of companies organized under the laws of an Asian country. The Fund may also invest in sponsored ADRs of Asian issuers that are traded on stock exchanges in the United States. The Fund does not intend to invest in securities which are principally traded in markets in Japan or in companies organized under the laws of Japan.

                     Under normal circumstances, at least 65% of the total
                  assets of the Fund will be invested in equity securities of issuers located in some or all of the following Asian countries: China, Hong Kong, Indonesia, Malaysia, the Philippines, Singapore and Thailand. The Fund may also invest in common stocks traded on markets in India, Pakistan, Sri

                  Lanka, South Korea and Taiwan, and may invest up to 5% of its net assets in other developing markets. The Fund has no set policy for allocating investments among the several Asian countries. Allocation of investments among the various countries will depend on the relative attractiveness of the stocks of issuers in the respective countries. Government regulation and restrictions in many of the countries of interest may limit the amount, mode, and extent of investment in companies of such countries.

                     Any of the Fund's remaining assets will be invested in
                  common stocks of closed-end management investment companies that invest primarily in common stocks of Asian countries or money market instruments of Asian and European issuers.

                     In selecting industries and particular issuers, the
                  Advisor will evaluate costs of labor and raw materials, access to technology, export of products and government regulation. Although the Fund seeks to invest in larger companies, it may invest in medium and small companies that, in the Advisor's opinion, have potential for growth.

                     While the Fund intends to invest primarily in securities
                  listed on stock exchanges, it may also invest in securities traded in over-the-counter markets, which may pose liquidity risks. No more than 5% of the Fund's net assets will be invested in unlisted securities. The Fund will invest in options and futures for hedging purposes only.

LATIN AMERICA     The Latin America Equity Fund seeks long-term capital
EQUITY FUND       appreciation.


                     The Fund will invest primarily in equity securities of
                  (i) companies organized in, or for which the principal securities trading market is in Latin America, and (ii) companies, wherever organized, that, in one of the last two fiscal years derived more than 50% of their annual revenues or profits from goods produced, sales made or services performed in Latin America ("Latin American issuers"). Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of Latin American issuers.

                     The Fund seeks to benefit from economic and other
                  developments in Latin America. The Advisor and Sub-Advisor believe that investment opportunities may be present in Latin America as a result of an evolving long-term international trend encouraging greater market orientation and diminishing governmental intervention in economic affairs. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of certain Latin American countries. For the purpose of this prospectus, Latin America includes Argentina, Bolivia, Brazil, Chile, Colombia, Costa Rica, the Dominican Republic, Ecuador, El Salvador, Guatemala, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Uruguay, Venezuela, and the Spanish-speaking island nations of the Caribbean (not including Cuba and Haiti). Although the Fund has no set policy for allocating investments among Latin American countries, it is currently contemplated that the Fund will emphasize investments in issuers located in Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. The Fund may be precluded from investing in certain of the remaining eleven countries and certain Spanish-speaking islands until such time as adequate custodial arrangements can be established. Government regulation and restrictions may limit the amount, mode and extent of investment in companies in such countries.

                     Although the Fund intends to invest primarily in equity
                  securities listed on stock exchanges, it may also invest in securities traded in over-the-counter markets and in securities for which there is no organized market.

                     The Fund may invest in investment grade debt securities,
                  including debt securities issued or guaranteed by a Latin American government or governmental entity ("Sovereign Debt"), obligations of supranational entities, Brady Bonds and money market instruments.

                     For hedging purposes only, the Fund may also enter into
                  options, futures, interest rate swaps, currency transactions, caps, collars and floors. The Fund may also write (i.e., sell) covered call options on the securities in which it may invest.

                     The Fund is non-diversified for purposes of the
                  Investment Company Act of 1940, as amended (the "1940 Act"), which means that it is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified investment company. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.


BALANCED FUND     The Balanced Fund seeks a favorable total rate of return
                  through current income and capital appreciation consistent with preservation of capital, by investing in a portfolio comprised of fixed income and equity securities.

                     The Balanced Fund will invest at least 80% of its net
                  assets in fixed income and equity securities, with at least 25% of its assets in fixed income senior securities. Permissible investments for the Fund include: (i) corporate bonds and debentures of U.S. or foreign issuers rated in the highest four rating categories by an NRSRO or determined by the Advisor to be of comparable quality at the time of purchase; (ii) securities denominated in U.S. dollars or in foreign currencies, issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities or issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) short-term commercial paper of U.S. or foreign issuers rated in the highest two rating categories by an NRSRO or determined by the Advisor to be of comparable quality at the time of investment; (iv) short-term bank obligations consisting of certificates of deposit, time deposits and bankers' acceptances of U.S. or foreign commercial banks or savings and loan institutions with assets as of the end of their most recent fiscal year of at least $500 million, or its equivalent in appropriate foreign currency measured using currency exchange rates in effect at the time of investment; (v) obligations denominated in U.S. dollars or foreign currencies of supranational entities rated in the highest three rating categories by an NRSRO;
                  (vi) mortgage-backed securities rated in the highest two rating categories by an NRSRO; (vii) asset-backed securities rated in the highest three rating categories by an NRSRO;
                  (viii) STRIPS and receipts; (ix) repurchase agreements involving such securities; (x) loan participations, in which the Fund will not invest more than 5% of its total assets; (xi) guaranteed investment contracts ("GICs") and bank investment contracts ("BICs") deemed by the Advisor to be of investment grade; (xii) swaps; (xiii) municipal notes rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality; and (xiv) municipal bonds rated in the highest three rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality. The Balanced Fund is not subject to maturity restrictions. The Balanced Fund may invest up to 15% of its assets in fixed income securities that are either denominated in foreign currencies or issued by foreign issuers, provided that assets invested in such securities will not constitute more than 50% of the assets of the Balanced Fund invested in fixed income securities.

                     The remainder of the Fund's assets will be invested in:
                  (i) common stocks; (ii) warrants to purchase common stocks;
                  (iii) debt securities convertible into common stocks; (iv) preferred stocks convertible into common stocks; (v) U.S. dollar denominated equity securities of foreign issuers (including sponsored ADRs); (vi) foreign securities; and
                  (vii) equity options. The equity securities in which the Fund will invest are listed on national securities exchanges or actively traded in the over-the-counter market. The Fund will invest, based on dividend paying characteristics and growth potential, in equity securities of companies of all sizes. There are no minimum rating criteria applicable to convertible securities.


                     The Balanced Fund is also permitted to invest in options
                  and futures (for hedging purposes only), engage in securities lending, acquire floating and variable rate securities, enter into dollar roll transactions with selected banks and broker-dealers and purchase securities on a when-issued basis where the purchase is for investment in the securities, not for leveraging, and subject to the investment restrictions described above.

FIXED INCOME      The Fixed Income Fund seeks a high level of total return
FUND              relative to funds with like investment objectives, from
                  income and, to a lesser degree, capital appreciation by investing in a portfolio consisting primarily of quality intermediate- and long-term fixed income securities.

                     The Fixed Income Fund will invest as fully as feasible
                  (and at least 65% of its total assets) in the following fixed income securities: (i) corporate bonds and debentures rated in the highest four rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality at the time of purchase; (ii) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; (iii) short-term commercial paper rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality at the time of investment; (iv) short-term bank obligations rated in the highest two rating categories by an NRSRO, including certificates of deposit, time deposits, and bankers' acceptances of U.S. commercial banks or savings and loan institutions with assets of at least $500 million as of the end of their most recent fiscal year; (v) U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; (vi) U.S. dollar denominated obligations of supranational entities rated in the highest three rating categories by an NRSRO; (vii) mortgage-backed securities rated in the highest two rating categories by an NRSRO;
                  (viii) asset-backed securities rated in the highest three rating categories of an NRSRO; (ix) STRIPS and receipts evidencing separately traded interest and principal component parts of U.S. Government obligations ("Receipts");
                  (x) repurchase agreements involving such securities; (xi) loan participations, in which the Fund will not invest more than 5% of its total assets; (xii) GICs; (xiii) BICs; (xiv) swaps; (xv) municipal notes rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality; and (xvi) municipal bonds rated in the highest three rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality.

                     There are no restrictions on the average maturity of the
                  Fund or on the maturity of any single instrument. Maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors. The estimated dollar-weighted average portfolio maturity of the Fund is approximately eight years.

                     Any remaining assets of the Fund may be invested in
                  variable and floating rate obligations, dollar rolls, forward commitments, when-issued securities, and securities of foreign issuers. In addition, the Fund may lend the securities in which it is invested. The Fund may invest in options and futures for hedging purposes only.


INTERMEDIATE      The Intermediate Government Fixed Income Fund seeks a high
GOVERNMENT        level of total return relative to funds with like investment
FIXED INCOME      objectives, consistent with preservation of capital from
FUND              income and, to a lesser degree, capital appreciation, by
                  investing in a portfolio consisting of short- and intermediate-term U.S. Government securities.

                     The Intermediate Government Fixed Income Fund will invest
                  100% of its total assets in government securities, which include obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

                     Normally, the Fund will maintain an average weighted
                  maturity of three to ten years; under certain circumstances, however, the average weighted maturity may fall below three years. The Fund may invest in options and futures for hedging purposes only.


TAX-EXEMPT        The Tax-Exempt Fixed Income Fund seeks a high level of total
FIXED INCOME      return, relative to funds with like investment objectives,
FUND              consistent with preservation of capital, from income by
                  investing in a portfolio consisting primarily of securities that are exempt from federal income tax and not subject to taxation as a preference item for purposes of the federal alternative minimum tax.

                     The Tax-Exempt Fixed Income Fund will invest as fully as
                  feasible (at least 65% of the value of its total assets) in fixed income securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, rated in the highest four rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality, and will invest at least 80% of its net assets in comparably-rated fixed income securities the interest on which is exempt from federal income tax and which are not subject to taxation as a preference item for purposes of the federal alternative minimum tax.

                     The remainder of the Fund's assets may be invested in:
                  (i) short-term, tax-exempt commercial paper rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality at the time of investment; (ii) municipal notes rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality; (iii) fixed income options and futures; (iv) asset-backed securities; (v) Receipts; (vi) securities issued or guaranteed by the U.S. Government or its agencies; and (vii) corporate bonds rated in one of the three highest categories by an NRSRO.

                     There are no restrictions on the average maturity of the
                  Fund or the maturity of any single instrument. Maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors. The Fund may invest in options and futures for hedging purposes only.

INTERNATIONAL     The International Fixed Income Fund, formerly the Global
FIXED INCOME      Fixed Income Fund, seeks a high level of total return
FUND              relative to funds with like investment objectives, measured in U.S. dollar terms, from income and capital appreciation by investing in a portfolio consisting of investment quality fixed income securities denominated in foreign currencies.

                     The International Fixed Income Fund will invest as fully
                  as feasible (at least 65% of its total assets) in investment quality fixed income securities of issuers in at least three of the following countries: Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and the United Kingdom.

                     The Fund strives to take maximum advantage of financial
                  and economic developments and currency fluctuations. All investments will be in high quality securities denominated in various currencies, including the European Currency Unit, and listed on stock exchanges of major industrialized countries. At least 50% of investments will be made in government bonds or in bonds issued by government-backed institutions (but no more than 25% of the Fund's assets will be invested in securities of governmental issuers in any one country). Investments in non-government bonds will be rated in one of the highest four rating categories by an NRSRO.

                     Fixed income securities consist of: (i) corporate bonds
                  and debentures rated in the highest four rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality at the time of purchase; (ii) short-term commercial paper rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality at the time of investment; (iii) securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities;

                  (iv) obligations of supranational entities; (v) repurchase agreements involving such securities; (vi) loan participations, in which the Fund will not invest more than 5% of its total assets; and (vii) swaps, fixed income options and futures.

                     Any remaining Fund assets will be invested in: (i)
                  securities denominated in U.S. dollars or foreign currencies comparable in quality to the fixed income instruments described above; (ii) obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities; (iii) short-term bank obligations, including certificates of deposit, time deposits, and bankers' acceptances of U.S. or foreign commercial banks or savings and loans institutions with assets as of the end of their most recent fiscal year of at least $500 million or its equivalent in appropriate foreign currency measured using currency exchange rates in effect at the time of investment; (iv) mortgage-backed securities rated in the highest two rating categories by an NRSRO; (v) asset-backed securities rated in the highest three rating categories by an NRSRO; (vi) Receipts; (vii) GICs; and
                  (viii) BICs.

                     There are no restrictions on the average maturity of the
                  Fund or on the maturity of any single instrument. Maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors. The Fund may invest in options and futures for hedging purposes only.


LIMITED           The Limited Volatility Fixed Income Fund seeks a high level
VOLATILITY        of current income, consistent with relative stability of
FIXED INCOME      principal, by investing primarily in a portfolio consisting
FUND              of short- and intermediate-term fixed income securities.

                     The Limited Volatility Fixed Income Fund will invest as
                  fully as feasible (at least 65% of its total assets) in the following short- and intermediate-term taxable fixed income obligations: (i) corporate bonds and debentures rated in the highest four rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality at the time of purchase; (ii) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; (iii) short-term commercial paper rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality at the time of purchase; (iv) short-term bank obligations: certificates of deposit, time deposits, and bankers' acceptances of U.S. commercial banks or savings and loans institutions with assets of at least $500 million as of the end of their most recent fiscal year; (v) U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; (vi) U.S. dollar denominated obligations of supranational entities rated in the highest three rating categories by an NRSRO; (vii) mortgage-backed securities rated in the highest two rating categories by an NRSRO; (viii) asset-backed securities rated in the highest three rating categories by an NRSRO; (ix) Receipts; (x) repurchase agreements involving such securities; (xi) swaps;
                  (xii) municipal notes rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality; and (xiii) municipal bonds rated in the highest three rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality. The Fund will also invest in fixed income options and futures for hedging purposes only.

                     The Fund may also invest in dollar roll transactions,
                  variable and floating rate obligations, forward commitments, when-issued securities, and securities of foreign issuers. In addition, the Fund may lend the securities in which it is invested under certain conditions.

                     The dollar-weighted average maturity of the Fund will be
                  less than six years. The Advisor may shorten the average maturity substantially, as a temporary defensive position, in anticipation of a change in the interest rate environment.

TREASURY MONEY    The Treasury Money Market Fund seeks to preserve principal
MARKET FUND       value and maintain a high degree of liquidity while
                  providing current income by investing exclusively in U.S.
                  Treasury obligations.

                     The Treasury Money Market Fund invests in bills, notes,
                  and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Book Entry System (such component parts of obligations are commonly known as "STRIPS" and all of the foregoing obligations are referred to herein collectively as "U.S. Treasury Obligations").

                     The Fund's investments in STRIPS will be limited to
                  components with maturities of less than 397 days. Investing in these securities entails certain risks, including that interest components may be more volatile in value than comparable maturity Treasury bills, as further described in "Description of Permitted Investments and Risk Factors." The Fund will invest primarily in U.S. Treasury Obligations other than STRIPS.


GOVERNMENT        The Government Money Market Fund seeks to provide as high a
MONEY MARKET      level of current income as is consistent with preservation
FUND              of capital and liquidity by investing in obligations of the
                  U.S. Government, its agencies or instrumentalities.


                     The Government Money Market Fund invests exclusively in
                  high quality money market instruments denominated in U.S. dollars consisting of (i) U.S. Treasury Obligations; (ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (e.g., Government National Mortgage Association ("GNMA"), Fannie Mae, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Land Bank); and
                  (iii) repurchase agreements involving such obligations.


MONEY MARKET      The Money Market Fund seeks to provide as high a level of
FUND              current income as is consistent with the preservation of
                  capital and liquidity by investing exclusively in high quality money market instruments.

                     The Money Market Fund invests exclusively in the
                  following: (i) U.S. Treasury Obligations; (ii) obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities; (iii) commercial paper of U.S. and foreign issuers rated in the highest two short-term rating categories of an NRSRO at the time of investment or, if unrated, determined by the Advisor to be of comparable quality; (iv) obligations (certificates of deposit, time deposits, and bankers' acceptances) of U.S. commercial banks, U.S. savings and loan institutions, and U.S. and London branches of foreign banks that have total assets of $500 million or more as shown on their last published financial statements at the time of investment;
                  (v) short-term corporate obligations of U.S. and foreign issuers whose commercial paper the Fund may purchase; (vi) repurchase agreements involving such obligations; (vii) obligations of supranational entities; (viii) loan participations; (ix) receipts evidencing separately traded interest and principal component parts of U.S. Government obligations; (x) standby commitments; and (xi) municipal securities. The Fund may not invest more than 25% of its total assets in obligations issued by foreign branches of U.S. banks and London branches of foreign banks.

TAX-EXEMPT        The Tax-Exempt Money Market Fund seeks to preserve principal
MONEY MARKET      value and maintain a high degree of liquidity while
FUND              providing current income exempt from federal income tax and not included as a preference item under the alternative minimum tax.

                     The Tax-Exempt Money Market Fund invests at least 80% of
                  its total assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from federal income tax (collectively, "Municipal Securities"). In pursuing this policy, the Fund may purchase municipal bonds, municipal notes, tax-exempt commercial paper rated in the highest two short-term rating categories by an NRSRO in accordance with SEC regulations at the time of investment or, if unrated, determined by the Advisor to be of comparable quality, and shares of tax-exempt money market funds.

                     The Advisor has discretion to invest up to 20% of the
                  Fund's assets in the aggregate in taxable money market instruments (including repurchase agreements) and securities subject to the alternative minimum tax.

GENERAL
INVESTMENT
POLICIES ____________________________________________________

THE EQUITY AND    Each Fund will invest in equity securities only if they are
BALANCED FUNDS    listed on national securities exchanges or actively traded in the over-the-counter market. Each Fund may invest in convertible securities whether or not they are listed on national securities exchanges.

                     Each Fund will invest not more than 10% of its total
                  assets in restricted securities. In addition, a Fund may invest up to 5% of its assets in restricted securities that the Advisor determines are liquid. Each Fund will not invest more than 15% of its total assets in illiquid securities.

                     A Fund may enter into futures contract transactions only
                  to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.


THE FIXED         Each Fund may purchase mortgage-backed securities issued or
INCOME AND        guaranteed as to payment of principal and interest by the
BALANCED FUNDS    U.S. Government, its agencies or instrumentalities and
                  mortgage-backed securities issued by non-governmental issuers that are rated in the highest two rating categories of an NRSRO.

                     The Fixed Income Fund, Intermediate Government Fixed
                  Income Fund, Limited Volatility Fixed Income Fund and Balanced Fund may enter into dollar roll transactions with selected banks and broker-dealers.

                     The quality standards of debt securities and other
                  obligations as described for the Funds must be satisfied at the time an investment is made. In the event that an investment held by a Fund is assigned a lower rating or ceases to be rated, the Advisor will promptly reassess whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund will dispose of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund.

                     Each Fund will invest not more than 10% of its total
                  assets in restricted securities. In addition, a Fund may invest up to 5% of its assets in restricted securities that the Advisor determines are liquid. Each Fund will not invest more than 15% of its total assets in illiquid securities.

                     A Fund may enter into futures contract transactions only
                  to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

THE MONEY         Each Money Market Fund intends to comply with regulations of
MARKET FUNDS      the SEC applicable to funds using the amortized cost method for calculating net asset value found in Rule 2a-7 under the 1940 Act. These regulations impose certain quality, maturity and diversification restraints on investments by the Funds.
                  Under these regulations, the Funds will invest only in U.S.
                  dollar denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less. These constraints effectively preclude the Funds from investing in securities with interest rates as high as those of securities that may be acquired by Funds that are permitted to buy lower rated or longer term securities. For a further discussion of these rules, see the "Description of Permitted
                  Investments and Risk Factors--Restraints on Investments by
                  Money Market Funds".

                     Each Money Market Fund will not invest more than 10% of
                  its net assets in illiquid securities.

ALL FUNDS         All Funds may invest in variable and floating rate
                  obligations and may purchase securities on a when-issued basis. A Fund (except the Money Market Funds) may enter into futures contracts and options on futures for bona fide hedging purposes only.

                     In addition, each Fund (with the exception of the
                  Treasury Money Market Fund) reserves the right to engage in securities lending.

                     There will be no limit to the percentage of portfolio
                  securities that a Fund may purchase subject to a standby commitment, but the amount paid directly or indirectly for a standby commitment held by the Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund.

                     For temporary defensive purposes when the Advisor
                  determines that market conditions warrant, the Equity Funds, Fixed Income Funds and Balanced Fund may invest up to 100% of its assets in money market instruments. To the extent a Fund is investing for temporary defensive purposes, the Fund will not be pursuing its investment objective.

RATINGS NRSROs provide ratings for certain instruments in which the Funds may invest. For example, bonds rated in the fourth highest rating category have an adequate capacity to pay principal and interest but may have speculative characteristics as well.

                     For a description of ratings, see the Statement of
                  Additional Information.

CERTAIN RISK FACTORS ___________________________________________________________

                  The investment policies of each Fund entail certain risks and considerations of which an investor should be aware.

Foreign           The International Equity, TransEurope, Latin America Equity,
Securities        Asian Tigers and International Fixed Income Funds will, and certain other Funds may, invest in securities of foreign issuers. Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits.

                     Certain Latin American countries are among the largest
                  debtors to commercial banks and foreign governments. Trading in Sovereign Debt involves a high degree of risk, since the governmental entity that controls the repayment of Sovereign Debt may not be willing or able to repay the principal and/or interest of such debt obligations when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. As a result, Latin American governments may default on their Sovereign Debt, which may require holders of such Sovereign Debt to participate in debt rescheduling or additional lending to defaulting governments. There is no bankruptcy proceeding by which defaulted Sovereign Debt may be collected in whole or in part.

                     Investments in securities of foreign issuers are
                  frequently denominated in foreign currencies and the value of the Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in most Latin American markets. This may limit a Fund's ability to effectively hedge its investments in Latin American markets.

INVESTMENT LIMITATIONS _________________________________________________________

                  No Equity, Fixed Income or Balanced Fund may:

                  1. Purchase securities of any issuer (except securities
                     issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets, and does not apply to the Latin America Equity or International Fixed Income Funds.

                  2. Purchase any securities which would cause more than 25%
                     of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

                  3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

                  No Money Market Fund may:

                  1. Purchase securities of any issuer (except securities
                     issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. Each Money Market Fund, except the Tax-Exempt Money Market Fund, may invest up to 25% of its assets in securities of a single issuer for a period of up to three business days if such securities qualify as "first tier securities" under applicable SEC Rules.

                  2. Purchase any securities which would cause more than 25%
                     of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to (i) investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in repurchase agreements involving such securities; and (ii) obligations issued by domestic branches of U.S. banks or U.S.

 ..........................

 [SYMBOL     INVESTMENT
  APPEARS    ADVISOR
  HERE]

 A Fund's investment advisor manages
 the investment activities and is
 responsible for the performance of
 the Fund.  The advisor conducts
 investment research, executes
 investment strategies based on an
 assessment of economic and market
 conditions, and determines which
 securities to buy, hold or sell.

 ......................................

                  branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iv) supranational entities will be considered to be a separate industry.

               3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements, and (iii) engage in securities lending.

                    The foregoing percentages will apply at the time of the
                  purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in the Statement of Additional Information.

THE ADVISOR ____________________________________________________________________

                 The Trust and LaSalle Street Capital Management, Ltd. (the "Advisor"), 10 South LaSalle Street, Suite 3701, Chicago, Illinois 60603 have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the Funds' investment programs, subject to the supervision of, and policies established by, the Trustees of the Trust.


                    The Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .80% of the average daily net assets of the Value, Growth, Small Cap and International Fixed Income Funds; 1.00% of the average daily net assets of the International Equity, TransEurope, Latin America Equity and Asian Tigers Funds; .70% of the average daily net assets of the Balanced Fund; .60% of the average daily net assets of the Fixed Income, Intermediate Government Fixed Income, Tax-Exempt Fixed Income and Limited Volatility Fixed Income Funds; .35% of the average daily net assets of the Treasury Money Market, Money Market and Tax-Exempt Money Market Funds; and .20% of the average daily net assets of the Government Money Market Fund. The Advisor may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Funds. The Advisor reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time.

                     For the fiscal year ended December 31, 1996, the Advisor
                  received an advisory fee of .80% for the Value Fund, .80% for the Growth Fund, .80% for the Small Cap Fund, .70% for the Balanced Fund, 1.00% for the International Equity Fund, 1.00% for the Asian Tigers Fund, 1.00% for the Latin America Equity Fund, .50% for the Fixed Income Fund, .50% for the Intermediate Government Fixed Income Fund, .50% for the Tax-Exempt Fixed Income Fund, .80% for the International Fixed Income Fund, .20% for the Tax-Exempt Money Market Fund, .20% for the Treasury Money Market Fund, .20% for the Government Money Market Fund and .20% for the Money Market Fund. The TransEurope Fund and Limited Volatility Fixed Income Fund had not commenced operations at fiscal year end.

                     LaSalle Street Capital Management, Ltd. was organized in
                  March, 1991 under the laws of the State of Delaware. The Advisor manages assets for corporations, unions, governments, insurance companies and charitable organizations. As of December 31, 1996, total assets under management by the Advisor were approximately $3.4 billion.

                     The Advisor is a direct, wholly-owned subsidiary of ABN
                  AMRO North America, Inc., which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company.

                     Jac A. Cerney, Senior Vice President of the Advisor, has
                  served as portfolio manager for the Value and Balanced Funds since their inception. Mr. Cerney has been associated with the Advisor and its predecessor since April, 1990.

                     Keith Dibble, Senior Vice President of the Advisor, has
                  served as portfolio manager for the Growth Fund since its inception. Mr. Dibble has been associated with the Advisor and its predecessor since 1987.

                     John F. Bonetti, Vice President of the Advisor, has
                  served as portfolio manager for the Small Cap Fund Since February, 1995 and co-portfolio manager for the Small Cap Fund since March, 1997. Mr. Bonetti has been associated with the Advisor and its predecessor since 1989.

                     Marc G. Borghans, Vice President of the Advisor, has
                  served as co-manager of the Small Cap Fund since March, 1997. Mr. Borghans has been associated with the Advisor or its affiliates since 1988.

                     Mark W. Karstrom, Vice President of the Advisor, has
                  served as portfolio manager for the Intermediate Government Fixed Income Fund and the Limited Volatility Fixed Income Fund since September, 1996. Mr. Karstrom joined the Advisor in August 1996. He served as a Vice President, Portfolio Manager with Norwest Investment Management and Trust and a predecessor firm from May, 1985 to July, 1996.

                     Charles H. Self, III, Senior Vice President of the
                  Advisor, has served as portfolio manager for the Fixed Income Fund since October, 1995 and the Tax-Exempt Fixed Income Fund since September, 1996 and co-manager of the Tax-Exempt Fixed Income Fund since April, 1997. Mr. Self joined the Advisor in October, 1995. He served as a Vice President with CSI Asset Management from December, 1988 to July, 1995.

                     Phillip P. Mierzwa, Assistant Vice President of the
                  Advisor, has served as co-manager of the Tax-Exempt Fixed Income Fund since April, 1997. He has been associated with the Advisor or its affiliates since February, 1990.

                     Gregory D. Boal, Vice President of the Advisor, has
                  served as portfolio manager of the fixed income portion of the Balanced Fund since April, 1997. Mr. Boal joined the Advisor in March, 1997. He served as Manager, Fixed Income Division of First Citizens Bank from November, 1989 to March, 1997.

THE SUB-ADVISOR ________________________________________________________________


                  ABN AMRO-NSM International Funds Management B.V. (the "Sub-Advisor"), Foppingadreef 22, P.O. Box 246, 1000 EA Amsterdam, The Netherlands, serves as the investment sub-advisor of the International Equity Fund, TransEurope Fund, Asian Tigers Fund, International Fixed Income Fund and Latin America Equity Fund pursuant to a Sub-Advisory Agreement with the Advisor. The Sub-Advisor is a holding company affiliate of the Advisor. Under the Sub-Advisory Agreement, the Sub-Advisor manages the Funds, selects investments and places all orders for purchases and sales of the Funds' securities, subject to the general supervision of the Trustees of the Trust and the Advisor. The Sub-Advisor has approximately $828 million under management, and manages two non-U.S. investment companies.

                     Wypke Postma fund manager with the Sub-Advisor, has
                  served as portfolio manager for the International Equity Fund since March, 1997. Mr. Postma has been associated with the Sub-Advisor and/or its affiliates since 1984.

                     Alex Ng has served as portfolio manager for the Asian
                  Tigers Fund since July, 1995. Mr. Ng has been associated with the Sub-Advisor and/or its parent since 1988. Mr. Ng also serves as the Far East Director of Asset Management for a Hong Kong-based affiliate of the Advisor.

                     Felix Lanters, portfolio manager for the TransEurope
                  Fund, has been associated with the Sub-Advisor and/or its parent since 1987.

                     Rogier Crijns, an officer of the Sub-Advisor has served
                  as portfolio manager for the International Fixed Income Fund since June, 1996. Mr. Crijns has worked as a Portfolio Manager with ABN AMRO and/or its affiliates since 1990.

                     Jan-Wim Derks, an officer of the Sub-Advisor, has served
                  as portfolio manager for the Latin America Equity Fund since its inception. Mr. Derks has served as a Portfolio Manager with ABN AMRO and/or its affiliates since 1989.

                     For services provided and expenses incurred pursuant to
                  the Sub-Advisory Agreement, AANIFM is entitled to receive from the Advisor a fee, which is computed daily and paid quarterly, at the annual rate of .50% of the average daily net assets of each of the International Equity Fund, TransEurope Fund, Latin America Equity Fund and Asian Tigers Fund, and .40% of the average daily net assets of the International Fixed Income Fund. The Sub-Advisor received fees from the Advisor of .50% for the Asian Tigers Fund, .50% for the Latin America Equity Fund and International Equity Fund and .40% for the International Fixed Income Fund for the fiscal year ended December 31, 1996.

THE ADMINISTRATOR ______________________________________________________________


                  SEI Fund Resources (the "Administrator"), Oaks,
                  Pennsylvania, 19456, a Delaware business trust, provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. SEI

                  Financial Management Corporation, a wholly-owned subsidiary of SEI Corporation ("SEI"), is the owner of all beneficial interest in the Administrator.


                     The Administrator is entitled to a fee, which is
                  calculated daily and paid monthly, at an annual rate of .15% of the average daily net assets of the Funds.


THE TRANSFERAGENT ______________________________________________________________


                  DST Systems, Inc., 1004 Baltimore Avenue, Kansas City, Missouri 64105, serves as the transfer agent, and dividend disbursing agent for the Trust. Compensation for these services is paid under a transfer agency agreement with the Trust.

THE DISTRIBUTOR ________________________________________________________________


                  Rembrandt(R) Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a subsidiary of SEI Financial Services Company, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Investor Class shares of the Trust have a distribution plan dated December 31, 1992 (the "Investor Class Plan"). As provided in the Investor Class Plan, the Trust pays a fee of .25% of the average daily net assets of the Investor Class shares of the Funds to the Distributor as compensation for its services. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks (including LaSalle National Bank), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Investor Class Plan is characterized as a compensation plan since the distribution fee is paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Funds may also execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which the affiliate or the Distributor receives compensation.

                     It is possible that a financial institution may offer
                  different classes of shares of the Funds to its customers and the shares of such customers may be assessed for different distribution expenses with respect to different classes of shares.

PERFORMANCE ____________________________________________________________________


THE EQUITY,       From time to time, the Funds may advertise yield and total
BALANCED AND      return. These figures will be based on historical earnings
FIXED INCOME      and are not intended to indicate future performance. The
FUNDS             yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period.
                  The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year, and is shown as a percentage of the investment.

                     The total return of a Fund refers to the average
                  compounded rate of return on a hypothetical investment, net of any sales charge imposed on Investor Class shares, for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of a Fund may also be quoted as a dollar amount or on an aggregate basis, an actual basis, without inclusion of any sales charge, or with a reduced sales charge in advertisements distributed to investors entitled to a reduced sales charge.


THE MONEY         From time to time a Fund may advertise its current yield and
MARKET FUNDS      effective compound yield. Both yield figures are based on
                  historical earnings and are not intended to indicate future performance. The current yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective compound yield is calculated similarly, but when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective compound yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment. The Tax-
                  Exempt Money Market Fund may also advertise a tax-equivalent yield, which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Tax-Exempt Money
                  Market Fund's yield, assuming certain tax brackets for a Shareholder.

ALL FUNDS         A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services
                  (such as Lipper Analytical Securities Corp.) or by financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. A Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include

 ..........................

[SYMBOL     TAXES
 APPEARS
 HERE]

 You must pay
 taxes on your
 Fund's earnings,
 whether you take
 your payments in
 cash or addi-
 tional shares.

 ..........................

                 the value of a hypothetical investment in any of the capital markets. A Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                    A Fund may quote various measures of volatility and
                 benchmark correlation in advertising, and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate the validity of a comparative benchmark. Measures of volatility and correlation are calculated using averages of historical data and cannot be precisely calculated.

                    The performance of Trust Class shares will normally be
                 higher than for Investor Class shares because the Trust Class is not subject to distribution expenses charged to the Investor Class shares.

                    Additional performance information is set forth in the
                 1996 Annual Report to Shareholders, and is available upon request and without charge by calling 1-800-443-4725.

                    The portfolio turnover rates for the Small Cap,
                 Intermediate Government Fixed Income, Fixed Income and Balanced Funds for the fiscal year ended December 31, 1996 were 158%, 179%, 194% and 104%, respectively. A high turnover rate will result in higher transaction costs and may result in additional tax consequences for shareholders.

TAXES __________________________________________________________________________

                 The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state, and local income taxes. State and local tax consequences on an investment in a Fund may differ from the federal income tax consequences described below. Additional information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of    Each Fund is treated as a separate entity for federal income
the Funds        tax purposes and is not combined with the Trust's other Funds.
                 Each Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended.
                 As long as each Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gains (the


                                                                              E0

 ..........................

[SYMBOL      DISTRIBUTIONS
 APPEARS
 HERE]

 The Fund distributes income
 dividends and capital gains.
 Income dividends represent the
 earnings from the Fund's
 investments; capital gains
 distributions occur when
 investments in the Fund are
 sold for more than the
 original purchase price.
 ..........................

                 excess of net long-term capital gain over net short-term capital loss) which is distributed to Shareholders.

Tax Status of    Each Fund will distribute all of its net investment income
Distributions    (including, for this purpose, net short-term capital gain) to
                 Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares. Any net capital gains will be distributed annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. Each Fund will notify annually Shareholders of the federal income tax character of all distributions.

                    Certain securities purchased by a Fund (such as STRIPS,
                 TRs, TIGRs and CATS, defined in "Description of Permitted Investments and Risk Factors"), are sold at original issue discount, and thus do not make periodic cash interest payments. Each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its Shareholders, a Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.

                    Income received on U.S. obligations is exempt from tax at
                 the state level when received directly by a Fund and may be exempt, depending on the state, when received by a Shareholder as income dividends from the Fund, provided certain State-specific conditions are satisfied. Each Fund will inform Shareholders annually of the percentage of income and distributions derived from U.S. obligations. Shareholders should consult their tax advisor to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular state.

                    Dividends declared by a Fund in October, November or
                 December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholder on December 31 of that year, if paid by the Fund at any time during the following January.

                    Each Fund intends to make sufficient distributions prior
                 to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

                    Investment income received by a Fund from sources within
                 foreign countries may be subject to foreign income taxes withheld at the source. The International Equity Fund, TransEurope Fund, Latin America Equity Fund, Asian Tigers Fund and International Fixed

                  Income Fund expect to be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes withheld.

                     As a general rule, dividends (not capital gain
                  distributions) paid by a Fund, to the extent derived from dividends received from domestic corporations, will, provided certain conditions are met, qualify for the dividends received deduction for corporate Shareholders. Distributions of net capital gains from any Fund do not qualify for the dividends received deduction.

                     Dividends paid by the Fixed Income Funds will not qualify
                  for the dividends received deduction for corporate
                  Shareholders.

                     Each of the Tax-Exempt Fixed Income Fund and Tax-Exempt
                  Money Market Fund intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from federal income tax. So long as this and certain other requirements are met, dividends consisting of such Funds' net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the Shareholders of the Fund, but may have alternative minimum tax consequences. See the Statement of Additional Information.

                     Current federal income tax laws limit the types and
                  volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Exempt Fixed Income Fund and the Tax-Exempt Money Market Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends." Accordingly, municipal funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or certain industrial development bonds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds. Current federal tax law also makes interest on certain tax-exempt bonds a tax preference item for purposes of the individual and corporate alternative minimum tax.

                     Interest on indebtedness incurred by Shareholders to
                  purchase or carry shares of the Tax-Exempt Fixed Income Fund and the Tax-Exempt Money Market Fund is generally not deductible for federal income tax purposes.

                     Each sale, exchange, or redemption of Fund shares is a
                  taxable event to the Shareholder.

 ..........................

[SYMBOL     BUY, EXCHANGE AND
 APPEARS    SELL REQUESTS ARE IN
 HERE]     "GOOD ORDER" WHEN:

 . The account number and Fund
   name are shown
 . The amount of the transaction
   is specified in dollars or
   shares
 . Signatures of all owners
   appear exactly as they are
   registered on the account
 . Any required signature
   guarantees (if applicable)
   are included
 . Other supporting legal
   documents (as necessary) are
   present
 ..........................

ADDITIONAL INFORMATION ABOUT DOING BUSINESS WITH US ____________________________

Business Days    You may buy, sell or exchange shares on days on which the New
                 York Stock Exchange is open for business (a "Business Day").
                 However, shares of a Money Market Fund cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers.
                    A purchase order for Trust Class shares of the Equity,
                 Balanced and Fixed Income Funds will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order before 4:00 p.m., Eastern time. The purchase price of Trust Class shares of the Fund is the net asset value next determined after a purchase order is effective. An investor in Trust Class shares of a Fund may not purchase shares by check.

                    A purchase order for Investor Class shares of the Equity,
                 Balanced and Fixed Income Funds will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time.

                 However, an order may be canceled if the Custodian does not receive federal funds before 4:00 p.m., Eastern time on the next Business Day, and the investor could be liable for any fees or expenses incurred by the Trust. The purchase price of Investor Class shares of a Fund is the net asset value next determined after a purchase order is effective plus a sales load.

                    A purchase order for Trust Class shares or Investor Class
                 shares of the Money Market Funds will be effective as of the day received by the Transfer Agent and eligible to receive dividends declared the same day if the Transfer Agent receives the order and the Custodian receives federal funds payment before 1:00 p.m., Eastern time on such day. Otherwise, the purchase order will be effective the next Business Day.

Minimum          The minimum initial investment in the Investor Class shares
Investment       is $2,000; however, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases must be at least $100. The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term movements.
                 Consequently, the Trust reserves the right to reject a purchase order for Trust Class shares or Investor Class shares when the Trust or the Transfer Agent determines that it is not in the best interest of the Trust or its shareholders to accept such order.

Maintaining a     Due to the relatively high cost of handling small
Minimum Account   investments, each Fund reserves the right to redeem, at net
Balance           asset value, the shares of any Shareholder if, because of
                  redemptions of shares by or on behalf of any Shareholder, the account of such Shareholder in any Fund has a value of less than $1,000, the minimum initial purchase amount.
                  Accordingly, an investor purchasing shares of any Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before any Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in such Fund in an amount that will increase the value of the account to at least $1,000. See
                  "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

Net Asset Value   The purchase price of a share of the Funds is the net asset value per share next computed after the order is received and accepted by the Trust, plus any applicable sales charge.
                  The selling price of a share of the Funds is the net asset value per share next determined after receipt of the request for redemption in good order. The net asset value per share of the Money Market Funds is calculated as of 1:00 p.m., Eastern time, each Business Day. The net asset value of the Equity, Balanced and Fixed Income Funds is determined as of the regular close of business of the New York Stock Exchange
                  (currently 4:00 p.m. Eastern time) each Business Day.

How the Net       The net asset value per share of a Fund is determined by
Asset Value is    dividing the total market value of the Fund's investments
Determined        and other assets, less any liabilities, by the total number of outstanding shares of the Fund. The Equity, Balanced and Fixed Income Funds value their portfolio securities at the last quoted sales price for such securities, or, if there is no such reported sales price on the valuation date, at the most recent quoted bid price. The investments of the Money
                  Market Funds will be valued using the amortized cost method described in the Statement of Additional Information.
                  Pursuant to guidelines adopted and monitored by the Trustees of the Trust, the Funds may use a pricing service to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, call features, ratings, and developments related to a specific security.

                     Although the methodology and procedures for determining
                  net asset value are identical for both classes of a Fund, the net asset value per share of such classes may differ because of the distribution expenses charged to Investor Class shares.

GENERAL INFORMATION ____________________________________________________________


The Trust         The Trust was organized as a Massachusetts business trust
                  under a Declaration of Trust dated September 17, 1992, and amended September 28, 1992 and October 20, 1992. The
                  Declaration of Trust permits the Trust to offer shares of separate funds and different classes of each fund. The Trust consists of the following funds: Money Market Fund, Government Money Market Fund, Treasury Money Market Fund,
                  Tax-Exempt Money Market Fund, Fixed Income Fund,
                  Intermediate Government Fixed Income Fund, Tax-Exempt Fixed
                  Income Fund, International Fixed Income Fund, Limited
                  Volatility Fixed Income Fund, Latin America Equity Fund,
                  Value Fund, Growth Fund, Small Cap Fund, International
                  Equity Fund, TransEurope Fund, Asian Tigers Fund and
                  Balanced Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that fund, and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds. As of December 31, 1996, the Limited Volatility Fixed Income Fund and TransEurope Fund had not commenced operations.

                     The Trust pays its expenses, including fees of its
                  service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses. See "Financial Highlights" for more information regarding the Trust's expenses.

Trustees of the   The management and affairs of the Trust are supervised by
Trust             the Trustees under the laws governing business trusts in the
                  Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and Shareholder services to the Trust.

Voting Rights     Each share held entitles the Shareholder of record to one
                  vote. Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class.
                  As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders, but meetings of Shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

Reporting         The Trust issues unaudited financial information semi-
                  annually and audited financial statements annually. The
                  Trust furnishes periodic reports to Shareholders of record, and, as necessary, proxy statements for Shareholder meetings.

Shareholder       Shareholder inquiries should be directed to the
Inquiries         Administrator, Oaks, Pennsylvania, 19456, at 1-800-443-4725.


Dividends
                  Substantially all of the net investment income (not including capital gains) of the Value, Growth, Small Cap, Balanced, Fixed Income, Intermediate Government Fixed Income, Tax-Exempt Fixed Income and Limited Volatility Fixed Income Funds is distributed in the form of monthly dividends, and that of the International Equity, Latin America Equity, TransEurope, Asian Tigers and International Fixed Income Funds is distributed in the form of dividends at least annually. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of the Funds, if any, will be distributed at least annually.

                     The net investment income (exclusive of capital gains) of
                  each of the Money Market Funds is distributed in the form of dividends, which are declared daily and distributed monthly to Shareholders. Currently, capital gains of the Funds, if any, will be distributed at least annually.

                     Shareholders automatically receive all income dividends
                  and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution.

                     Dividends and distributions of the Funds are paid on a
                  per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution. The amount of dividends payable on Trust Class shares will typically be higher than the dividends payable on the Investor Class shares because of the distribution expenses charged to Investor Class shares.

                     The Trust believes that as of April 1, 1997, LaSalle
                  National Bank and its affiliates owned of record or beneficially, substantially all of the Trust Class shares of the Value, Growth, Small Cap, International Equity, Asian Tigers, Balanced, Fixed Income, Intermediate Government Fixed Income, Tax-Exempt Fixed Income, International Fixed Income, Treasury Money Market, Government Money Market, Money Market and Tax-Exempt Money Market Funds. As a consequence, LaSalle National Bank may be deemed to "control" these Funds within the meaning of the 1940 Act.

Counsel and       Morgan, Lewis & Bockius LLP serves as counsel to the Trust.
Auditors          Ernst & Young LLP serves as the independent auditors of the
                  Trust.

Custodians        CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box
                  7618, Philadelphia, Pennsylvania 19101, acts as Custodian of the Trust. Morgan Stanley Trust Company, serves as foreign
                  Sub-Custodian of the Trust. The Custodians hold cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS __________________________

American          The following is a description of certain of the permitted
Depositary        investments and risk factors for the Funds:
Receipts          ADRs are securities, typically issued by a U.S. financial
("ADRs")          institution (a "depositary"), that evidence ownership
                  interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Asset-Backed      Asset-backed securities consist of securities secured by
Securities        company receivables, truck and auto loans, leases and credit
(Non-mortgage)    card receivables. Such securities are generally issued as
                  pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purpose of owning such assets and issuing such debt. A Fund may invest in other asset-backed securities that may be created in the future if the Advisor determines they are suitable.

Bankers'          Bankers' acceptances are bills of exchange or time drafts
Acceptances       drawn on and accepted by a commercial bank. Bankers'
                  acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Bank Investment   BICs are contracts issued by U.S. banks and savings and loan
Contracts ("BICs")institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, BICs are not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, BICs are considered to be illiquid investments.

Certificates of   Certificates of deposit are interest bearing instrument with
Deposit           a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

Commercial        Commercial paper is a term used to describe unsecured short-
Paper             term promissory notes issued by banks, municipalities,
                  corporations and other entities. Maturities on these issues vary from a few to 270 days.

Convertible       Convertible securities are corporate securities that are
Securities        exchangeable for a set number of shares of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Dollar Rolls      Dollar roll transactions consist of the sale of mortgage-
                  backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate.
                  Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

                     If the broker-dealer to whom the Fund sells the security
                  becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Equity            Equity securities are common stocks and common stock
Securities        equivalents consisting of securities convertible into common stocks and securities having common stock characteristics
                  (i.e., rights and warrants to purchase common stocks, sponsored and unsponsored ADRs and equity securities of closed-end investment companies. Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will not affect a Fund's net asset value.

Fixed Income      The market value of fixed income investments will change in
Securities        response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of securities with longer maturities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by NRSROs in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.

Forward Foreign   A forward contract involves an obligation to purchase or
Currency          sell a specific currency amount at a future date, agreed
Contracts         upon by the parties, at a price set at the time of the
                  contract.

                     At the maturity of a forward contract, a Fund may either
                  sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions.

Futures           Futures contracts provide for the future sale by one party
Contracts and     and purchase by another party of a specified amount of a
Options on        specific security at a specified future time and at a
Futures           specified price. An option on a futures contract gives the
Contracts         purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

                     Stock and bond index futures are futures contracts for
                  various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

                     Eurodollar futures are U.S. dollar-denominated futures
                  contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of the funds and sellers to obtain a fixed rate for borrowings.

                     No price is paid upon entering into futures contracts.
                  Instead, a Fund is required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

                     In order to avoid leveraging and related risks, when a
                  Fund purchases futures contracts, it will collateralize its position by depositing an amount of liquid securities, cash or cash equivalents, equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

                     There are risks associated with these activities,
                  including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option;
                  (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

Guaranteed        GICs are contracts issued by U.S. insurance companies.
Investment        Pursuant to such contracts, the Fund makes cash
Contracts         contributions to a deposit fund of the insurance company's
("GICs")          general account. The insurance company then credits to the
                  Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies. For this reason, GICs are considered by a Fund to be illiquid investments.

Illiquid          Illiquid securities are securities that cannot be disposed
Securities        of within 7 business days at approximately the price at
                  which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding 7 days, if there is no secondary market for such security, and repurchase agreements with durations (or maturities) over 7 days in length.

Loan              Loan participations are interests in loans to U.S.
Participations    corporations which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower corporation will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent. The secondary market, if any, for these loan participations is limited.

Mortgage-Backed   Mortgage-backed securities are instruments that entitle the
Securities        holder to a share of all interest and principal payments
                  from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate.
                  Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

                     Government Pass-Through Securities: These are securities
                  that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury.

                     Private Pass-Through Securities: These are mortgage-
                  backed securities issued by a non-governmental entity, such as a trust or corporation. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

                     In a CMO, series of bonds or certificates are usually
                  issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

                     A REMIC is a CMO that qualifies for special tax treatment
                  under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae. FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates.

                     Stripped Mortgage-Backed Securities ("SMBs"):  SMBs are
                  usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.

Municipal         Municipal securities consist of (i) debt obligations issued
Securities        by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                     Municipal securities include both municipal notes and
                  municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

Obligations of    Supranational entities are entities established through the
Supranational     joint participation of several governments, and include the
Entities          Asian Development Bank, Inter-American Development Bank,
                  International Bank for Reconstruction and Development (World
                  Bank), African Development Bank, European Economic
                  Community, European Investment Bank and Nordic Investment
                  Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Options A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

                     A Fund may purchase put and call options to protect
                  against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

                     A Fund may write covered put and call options as a means
                  of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

                     A Fund may purchase and write options on an exchange or
                  over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are illiquid.

                     A Fund may purchase and write put and call options on
                  foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, cash equivalents or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

                     A Fund may purchase and write put and call options on
                  indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash, cash equivalents or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

                     Risk Factors. Risks associated with options transactions
                  include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

Receipts Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. See also "Taxes".

Repurchase        Repurchase agreements are agreements by which a Fund obtains
Agreements        a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Fund or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the purchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act, as well as for federal and state income tax purposes.

Restraints on     Investments by each Money Market Fund are subject to
Investments by    limitations imposed under regulations adopted by the SEC.
Money Market      Under these regulations, money market funds may acquire only
Funds             obligations that present minimal credit risks and that are
                  "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. The Advisor will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, in the case of taxable money market funds, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a Fund's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. A taxable money market fund may hold up to 25% its assets in first tier securities of a single issuer for three
                  Business Days.

Restricted        Restricted securities are securities that may not be sold
Securities        freely to the public absent registration under the
                  Securities Act of 1933 or an exemption from registration.

Rights Rights are instruments giving Shareholders the right to purchase shares of newly issued common stock below the public offering price before they are offered to the public.

Securities        In order to generate additional income, a Fund may lend the
Lending           securities in which it is invested pursuant to agreements
                  requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S.
                  Government or its agencies equal at all times to 100% of the market value plus accrued interest of the loaned securities.
                  Collateral is marked to market daily. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.

Standby           Securities subject to standby commitments or puts permit the
Commitments       holder thereof to sell the securities at a fixed price prior
and Puts          to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price.
                  However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security.

Swaps, Caps,      Interest rate swaps, mortgage swaps, currency swaps and
Floors and        other types of swap agreements such as caps, floors and
Collars           collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

                     In a typical cap or floor agreement, one party agrees to
                  make payments only under specified circumstances, usually in return for payment of a fee by the other party.

                     Swap agreements will tend to shift the Fund's investment
                  exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investment and their share price and yield.

Time Deposits     Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Time deposits with a withdrawal penalty are considered to be illiquid.

U.S. Government   Obligations issued or guaranteed by agencies of the U.S.
Agency            Government, including, among others, the Federal Farm Credit
Obligations       Bank, the Federal Housing Administration and the Small
                  Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage
                  Corporation, the Federal Land Banks and the U.S. Postal
                  Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government
                  National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S.
                  Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. Treasury     U.S. Treasury obligations consist of bills, notes and bonds
Obligations       issued by the U.S. Treasury.
Variable and      Certain obligations may carry variable or floating rates of
Floating Rate     interest, and may involve conditional or unconditional
Instruments       demand features. Such instruments bear interest at rates
                  which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Warrants Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

When-Issued and   When-issued or delayed delivery basis transactions involve
Delayed           the purchase of an instrument with payment and delivery
Delivery          taking place in the future. Delivery of and payment for
Securities        these securities may occur a month or more after the date of the purchase commitment. A Fund will maintain with the Custodian a separate account with liquid securities, cash or cash equivalents in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuations due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for the purpose of leveraging.

                              REMBRANDT FUNDS(R)
                              INVESTMENT ADVISOR:
                    LASALLE STREET CAPITAL MANAGEMENT, LTD.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of Rembrandt Funds(R) (the "Trust") and should be read in conjunction with the Trust's prospectus dated April 30, 1997. Prospectuses may be obtained through the Distributor, Rembrandt(R) Financial Services Company, Oaks, Pennsylvania 19456.

                               TABLE OF CONTENTS

THE TRUST .....................................................................
DESCRIPTION OF PERMITTED INVESTMENTS...........................................
INVESTMENT LIMITATIONS.........................................................
NON-FUNDAMENTAL POLICIES.......................................................
THE ADVISOR....................................................................
THE SUB-ADVISOR................................................................
THE ADMINISTRATOR..............................................................
THE DISTRIBUTOR................................................................
TRUSTEES AND OFFICERS OF THE TRUST.............................................
COMPUTATION OF YIELD...........................................................
CALCULATION OF TOTAL RETURN....................................................
PURCHASE AND REDEMPTION OF SHARES..............................................
LETTER OF INTENT...............................................................
DETERMINATION OF NET ASSET VALUE...............................................
TAXES..........................................................................
PORTFOLIO TRANSACTIONS.........................................................
TRADING PRACTICES AND BROKERAGE................................................
DESCRIPTION OF SHARES..........................................................
SHAREHOLDER LIABILITY..........................................................
LIMITATION OF TRUSTEES' LIABILITY..............................................
FINANCIAL STATEMENTS...........................................................
APPENDIX....................................................................A-1
FINANCIAL INFORMATION.......................................................F-1


APRIL 30, 1997


REM-F-007-[_] 06

THE TRUST

Rembrandt Funds(R) is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated September 17, 1992. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each fund. Shareholders may purchase shares through two separate classes, the Trust Class and the Investor Class, which provide for variations in distribution costs, voting rights and dividends. Except for these differences between Trust Class shares and Investor Class shares, each share of each fund represents an equal proportionate interest in that fund. See "Description of Shares." This Statement of Additional Information relates to the Trust Class shares and Investor Class shares of the following funds: Value Fund, Growth Fund, Latin America Equity Fund, Small Cap Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund (collectively, the "Equity Funds"), Fixed Income Fund (formerly the Taxable Fixed Income Fund), Intermediate Government Fixed Income Fund (formerly the Short/Intermediate Government Fixed Income Fund), Tax-Exempt Fixed Income Fund, International Fixed Income Fund (formerly the Global Fixed Income Fund), Limited Volatility Fixed Income Fund (collectively, the "Fixed Income Funds"), Balanced Fund (the "Balanced Fund"), Money Market Fund, Government Money Market Fund, Treasury Money Market Fund and Tax-Exempt Money Market Fund (collectively, the "Money Market Funds" and together with the Equity, Balanced and Fixed Income Funds, the "Funds").


DESCRIPTION OF PERMITTED INVESTMENTS

VARIABLE AMOUNT MASTER DEMAND NOTES

Variable amount master demand notes may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

BRADY BONDS

"Brady Bonds" are a particular type of Latin American debt security. During 1990, the Mexican external debt markets experienced significant changes with the completion of the "Brady Plan" restructurings in those markets. The restructurings provided for the exchange of loans and cash for newly issued bonds ("Brady Bonds"). Brady Bonds fall into two categories: collaterized Brady Bonds and bearer Brady Bonds. Both types of Brady Bonds are issued in various currencies, primarily the U.S. dollar. Brady Bonds are actively traded in the over-the-counter secondary market for Latin American debt. U.S. dollar-denominated collaterized bonds, which may be fixed par bonds or floating rate discount bonds, are collaterized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year of rolling interest payments are collaterized by cash or other investments.

FLOATING RATE NOTES

Floating rate notes will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund may use the longer of the period required before the Fund is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must be rated in the third highest rating category or, in the Advisor's opinion, be of comparable quality. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Advisor may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

GNMA CERTIFICATES

GNMA Certificates are securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

JUNK BONDS

Junk bonds are debt securities which are rated below investment grade or are not rated. When debt securities are rated, it is expected that such ratings will generally be below investment grade. Below investment grade securities are debt securities rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, deemed by the Advisor or Sub-Advisor to be of comparable quality. Securities rated below investment grade are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Such securities involve greater risk of default or price declines than investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Fund's ability to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

MORTGAGE-BACKED SECURITIES

Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two highest rating categories by a nationally recognized statistical rating organization ("NRSRO"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds that are secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and
                    --- ----
principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Certain of the Funds also may invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

ASSET-BACKED SECURITIES

Asset-backed securities include company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Principal and interest on non-mortgage asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holder of the asset-backed securities. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

STRIPS

Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Advisor will purchase for Money Market Funds only STRIPS that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may purchase only interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

REPURCHASE AGREEMENTS

Repurchase agreements, into which each of the Funds, except the Treasury Money Market Fund, is permitted to enter, are agreements by which a person (e.g., a
                                                                      ----
Fund) obtains a security and simultaneously commits to return the security to the seller (primary securities dealer recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Funds for purposes of their investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Funds are treated as an unsecured creditors and required to return the underlying securities to the seller's estate.

MUNICIPAL SECURITIES

Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) rated in the highest two rating categories by an NRSRO or (ii) if not rated, of equivalent quality in the Advisor's judgment.

Municipal bonds must be rated in the highest four rating categories by an NRSRO at the time of investment or, if unrated, must be deemed by the Advisor to have essentially the same characteristics and quality as bonds rated in the above rating categories. The Advisor may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

COMMERCIAL PAPER

Investments in tax-exempt commercial paper will be limited to investments in obligations rated in one of the two highest rating categories by an NRSRO at the time of investment, or determined by the Advisor to be of equivalent quality.

STANDBY COMMITMENTS, OR PUTS

The Advisor has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be general creditor (i.e., on a parity with
                                                       -----
all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put, but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued which are held by the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

OPTIONS


Put and call options may be used by a Fund from time to time as the Advisor deems to be appropriate except as limited by each Fund's investment restrictions, but will not be used for speculative purposes. Among the strategies the Advisor may use are: protective puts on stocks owned by a Fund, buying calls on stocks a Fund is attempting to buy and writing covered calls on stocks a Fund owns.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction". In order to close out an option position, a Fund may enter into a "closing transaction" -- the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

A Fund may buy protective put options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of buying the protective put is that if the price of the stock falls during the option period, the Fund may exercise the put and receive the higher exercise price for the stock. However, if the security rises in value, the Fund will have paid a premium for the put which will expire unexercised.

A Fund may buy call options from time to time as the Advisor determines is appropriate in seeking the Fund's investment objective. The Fund may elect to buy calls on stocks that the Fund is trying to buy. The advantage of the Fund buying the fiduciary call is that if the price of the stock rises during the option period, the Fund may exercise the call and buy the stock for the lower exercise price. If the security falls in value, the Fund will have paid a premium for the call (which will expire worthless) but will be able to buy the stock at a lower price.

A Fund may write covered call options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of writing covered call options is that the Fund receives a premium which is additional income. How ever, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

There are risks associated with option transactions, including the following:
(i) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be imperfect correlation between the movement in prices of securities held by a Fund; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

FOREIGN SECURITIES

Foreign securities may be U.S. dollar denominated or non-U.S. dollar denominated obligations or securities of foreign issuers, including obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. In addition, a Fund may invest in American Depositary Receipts ("ADRs"). These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

The Latin America Equity Fund may invest in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies. Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, it may be difficult to reduce the Fund's Latin American currency risk through hedging. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

Securities of Latin American issuers pose greater liquidity risks and other risks than securities of companies located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect the Fund's ability to buy and sell securities and cause increased volatility. Many of the countries in Latin America may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some of the Latin American countries may afford only limited opportunities for investing. In certain Latin American countries, the Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles (including closed-end investment funds). For example, due to Chile's current investment restrictions (in most cases, capital invested directly in Chile cannot be repatriated for at least one year), the Fund's investments in Chile primarily will be through investments in ADRs and established Chilean investment companies not subject to repatriation restrictions. The Fund may invest up to 10% of its total assets in the securities of closed-end investment companies. If the Fund invests in closed-end investment companies, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund, but also will directly bear duplicative fees (including advisory fees) of the underlying closed-end fund.

WHEN-ISSUED SECURITIES


The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and the purchaser accrues no interest on the security during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Funds will segregate [_] cash, cash equivalents or liquid securities in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of such commitments. Consequently, the Funds will not use such purchases for leveraging.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Up to 10% of a Fund's assets may consist of restricted securities that are illiquid and the Advisor may invest up to an additional 5% of the total assets of a Fund in restricted securities, provided it determines that at the time of investment such securities are not illiquid (generally, an illiquid security cannot be disposed of within seven days in the ordinary course of business at its full value), based on guidelines and procedures developed and established by the Board of Trustees of the Trust. The Board of Trustees will periodically review such procedures and guidelines and will monitor the Advisor's implementation of such procedures and guidelines. Under these procedures and guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Advisor intends to rely upon the exemption from registration provided by Rule 144A under the 1933 Act.

SECURITIES LENDING

Securities loaned by a Fund pursuant to an agreement which requires collateral to secure the loan will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of a Fund's total assets taken at fair market value. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. Loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.

INVESTMENT COMPANY SHARES

Investments in shares of open-end funds and closed-end funds, as described in the prospectus, may result in the layering of expenses. Since such funds pay management fees and other expenses, shareholders of a Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Under applicable regulations, the Funds are prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Funds own more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds. See also "Investment Limitations."

The Trust has received an exemptive order from the Securities and Exchange Commission ("SEC") to permit the Funds to invest in shares of the Money Market Funds. Pursuant to this order, each Fund is permitted to invest in shares of the Money Market Funds provided that the Advisor and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies pursuant to the Investment Company Act of 1940, as amended ("1940 Act") and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")

SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market as SPDRs are listed on the American Stock Exchange. A UIT is a type of investment company, so investments in SPDRs are subject to those regulations described above limiting a Fund's acquisition of investment company securities.

The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P

Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Funds must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Funds will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

SWAPS, CAPS AND FLOORS

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid, high grade debt securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.

In a typical cap or floor agreement, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. In swap agreements, if the Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investment and their share price and yield.

INVESTMENT LIMITATIONS

Each Fund has adopted certain investment limitations which, in addition to those limitations in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's outstanding shares. The term "majority of the Fund's outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

NO FUND MAY:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under federal securities laws in selling a Fund security.

4. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

THE MONEY MARKET FUNDS MAY NOT:

1. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

2. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (1) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

3. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, any Fund may invest in companies which invest in real estate commodities or commodities contracts.

4. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

5. Purchase securities of other investment companies except for money market funds and then only as permitted by the 1940 Act and the rules and regulations thereunder. The Money Market Funds will invest in shares of another money market fund only if (i) such other money market fund is subject to Rule 2a-7 under the 1940 Act; (ii) such other money market fund has investment criteria equal to or higher than those of the investing Money Market Fund; and (iii) the Trust's Board of Trustees monitors the activities of such other money market fund.

6.   Write or purchase puts, calls, options or combinations thereof.

THE EQUITY, FIXED INCOME AND BALANCED FUNDS MAY NOT:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets, asset coverage of at least 300% is required for all borrowings.

2. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.


NON-FUNDAMENTAL POLICIES

NO FUND MAY:

1. Invest in warrants, except that each of the Tax-Exempt Fixed Income Fund, Value Fund, Growth Fund, Small Cap Fund, International Equity Fund, TransEurope Fund, Latin America Equity Fund, Asian Tigers Fund and Balanced Fund may invest in warrants in an amount not exceeding 5% of the Fund's net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or the American Stock Exchange.

2. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all Money Market Funds for which the limit is 10%).

3. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

4. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

5. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result more than 5% of total assets (taken at fair market value) of the Fund would be invested in such securities, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or municipal securities which are rated by at least two nationally recognized bond rating services.

THE EQUITY, FIXED INCOME AND BALANCED FUNDS MAY NOT:

1. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin in connection with futures contracts and options on such contracts; (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

2. Pledge, mortgage or hypothecate assets, except to secure temporary borrowings permitted by the Fund's fundamental limitation on permitted borrowings.

3. Invest its assets in securities of any investment company, except: (i) by purchase in the open market involving only customary brokers' commissions;
     (ii) in connection with mergers, acquisitions of assets or consolidations; or (iii) as otherwise permitted by the 1940 Act.

The foregoing percentages (except for the limitation on illiquid securities) will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.


THE ADVISOR

The Trust and LaSalle Street Capital Management, Ltd., 10 South LaSalle Street, Suite 3701, Chicago, Illinois 60603 (the "Advisor"), have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by the State of California, the Advisor will bear the amount of such excess.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.


For the fiscal years ended December 31, 1994, 1995, and 1996, the Funds paid the following advisory fees:


=================================================================================================================
                                               Net Fees Paid                          Fees Waived
                                 ================================================================================
              Fund                       1994       1995           1996        1994        1995         1996
=================================================================================================================
 Treasury Money Market Fund           $233,796    $229,313    $  291,794    $166,562    $184,294     $235,779
-----------------------------------------------------------------------------------------------------------------
 Government Money Market              $337,352    $376,824    $  448,001    $      0    $      0     $      0
 Fund
-----------------------------------------------------------------------------------------------------------------
 Money Market Fund                    $952,538    $998,172    $1,138,578    $605,293    $647,771     $853,933
-----------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market              $271,281    $362,794    $  318,245    $206,848    $289,877     $275,379
 Fund
-----------------------------------------------------------------------------------------------------------------
 Fixed Income Fund                    $549,880    $576,717    $  625,690    $ 96,978    $100,132     $125,138
-----------------------------------------------------------------------------------------------------------------
 Intermediate Government Fixed        $508,997    $419,323    $  334,912    $ 92,677    $ 72,093     $ 66,982
 Income Fund
-----------------------------------------------------------------------------------------------------------------
 Tax-Exempt Fixed Income Fund         $297,375    $249,245    $  218,761    $ 75,458    $ 64,521     $ 56,636
-----------------------------------------------------------------------------------------------------------------
 International Fixed Income Fund      $129,517    $139,512    $  140,609    $      0    $      0     $      0
-----------------------------------------------------------------------------------------------------------------
 Limited Volatility Fixed Income
 Fund                                     *           *             *           *           *            *
-----------------------------------------------------------------------------------------------------------------
 Value Fund                           $448,762    $788,698    $1,170,294    $    103    $      0     $      0
-----------------------------------------------------------------------------------------------------------------
 Growth Fund                          $752,337    $685,748    $  723,113    $  2,930    $      0     $      0
-----------------------------------------------------------------------------------------------------------------
 Small Cap Fund                       $342,751    $163,166    $  235,012    $      0    $      0     $      0
-----------------------------------------------------------------------------------------------------------------
 International Equity Fund            $353,164    $643,380    $  886,424    $      0    $      0     $      0
-----------------------------------------------------------------------------------------------------------------
 TransEurope Fund                         *           *             *           *           *            *
-----------------------------------------------------------------------------------------------------------------

=================================================================================================================
                                                Net Fees Paid                           Fees Waived
                                 ================================================================================
              Fund                       1994       1995           1996        1994        1995         1996
=================================================================================================================
 Asian Tigers Fund                    $151,709    $211,903    $  312,823    $      0    $      0     $      0
-----------------------------------------------------------------------------------------------------------------
 Latin America Equity Fund                *         *         $   44,270        *           *        $      0
-----------------------------------------------------------------------------------------------------------------
 Balanced Fund                        $430,126    $454,111    $  391,615    $      0    $      0     $      0
=================================================================================================================


     *    Not in operation during the period.

THE SUB-ADVISOR


LaSalle Street Capital Management, Ltd., on behalf of the Trust, and ABN AMRO-NSM International Funds Management B.V., Foppingadreef 22, Amsterdam, 1000 EA Amsterdam, The Netherlands (the "Sub-Advisor"), have entered into a sub-advisory agreement (the "Sub-Advisory Agreement"). The Sub-Advisory Agreement provides that the Sub-Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its or duties thereunder.

The Sub-Advisory Agreement provides that if, for any fiscal year, the Advisor is required, under its Advisory Agreement with the Trust, to reduce its fees for the Fund because of excess expenses, the Sub-Advisor shall reduce its fees by an amount equal to one-half of the amount by which the Advisor reduced its fees. In addition, from time to time, the Sub-Advisor may voluntarily agree to waive or reduce some or all of the compensation to which it is entitled under the Sub-Advisory Agreement.

The continuance of the Sub-Advisory Agreement, after the first year, must be specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of the Trust, the Sub-Advisor, or the Advisor, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the vote of a majority of the Trust's Board of Trustees or by the vote of a majority of all votes attributable to the outstanding shares of the Fund. Notwithstanding the foregoing, this Agreement may be terminated as to the Fund at any time, without the payment of any penalty, on sixty (60) days' written notice by the Advisor or by the Sub-Advisor. The Sub-Advisory Agreement will immediately terminate in the event of its assignment.

THE ADMINISTRATOR


The Trust and SEI Fund Resources (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company ("SEI") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.



The Administrator, a Delaware business trust has its principal business offices at Oaks, Pennsylvania 19456. SEI Financial Management Corporation (SFM), a wholly-owned subsidiary of SEI Corporation ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust; The Advisors' Inner Circle Fund; The Arbor Fund; ARK Funds; Bishop Street Funds; CoreFunds, Inc.; CrestFunds, Inc.; CUFUND; FMB Funds, Inc.; First American Funds, Inc.; First American Investment Funds, Inc.; Inventor Funds, Inc; Marquis Funds(R); Monitor Funds; Morgan Grenfell Investment Trust; The PBHG Funds, Inc.; The Pillar Funds; 1784 Funds(R); SEI Asset Allocation Trust; SEI Daily Income Trust; SEI Index Funds; SEI Institutional Investments Trust; SEI Institutional Managed Trust; SEI International Trust; SEI Liquid Asset Trust; SEI Tax Exempt Trust; Stepstone Funds; STI Classic Funds; STI Classic Variable Trust; and Turner Funds.


For the fiscal years ended December 31, 1994, 1995, and 1996, the Funds paid the following fees to the Administrator:


===============================================================
                                         Net Fees Paid
                                   ----------------------------
              Fund                   1994      1995      1996
===============================================================
Treasury Money Market Fund         $158,779  $176,434  $226,103
---------------------------------------------------------------
Government Money Market Fund       $253,014  $282,618  $336,001
---------------------------------------------------------------
Money Market Fund                  $605,293  $647,771  $853,933
---------------------------------------------------------------
Tax-Exempt Money Market Fund       $187,532  $277,850  $254,410
---------------------------------------------------------------
Fixed Income Fund                  $150,882  $159,185  $187,707
---------------------------------------------------------------
Intermediate Government Fixed      $142,816  $113,044  $100,473
Income Fund
---------------------------------------------------------------
Tax-Exempt Fixed Income Fund       $ 90,263  $ 78,442  $ 68,849
---------------------------------------------------------------
International Fixed Income Fund    $ 14,686  $ 26,158  $ 26,364
---------------------------------------------------------------
Limited Volatility Fixed Income           *         *         *
Fund
---------------------------------------------------------------
Value Fund                         $ 84,163  $147,881  $219,430
---------------------------------------------------------------
Growth Fund                        $141,613  $128,578  $135,584
---------------------------------------------------------------
Small Cap Fund                     $ 64,266  $ 30,713  $ 44,065
---------------------------------------------------------------

===============================================================
                                         Net Fees Paid
                                   ----------------------------
              Fund                   1994      1995      1996
===============================================================
---------------------------------------------------------------
International Equity Fund          $ 43,927  $ 96,507  $132,965
---------------------------------------------------------------
TransEurope Fund                          *         *         *
---------------------------------------------------------------
Asian Tigers Fund                  $  6,456  $ 31,786  $ 46,924
---------------------------------------------------------------
Latin America Equity Fund                 *         *  $  6,640
---------------------------------------------------------------
Balanced Fund                      $ 92,170  $ 97,310  $ 83,917
===============================================================


* Not in operation during the period.


THE DISTRIBUTOR

Rembrandt(R) Financial Services Company, Oaks, Pennsylvania 19456 (the "Distributor"), a wholly-owned subsidiary of SEI Financial Services Company ("SFS"), and the Trust are parties to a distribution agreement (the "Distribution Agreement"). Unless otherwise terminated as provided therein, the Distribution Agreement is renewable annually. Notwithstanding the foregoing, the Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor.


RULE 12B-1 FEES

The Trust has adopted a distribution plan for the Investor Class shares of each Fund (the "Investor Class Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Investor Class Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Investor Class Plan requires that quarterly written reports of amounts spent under the Investor Class Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Investor Class Plan may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Investor Class Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund requires the approval of that Fund's shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

Pursuant to the Distribution Agreement and the Investor Class Plan, Investor Class shares are subject to an ongoing distribution fee calculated on each Fund's aggregate average daily net assets attributable to its Investor Class shares.

The Distribution Agreement and the Investor Class Plan provide for payments to the Distributor at an annual rate of .25% of the Investor Class average daily net assets. The Investor Class Plan is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

For the fiscal year ended December 31, 1996, the Funds paid the following amounts pursuant to the Investor Class Plan:


===========================================================================
                                             Distribution Amount Paid
                   Fund                                1996
===========================================================================
Treasury Money Market Fund                                    $23,603
---------------------------------------------------------------------------
Government Money Market Fund                                  $11,419
---------------------------------------------------------------------------
Money Market Fund                                             $ 3,753
---------------------------------------------------------------------------
Tax-Exempt Money Market Fund                                  $ 7,665
---------------------------------------------------------------------------
Fixed Income Fund                                             $ 1,540
---------------------------------------------------------------------------
Intermediate Government Fixed Income Fund                     $ 2,487
---------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund                                  $ 2,165
---------------------------------------------------------------------------
International Fixed Income Fund                               $   340
---------------------------------------------------------------------------
Limited Volatility Fixed Income Fund                                *
---------------------------------------------------------------------------
Value Fund                                                    $ 4,103
---------------------------------------------------------------------------
Growth Fund                                                   $ 7,113
---------------------------------------------------------------------------
Small Cap Fund                                                $ 1,414
---------------------------------------------------------------------------
International Equity Fund                                     $ 4,177
---------------------------------------------------------------------------
TransEurope Fund                                                    *
---------------------------------------------------------------------------
Asian Tigers Fund                                             $ 2,265
---------------------------------------------------------------------------
Latin America Equity Fund                                           *
---------------------------------------------------------------------------
Balanced Fund                                                 $ 9,712
===========================================================================

*  Not in operation during the period.

The distribution-related services that may be provided under the Investor Class Plan include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor;
automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution, and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.

Except to the extent that the Administrator or Advisor benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no "interested person" of the Trust nor any Trustee of the Trust who is not an "interested person" of the Trust had a direct or indirect financial interest in the operation of the Investor Class Plan or related agreements.


TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below.

ARNOLD F. BROOKSTONE (4/8/30) -- Trustee and Chairman -- 150 N. Michigan Avenue, Chicago, Illinois 60601. Retired. Executive Vice President, Chief Financial Officer and Planning Officer of Stone Container Corporation, 1991-1995. Senior Vice President, Chief Financial Officer and Planning Officer of Stone Container Corporation since 1981. Prior thereto, Mr. Brookstone held various other executive positions with Stone Container Corporation since 1973.

WILLIAM T. SIMPSON (7/26/27) -- Trustee -- 1318 Navajo Court, Louisville, Kentucky. Consultant, PNC Bank of Kentucky (formerly Citizens Fidelity Bank and Trust company) (a state chartered bank) since 1992. Senior Vice President, PNC Bank of Kentucky 1973-1992.

ROBERT A. NESHER (8/17/46) -- Trustee* -- 8 South Street, P.O. Box 89, Kennebunkport, Maine 04046-0089. Retired since 1994. Director, Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and Distributor, 1981-1994.

DAVID G. LEE (4/16/52) -- President and Chief Executive Officer -- Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor 1991-1993. President, GW Sierra Trust Funds before 1991.

RICHARD W. GRANT (10/25/45) -- Secretary -- 2000 One Logan Square, Philadelphia, Pennsylvania 19103, Partner of Morgan, Lewis & Bockius LLP (law firm), Counsel to SEI, the Trust, the Administrator and Distributor.


JIM VOLK (8/28/62) -- Controller, Chief Financial Officer -- Director of Investment Accounting Operations of SEI, the Administrator and Distribution since 1996. Assistant Chief Accountant, Securities and Exchange Commission, Division of Investment Management, 1993 to 1996. Senior Manager, Coopers & Lybrand, 1985-1993.

SANDRA K. ORLOW (10/18/53) -- Vice President, Assistant Secretary -- Vice President and Assistant Secretary of SEI and the Administrator and Distributor since 1983.

TODD CIPPERMAN (2/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since May, 1995, Associate, Dewey Ballantine (law firm) 1994-1995, Associate, Winston & Strawn (law firm) 1991-1995.




KATHRYN L. STANTON (11/19/58) -- Vice President, Assistant Secretary -- Vice President, Assistant Secretary of SEI, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.




KEVIN P. ROBINS (4/15/61) -- Vice President, Assistant Secretary -- Senior Vice President and General Counsel of SEI, the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1992. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

BARBARA A. NUGENT (6/18/56) -Vice President, Assistant Secretary -Vice President and Assistant Secretary of SEI, the Administrator and Distributor; Associate, Drinker Biddle & Reath (law firm), 1994-1996; Assistant Vice
President/Administration, Delaware Service Company, Inc., 1981-1994.

MARC H. CAHN (6/19/57) -Vice President, Assistant Secretary -Vice President and Assistant Secretary of SEI, the Administrator and Distributor; Associate General Counsel, Barclays Bank PLC, 1995-1996; Counsel for First Fidelity Bancorporation prior to 1995.

JOHN H. GRADY, JR. (6/1/61) -Assistant Secretary -1800 M Street, N.W. Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995; Associate, Morgan, Lewis & Bockius LLP, 1993-1995; Associate, Ropes & Gray (law firm), 1988-1993.

____________________________
*Mr. Nesher is a Trustee who may be deemed to be an "interested person" of the Trust as the term is defined in the 1940 Act.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

For the fiscal year ended December 31, 1996, the Trustees received the following compensation:


=============================================================================================================
                                                                                       Total Compensation
                               Aggregate         Pension or                            from Registrant and
                              Compensation       Retirement         Estimated           Fund Complex Paid
                            From Registrant    Benefits Accrued   Annual Benefits       to Directors for
Name of Person, Position    for Fiscal Year    as Part of Fund    Upon Retirement       Fiscal Year Ended
                              Ended 1996          Expenses                                    1996
-------------------------------------------------------------------------------------------------------------
Arnold F. Brookstone,            $14,000             N/A               N/A               $14,000 for service
Trustee                                                                                  on one board
-------------------------------------------------------------------------------------------------------------
William T. Simpson,              $14,000             N/A               N/A               $14,000 for service
Trustee                                                                                  on one board
-------------------------------------------------------------------------------------------------------------
Robert A. Nesher,*               $     0             N/A               N/A               $0 for service on
 Trustee                                                                                 one board
=============================================================================================================


---------------
*Mr. Nesher is a Trustee who may be deemed an "interested person" of the Trust as the term is defined in the 1940 Act.


COMPUTATION OF YIELD

From time to time the Treasury Money Market Fund, Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market Fund advertise their current yield and effective compound yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return + 1)365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

Tax Equivalent yields are computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

Yield = 2[((a-b)/(cd) + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

For the seven-day period ended December 31, 1996, the end of the Trust's most recent fiscal year, the Money Market Funds' current, effective and tax-equivalent yields were as follows:


=================================================================================
                                                                       7-Day Tax-
                                                7-Day     7-Day Tax-   Equivalent
                                             Effective    Equivalent   Effective
Fund                  Class    7-Day Yield     Yield        Yield        Yield
=================================================================================
Treasury Money       Trust        4.58%         4.68%        N/A          N/A
Market Fund
                     ------------------------------------------------------------
                     Investor     4.33%         4.42%        N/A          N/A
---------------------------------------------------------------------------------
Government Money     Trust        5.04%         5.16%        N/A          N/A
Market Fund
                     ------------------------------------------------------------
                     Investor     4.79%         4.90%        N/A          N/A
---------------------------------------------------------------------------------
Money Market Fund    Trust        5.14%         5.27%        N/A          N/A
                     ------------------------------------------------------------

=================================================================================
                                                                       7-Day Tax-
                                                7-Day     7-Day Tax-   Equivalent
                                             Effective    Equivalent   Effective
Fund                 Class     7-Day Yield     Yield        Yield        Yield
=================================================================================
                     Investor    4.89%          5.00%         N/A          N/A
---------------------------------------------------------------------------------
Tax-Exempt Money     Trust       3.40%          3.45%        5.63%        5.30%
Market Fund
                   --------------------------------------------------------------
                     Investor    3.15%          3.20%        5.22%        5.30%
                   ==============================================================


Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The Value Fund, Growth Fund, Small Cap Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund, Limited Volatility Fixed Income Fund, Latin America Equity Fund, and Balanced Fund may also advertise a 30-day yield figure. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated over one year and is shown as a percentage of the investment.

For the thirty-day period ended December 31, 1996, the yield for the following Funds were:


===================================================================
                   Fund                       Class    30-Day Yield
===================================================================
Fixed Income Fund                            Trust          5.90%
                                             ----------------------
                                             Investor       5.39%
-------------------------------------------------------------------
Intermediate Government Fixed Income Fund    Trust          5.53%
                                             ----------------------
                                             Investor       5.04%
-------------------------------------------------------------------

===================================================================
                   Fund                       Class    30-Day Yield
===================================================================
Tax-Exempt Fixed Income Fund                 Trust         4.80%
                                             ----------------------
                                             Investor      4.34%
-------------------------------------------------------------------
International Fixed Income Fund              Trust         2.94%
                                             ----------------------
                                             Investor      2.57%
-------------------------------------------------------------------
Limited Volatility Fixed Income Fund         Trust            *
                                             ----------------------
                                             Investor         *
-------------------------------------------------------------------
Value Fund                                   Trust         2.00%
                                             ----------------------
                                             Investor      1.66%
-------------------------------------------------------------------
Growth Fund                                  Trust         1.16%
                                             ----------------------
                                             Investor      0.87%
-------------------------------------------------------------------
Small Cap Fund                               Trust         0.00%
                                             ----------------------
                                             Investor      0.00%
-------------------------------------------------------------------
International Equity Fund                    Trust          N/A
                                             ----------------------
                                             Investor       N/A
                                             ----------------------
TransEurope Fund                             Trust            *
                                             ----------------------
                                             Investor         *
-------------------------------------------------------------------
Asian Tigers Fund                            Trust          N/A
                                             ----------------------
                                             Investor       N/A
-------------------------------------------------------------------
Latin America Equity Fund                    Trust          N/A
                                             ----------------------
                                             Investor  *
-------------------------------------------------------------------
Balanced Fund                                Trust         2.94%
                                             ----------------------
                                             Investor      2.56%
===================================================================


* Not in operation at the end of the period.


The 30-day tax equivalent yields for the Tax-Exempt Fixed Income Fund for the period ended December 31, 1996, was 7.95% for the Trust Shares and 7.19% for the Investor Shares.


CALCULATION OF TOTAL RETURN

From time to time, the Value Fund, Growth Fund, Small Cap Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund, Latin America Equity Fund, Fixed Income Fund, Intermediate

Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund, Limited Volatility Fixed Income Fund and Balanced Fund may advertise total return. The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


Based on the foregoing, the average annual total return for the Funds from commencement of operations through December 31, 1996, and for the one and three year periods ended December 31, 1996, were as follows:


====================================================================================================
                                                                     Average Annual Total Return
                                                                     -------------------------------
              Fund                            Class
                                                                                           Since
                                                                 One Year   Three Year   Inception
====================================================================================================
Treasury Money Market Fund         Investor-Net Asset Value/1/       4.54%        4.29%        3.88%
                                   -----------------------------------------------------------------
                                   Trust/2/                          4.80%        4.55%        4.06%
----------------------------------------------------------------------------------------------------
Government Money Market Fund       Investor-Net Asset Value/3/       4.82%        4.59%        4.24%
                                   -----------------------------------------------------------------
                                   Trust/2/                          5.08%        4.85%        4.39%
----------------------------------------------------------------------------------------------------
Money Market Fund                  Investor-Net Asset Value/4/       4.87%        4.65%        4.27%
                                   -----------------------------------------------------------------
                                   Trust/2/                          5.13%        4.91%        4.44%
----------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund       Investor-Net Asset Value/5/       2.88%        2.79%        2.56%
                                   -----------------------------------------------------------------
                                   Trust/2/                          3.14%        3.05%        2.78%
----------------------------------------------------------------------------------------------------
Fixed Income Fund                  Investor-Offering Price/6/      (1.43)%        3.59%        4.32%
                                   -----------------------------------------------------------------
                                   Investor-Net Asset Value/6/       3.24%        5.19%        5.60%
----------------------------------------------------------------------------------------------------
                                   Trust/2/                          3.42%        5.41%        6.51%
                                   -----------------------------------------------------------------
Intermediate Government Fixed      Investor-Offering Price/7/      (1.32)%        2.82%        2.93%
Income Fund
                                   -----------------------------------------------------------------
                                   Investor-Net Asset Value/7/       3.30%        4.40%        4.21%
                                   -----------------------------------------------------------------
                                   Trust/2/                          3.51%        4.64%        4.99%
----------------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund       Investor-Offering Price/8/      (1.93)%        2.36%        3.00%
                                   -----------------------------------------------------------------
                                   Investor-Net Asset Value/8/       2.70%        3.94%        4.27%
                                   -----------------------------------------------------------------
                                   Trust/2/                          2.96%        4.23%        5.31%
----------------------------------------------------------------------------------------------------
International Fixed Income Fund    Investor-Offering Price/9/      (2.02)%        5.15%        5.27%
                                   -----------------------------------------------------------------

===================================================================================================
                                                                     Average Annual Total Return
                                                                     ------------------------------
              Fund                            Class
                                                                                           Since
                                                                 One Year   Three Year   Inception
====================================================================================================
                                   Investor-Net Asset Value/9/       2.62%        6.77%      6.60%
                                   -----------------------------------------------------------------
                                   Trust/10/                         2.82%        7.02%      9.16%
----------------------------------------------------------------------------------------------------
Limited Volatility Fixed Income    Investor-Offering Price             *             *          *
Fund
                                   -----------------------------------------------------------------
                                   Investor-Net Asset Value            *             *          *
                                   -----------------------------------------------------------------
                                   Trust                               *             *          *
----------------------------------------------------------------------------------------------------
Balanced Fund                      Investor-Offering Price/8/        7.75%        8.58%        7.61%
                                   -----------------------------------------------------------------
                                   Investor-Net Asset Value/8/      12.86%       10.25%        8.90%
                                   -----------------------------------------------------------------
                                   Trust/2/                         13.15%       10.51%        9.65%
----------------------------------------------------------------------------------------------------
Value Fund                         Investor-Offering Price/11/      14.67%       14.65%       12.03%
                                   -----------------------------------------------------------------
                                   Investor-Net Asset Value/11/     20.09%       16.44%       13.41%
                                   -----------------------------------------------------------------
                                   Trust/2/                         20.43%       16.72%       14.16%
----------------------------------------------------------------------------------------------------
Growth Fund                        Investor-Offering Price/12/      15.92%       14.11%       10.99%
                                   -----------------------------------------------------------------
                                   Investor-Net Asset Value/12/     21.41%       15.86%       12.33%
                                   -----------------------------------------------------------------
                                   Trust/2/                         21.69%       16.19%       13.33%
----------------------------------------------------------------------------------------------------
Small Cap Fund                     Investor-Offering Price/7/       13.79%       11.91%       11.65%
                                   -----------------------------------------------------------------
                                   Investor-Net Asset Value/7/      19.18%       13.63%       13.04%
                                   -----------------------------------------------------------------
                                   Trust/2/                         19.42%       13.93%       11.07%
----------------------------------------------------------------------------------------------------
International Equity Fund          Investor-Offering Price/7/        4.93%        7.17%        9.88%
                                   -----------------------------------------------------------------
                                   Investor-Net Asset Value/7/       9.85%        8.82%       11.26%
                                   -----------------------------------------------------------------
                                   Trust/2/                         10.09%        9.05%       13.16%
----------------------------------------------------------------------------------------------------

Asian Tigers Fund                  Investor-Offering Price/13/       9.09%           *         4.82%
                                   -----------------------------------------------------------------
                                   Investor-Net Asset Value/13/     14.21%           *         6.45%
                                   -----------------------------------------------------------------
                                   Trust/14/                        14.55%          *          6.70%
----------------------------------------------------------------------------------------------------
Latin America Equity Fund          Investor-Offering Price              *           *             *
                                   -----------------------------------------------------------------
                                   Investor-Net Asset Value             *           *             *
                                   -----------------------------------------------------------------
                                   Trust                             2.40%          *          4.76%
----------------------------------------------------------------------------------------------------
TransEurope Fund                   Investor-Offering Price              *           *             *
                                   -----------------------------------------------------------------
                                   Investor-Net Asset Value             *           *             *
                                   -----------------------------------------------------------------

===================================================================================================
                                                                    Average Annual Total Return
                                                                 ----------------------------------
              Fund                            Class
                                                                                           Since
                                                                 One Year   Three Year   Inception
===================================================================================================
                                   Trust                             *          *            *
===================================================================================================


*  Not in operation during the period.

_______________
/1/  Commenced operations 3/25/93            /9/  Commenced operations 4/26/93
/2/  Commenced operations 1/4/93             /10/ Commenced operations 2/7/93
/3/  Commenced operations 4/22/93            /11/ Commenced operations 3/26/93
/4/  Commenced operations 3/31/93            /12/ Commenced operations 3/8/93
/5/  Commenced operations 4/13/93            /13/ Commenced operations 1/12/94
/6/  Commenced operations 3/12/93            /14/ Commenced operations 1/3/94
/7/  Commenced operations 4/12/93            /15/ Commenced operations 7/1/96
/8/  Commenced operations 3/9/93



PURCHASE AND REDEMPTION OF SHARES


It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, how ever, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.


The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Advisor, the Administrator and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


In calculating the sales charge rates applicable to purchases of shares of the International Fixed Income, Fixed Income, Intermediate Government Fixed Income, Tax-Exempt Fixed Income, Limited Volatility Fixed Income, Balanced, Growth, Small Cap, International Equity, TransEurope and Asian Tigers Funds, customers of the following broker-dealers which have entered into an agreement with the Distributor are entitled to the following percentage-based discount from the otherwise applicable sales charge:


Name of Group                Percentage of Waiver       Date Offer Starts
-------------                --------------------       -----------------
Jack White & Company         100%                       January 1, 1996


LETTER OF INTENT

Reduced sales charges are applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent (the "Letter") provided by the Transfer Agent, DST Systems, Inc., and not legally binding on the signer or a Fund which provides for the holding in escrow by the Transfer Agent of 5% of the total amount intended to be purchased until such purchase is completed within the 13-month period. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the purchaser will be asked to pay an amount equal to the difference between the sales charge on the shares purchased at the reduced rate and the sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter) of all their shares of the Fund and of any other Fund previously purchased and still held as of the date of their Letter toward the completion of such Letter.


DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the total number of outstanding shares. Securities of the Treasury Money Market, Government Money Market, Money Market and Tax-Exempt Money Market Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of the Fund's net asset value at $1.00 are per mitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the
                                          --------
Funds in each Shareholder's account and to offset each Shareholder's pro rata
                                                                     --------
portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The securities of the Equity, Balanced and Fixed Income Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Although the methodology and procedures are identical, the net asset value per share of Trust Class and Investor Class shares within the Funds may differ because of the distribution expenses charged to Investor Class shares.


TAXES

The following is only a summary of certain income tax considerations generally affecting a Fund and its Shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local income tax liabilities.

FEDERAL INCOME TAX

ALL FUNDS

Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").


In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (a) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (b) a Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks, securities, options, futures or forward contracts, or foreign currencies (or options, futures or forward contracts on foreign currencies) that are not directly related to a Fund's business of investing in stock or securities, held for less than three months; and (c) diversify its holdings so that; (i) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.


Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the 4% federal excise tax.


If for any taxable year a Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to Shareholders. In such case, distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate Shareholders.

TAX EXEMPT FUNDS


Interest on indebtedness incurred by a Shareholder in order to purchase or carry shares in the Tax-Exempt Fixed Income Fund or Tax-Exempt Money Market Fund is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a Shareholder receives exempt-interest dividends with respect to any share of these Funds and if such share is held by the Shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a Shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Funds. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Tax-Exempt Funds may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a corporate Shareholder's federal "environmental" tax liability, a foreign corporate Shareholder's federal "branch profits" tax liability, and an S corporation Shareholder's federal excess "passive investment income."


Shareholders of the Tax-Exempt Funds should consult their tax advisers to determine whether any portion of the income dividends received from such Funds is considered tax exempt in their particular states.

Issuers of bonds purchased by the Tax-Exempt Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

EQUITY AND BALANCED FUNDS

A dividends-received deduction is available to corporations that receive dividends from domestic corporations. Dividends paid by an Equity or Balanced Fund will be eligible for the dividends-received deduction for corporate shareholders to the extent they are derived from dividends from domestic corporations and to the extent that the respective security has been held for at least three months. Equity and Balanced Fund Shareholders will be advised each year of the portion of ordinary income dividends eligible for the deduction. Individual shareholders are not entitled to the dividends received deduction regardless of which fund paid the dividend.

FIXED INCOME AND MONEY MARKET FUNDS

Dividends received from other funds, e.g., Money Market or Fixed Income Funds,
                                     ----
will not be eligible for the dividends-received deduction.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to Shareholders and the ownership of shares may be subject to state and local taxes.

FOREIGN TAXES


Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If a Fund meets the Distribution Requirement and if more than 50% of the value of such Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, such Fund will be eligible to file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholder's federal income tax. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of such Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor and Sub-Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor and Sub-Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor and Sub-Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


TRADING PRACTICES AND BROKERAGE

The Advisor and Sub-Advisor select brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of their judgment of the professional capability of the brokers or dealers to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refer to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the Funds and any other accounts under management by the Advisor and Sub-Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor and Sub-Advisor in connection with their investment decision-making process with respect to one or more funds and accounts managed by them, and may not be used exclusively with respect to the fund or account generating the brokerage.


As provided in the Securities Exchange Act of 1934 (the "1934 Act"), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Advisor and Sub-Advisor may place a combined order for two or more accounts or Funds engaged in the purchase or sale of the same security if, in their judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and Funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Advisor and Sub-Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds may place orders with broker-dealers which have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Advisor or Sub-Advisor, which is a registered broker-dealer, for commissions in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Advisor or Sub-Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker-dealers' provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional
                                   ----
fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.


For the fiscal year ended December 31, 1996, the Funds paid the following brokerage fees:


====================================================================================================================================
                                                                                % of Total            Total
                                               Total $      % of Total of        Brokerage         Commissions      Total $ Amount
                               Total $        Amount of       Brokerage        Transactions      Paid to SFS in      of Brokerage
                              Amount of       Brokerage      Commissions         Effected        Connection with      Commissions
                              Brokerage      Commissions       Paid to           Through           Repurchase           Paid for
           Fund              Commissions       Paid to      Affiliates in       Affiliated          Agreement           Research
                             Paid in 1996   Affiliates in        1996           Brokers in       Transactions in        in 1996
                                                 1996                              1996               1996
====================================================================================================================================
 Intermediate Government
  Fixed Income Fund            $      0        $      0               0%                0%          $  1,652.54          $      0
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Fixed Income
  Fund                         $      0        $      0               0%                0%          $         0          $      0
------------------------------------------------------------------------------------------------------------------------------------
 Fixed Income Fund             $      0        $      0               0%                0%          $  2,941.04          $      0
------------------------------------------------------------------------------------------------------------------------------------
 International Fixed Income
  Fund                         $      0        $      0               0%                0%          $         0          $      0
------------------------------------------------------------------------------------------------------------------------------------
 Limited Volatility Fixed
  Income Fund                         *               *               *                 *                     *                 *
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund                    $185,275        $      0               0%                0%          $  1,699.77          $130,921
------------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                   $ 99,324        $      0               0%                0%          $  1,717.97          $ 99,324
------------------------------------------------------------------------------------------------------------------------------------
 Small Cap Fund                $ 89,340        $      0               0%                0%          $    838.21          $ 78,287
------------------------------------------------------------------------------------------------------------------------------------
 International Equity Fund     $ 80,851        $      0               0%                0%          $         0          $ 80,851
------------------------------------------------------------------------------------------------------------------------------------
 Asian Tigers Fund             $109,083        $      0               0%                0%          $         0          $101,066
------------------------------------------------------------------------------------------------------------------------------------
 TransEurope Fund                     *               *               *                 *                     *                 *
------------------------------------------------------------------------------------------------------------------------------------
 Latin America Equity Fund     $ 38,488        $      0               0%                0%          $         0          $ 38,488
------------------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                 $ 37,786        $      0               0%                0%          $    831.08          $ 27,594
------------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================
                                                                                % of Total            Total
                                               Total $      % of Total of        Brokerage         Commissions      Total $ Amount
                               Total $        Amount of       Brokerage        Transactions      Paid to SFS in      of Brokerage
                              Amount of       Brokerage      Commissions         Effected        Connection with      Commissions
                              Brokerage      Commissions       Paid to           Through           Repurchase           Paid for
           Fund              Commissions       Paid to      Affiliates in       Affiliated          Agreement           Research
                             Paid in 1996   Affiliates in        1996           Brokers in       Transactions in        in 1996
                                                 1996                              1996               1996
===================================================================================================================================
 Tax-Exempt Money Market
  Fund                         $      0        $      0               0%                0%          $         0          $      0
------------------------------------------------------------------------------------------------------------------------------------
 Money Market Fund             $      0        $      0               0%                0%          $101,268.72          $      0
------------------------------------------------------------------------------------------------------------------------------------
 Treasury Money Market Fund    $      0        $      0               0%                0%          $         0          $      0
------------------------------------------------------------------------------------------------------------------------------------
 Government Money Market
  Fund                         $      0        $      0               0%                0%          $ 39,439.90          $      0
====================================================================================================================================


* Not in operation during the period.


For the fiscal years ended December 31, 1994 and 1995, the Funds paid the following brokerage fees:


===============================================================================================================================
                                             Total $ Amount of Brokerage Commissions            Total $ Amount of Brokerage
                                                             Paid in                          Commissions Paid Affiliates in
          Fund                                      1994                 1995                     1994              1995
-------------------------------------------------------------------------------------------------------------------------------
Intermediate Government Fixed Income Fund       $      0             $      0                  $     0           $     0
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund                    $      0             $      0                  $     0           $     0
-------------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                               $      0             $      0                  $     0           $     0
-------------------------------------------------------------------------------------------------------------------------------
International Fixed Income Fund                 $      0             $      0                  $     0           $     0
-------------------------------------------------------------------------------------------------------------------------------
Limited Volatility Fixed Income Fund                   *                    *                        *                 *
-------------------------------------------------------------------------------------------------------------------------------
Value Fund                                      $ 78,580             $125,283                  $     0           $ 2,994
-------------------------------------------------------------------------------------------------------------------------------
Growth Fund                                     $155,975             $117,644                  $     0           $10,080
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                                  $ 35,240             $ 73,502                  $     0           $     0
-------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                       $113,705             $169,608                  $62,007           $66,033
-------------------------------------------------------------------------------------------------------------------------------
Asian Tigers Fund                               $160,589             $102,905                  $59,738           $24,295
-------------------------------------------------------------------------------------------------------------------------------
TransEurope Fund                                       *                    *                        *                 *
-------------------------------------------------------------------------------------------------------------------------------
Latin America Equity Fund                              *                    *                        *                 *
-------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                   $ 89,161             $ 87,467                  $     0           $   732
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
                                             Total $ Amount of Brokerage Commissions            Total $ Amount of Brokerage
                                                             Paid in                          Commissions Paid Affiliates in
          Fund                                      1994                 1995                     1994              1995
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                    $      0             $      0                  $     0           $     0
-------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                               $      0             $      0                  $     0           $     0
-------------------------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund                      $      0             $      0                  $     0           $     0
-------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                    $      0             $      0                  $     0           $     0
===============================================================================================================================


* Not in operation during the period.

The broker-dealers who executed transactions on behalf of the Funds and who are affiliates of the Fund's Advisor and Sub-Advisor are brokers in the ABN AMRO International brokerage network. In addition, the Funds executed brokerage trades through SEI Financial Services Company, an affiliate of the Administrator and Distributor.

Except for the Intermediate Government Fixed Income, Fixed Income, Tax Exempt Fixed Income and International Fixed Income Funds, it is expected that the portfolio turnover rate will normally not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.


For the fiscal years ended December 31, 1995 and 1996, the portfolio turnover rate for each of the Funds was:


================================================================================
                                                           Turnover Rate

          Fund                                         1995             1996
--------------------------------------------------------------------------------
Value Fund                                               37%              58%
--------------------------------------------------------------------------------
Growth Fund                                              71%              58%
--------------------------------------------------------------------------------
Small Cap Fund                                          142%             158%
--------------------------------------------------------------------------------
International Equity Fund                                11%               9%
--------------------------------------------------------------------------------
TransEurope Fund                                          *                *
--------------------------------------------------------------------------------
Asian Tigers Fund                                        28%              24%
--------------------------------------------------------------------------------
Latin America Equity Fund                                 *               10%
--------------------------------------------------------------------------------
Fixed Income Fund                                        59%             194%
--------------------------------------------------------------------------------

================================================================================
                                                           Turnover Rate

          Fund                                         1995             1996
--------------------------------------------------------------------------------
Intermediate Government Fixed Income Fund               115%             179%
--------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund                            129%              98%
--------------------------------------------------------------------------------
International Fixed Income Fund                         105%              85%
--------------------------------------------------------------------------------
Limited Volatility Fixed Income Fund                      *                *
--------------------------------------------------------------------------------
Balanced Fund                                            85%             104%
================================================================================


* Not in operation during the period.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro
                                                                            ---
rata share in the net assets of the Funds. Shareholders have no preemptive
----
rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.


SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust, under certain circumstances, could be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.


5% AND 25% SHAREHOLDERS


As of April 1, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds.

Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Trust Class shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.


                          TREASURY MONEY MARKET FUND

LaSalle National Bank N.A.            210,781,047.7500                95.90%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443

                         GOVERNMENT MONEY MARKET FUND

LaSalle National Bank N.A.            200,060,372.9100                97.10%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443

                               MONEY MARKET FUND

LaSalle National Bank N.A.            618,984,122.3000                99.49%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443



                          TAX-EXEMPT MONEY MARKET FUND

LaSalle National Bank N.A.            264,175,440.8600                98.95%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443


                               FIXED INCOME FUND

LaSalle National Bank N.A.             12,699,633.0270                99.66%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443

                   INTERMEDIATE GOVERNMENT FIXED INCOME FUND

LaSalle National Bank N.A.              5,680,987.3080                99.74%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443


                         TAX-EXEMPT FIXED INCOME FUND

LaSalle National Bank N.A.              3,939,396.7920                98.43%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443

                        INTERNATIONAL FIXED INCOME FUND

LaSalle National Bank N.A.              2,011,407.4540                99.51%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443
                                  VALUE FUND

LaSalle National Bank N.A.             12,945,512.5880                99.08%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443

                                  GROWTH FUND

LaSalle National Bank N.A.              7,539,904.8240                97.07%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443

                                SMALL CAP FUND

LaSalle National Bank N.A.              2,697,812.5030                98.43%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443

                           INTERNATIONAL EQUITY FUND

LaSalle National Bank N.A.              6,215,886.1060                98.57%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443

                               ASIAN TIGERS FUND

LaSalle National Bank N.A.              3,026,941.1560                98.04%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443
                                 BALANCED FUND

LaSalle National Bank N.A.              5,045,815.4230                94.02%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443

                           LATIN AMERICA EQUITY FUND


LaSalle National Bank N.A.              1,563,465.4440               100.00%
Attn:  Income Collection
P.O. Box 1443
Chicago, IL  60690-1443


LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

FINANCIAL STATEMENTS


The Trust's financial statements for the fiscal year ended December 31, 1996, including notes thereto and the report of Ernst & Young are herein incorporated by reference from the Trust's Annual Report. A copy of the 1996 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Limited and IBCA, Inc. (together, "IBCA").

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+ and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with "extremely strong safety characteristics." Those rated A-1, the highest rating category, reflect a "satisfactory" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

The rating F-1+ (Exceptionally Strong) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch. Paper rated Fitch-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+ the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating category established by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating category, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by S&P, Moody's, Fitch, Duff and IBCA.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated BBB are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Debt rated Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market. Fitch uses plus and minus signs to indicate the relative position of a credit within the AA rating category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Fitch uses plus and minus signs to indicate the relative position of a credit within the AA rating category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

PART C -

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Not Applicable

                               REMBRANDT FUNDS(R)
                           PART C:  OTHER INFORMATION

                        POST EFFECTIVE AMENDMENT NO. 11

Item 24.  Financial Statements and Exhibits:

(a)  Financial Statements
     Part A--Prospectus:

     Part B--Statement of Additional Information: The following audited financial statements as of December 31, 1996 and the report of Ernst & Young LLP dated January 24, 1997, are hereby incorporated by reference to the Statement of Additional Information from Form N-30D, the Annual Report of Shareholders, as filed with the Securities and Exchange Commission on February 27, 1997 with Accession Number 0000935069-97-000017.

            Statement  of Net Assets
            Schedule of Investments

            Statements of Assets and Liabilities
            Statements of Operations
            Statements of Changes in Net Assets
            Financial Highlights
            Notes to Financial Statements

(b)  Additional Exhibits


     1 Agreement and Declaration of Trust and Amendment thereto as originally filed as Exhibit 1 to Registrant's initial Registration Statement on October 2, 1992 and filed herewith.

     1(a) Amendment dated October 20, 1992 to Registrant's Agreement and Declaration of Trust as originally filed as Exhibit 1(b) with Registrant's Pre-Effective Amendment No. 1 filed on December 3, 1992 and filed herewith.

     2 Registrant's By-Laws as originally filed as Exhibit 2 with Registrant's initial Registration Statement on October 2, 1992 and filed herewith.

     3      Not applicable.

     4      Not applicable.

     5 Investment Advisory Agreement with LaSalle Street Capital Management, Ltd. as originally filed as Exhibit 5(b) with Registrant's initial Registration Statement on October 2, 1992 and filed herewith.

     5(a) Investment Sub-Advisory Agreement between LaSalle Street Capital Management Ltd., on behalf of the Registrant, and ABN AMRO-NSM International Funds Management B.V. as originally filed as Exhibit 5(c) with Registrant's Pre-Effective Amendment No. 1 and filed herewith.

     6 Distribution Agreement as originally filed as Exhibit 6 with Registrant's Pre-Effective Amendment No. 1 and filed herewith.

     7      Not applicable.

     8 Custodian Agreement as originally filed as Exhibit 8(a) with Registrant's Pre-Effective Amendment No. 1 and filed herewith.

     8(a) Sub-Custodian Agreement between CoreStates Bank, N.A. and Barclays Bank PLC incorporated herein by reference to Exhibit 8(a)(1) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on January 13, 1995.

     8(b) Form of Transfer Agency Agreement between the Registrant and Supervised Service Company incorporated herein by reference to
            Exhibit 8(c) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-52784) filed with the Securities and Exchange Commission on April 1, 1994.

     9 Administration Agreement as originally filed as Exhibit 5(a) with Registrant's Pre-Effective Amendment No. 1 filed on December 3, 1992 and filed herewith.

     9(a)   Consent to Assignment and Assumption (of the Administration
            Agreement)

     10 Opinion and Consent of Counsel as originally filed as Exhibit 10 with Registrant's Post-Effective Amendment No. 2 and filed herewith.

     11     Consent of Independent Public Accountants, filed herewith.

     12     Not applicable.

     13     Not applicable.

     14     Not applicable.

     15 Distribution Plan - Investor Class as originally filed as Exhibit 15 with Registrant's Pre-Effective Amendment No. 1 and filed herewith.

     16     Performance Quotation Computation

     18 Rule 18f-3 Plan as originally filed as Exhibit 18 with Registrant's Post-Effective Amendment No. 8 and filed herewith.

     24     Powers of Attorney, filed herewith.

     27     Financial Data Schedules, filed herewith.


Item 25.  Persons Controlled by or under Common Control with Registrant:

          See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Corporation, which also controls other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.  Number of Holders of Securities:


     As of  April 1, 1997
                                                                         Number of
     Title of Class                                                    Record Holders
     --------------                                                    --------------
Units of beneficial interest, without par value -

TRUST CLASS
     Value Fund................................................................   4
     Growth Fund...............................................................   5
     Small Cap Fund............................................................   5
     International Equity Fund.................................................   4
     TransEurope Fund..........................................................   0
     Asian Tigers Fund.........................................................   7
     Fixed Income Fund.........................................................   4
     Intermediate Government Fixed Income Fund.................................   4
     Tax-Exempt Fixed Income Fund..............................................   4
     International Fixed Income Fund...........................................   5
     Limited Volatility Fixed Income Fund......................................   0
     Money Market Fund.........................................................   4
     Government Money Market Fund..............................................   5
     Treasury Money Market Fund................................................   5
     Tax-Exempt Money Market Fund..............................................   4
     Balanced Fund.............................................................   4

     Title of Class                                                    Record Holders
     --------------                                                    --------------
     Latin America Equity Fund.................................................   8

INVESTOR CLASS
     Value Fund................................................................  29
     Growth Fund............................................................... 400
     Small Cap Fund............................................................  96
     International Equity Fund................................................. 279
     TransEurope Fund..........................................................   0
     Asian Tigers Fund......................................................... 198
     Fixed Income Fund.........................................................  55
     Intermediate Government Fixed Income Fund.................................  16
     Tax-Exempt Fixed Income Fund..............................................  42
     International Fixed Income Fund...........................................  43
     Limited Volatility Fixed Income...........................................   0
     Money Market Fund......................................................... 102
     Government Money Market Fund..............................................  13
     Treasury Money Market Fund................................................   9
     Tax Exempt Money Market Fund..............................................  42
     Balanced Fund............................................................. 406
     Latin America Equity Fund.................................................   0


Item 27.  Indemnification:

          Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Advisor and Investment Sub-Advisor:


Name and Position                       Name of Other                                Connection with
with Investment Advisor                 Company                                      Other Company
-----------------------                 -------------                                -------------
Robert T. Brehm                         ABN AMRO Chicago Corporation                 Executive Vice President,
Chairman                                                                             Director
                                        ABN AMRO Asset Management (USA)              President, Director
                                        Inc.

Name and Position                       Name of Other                                Connection with
with Investment Advisor                 Company                                      Other Company
-----------------------                 -------                                      -------------
Richard A. Frodsham                     ABN AMRO Chicago Corporation                 Senior Vice President
President
Chief Executive Officer
Director

John A. Wing                            ABN AMRO Chicago Corporation                 Chairman, CEO
Vice Chairman                           Amerus Life                                  Director
                                        Chicago Board Options Exchange               Director

Perry L. Taylor, Jr.                    ABN AMRO Chicago Corporation                 Executive Vice President &
Director, Secretary                                                                  Director
                                        Erikson Institute                            Trustee

Daniel J. Shannon                       Catholic Charities                           Board of Advisors,
Director                                                                             Board of Directors
                                        Notre Dame National Monogram Club            President
                                        Dental Benefit Services of Illinois          Vice Chairman
                                        Total Travel, Inc.                           Director
                                        BioSafe International                        Director

Charles R. Klimkowski                   ABN AMRO Chicago Corporation                 Senior Vice President
Director                                                                             Director
                                        Theregenics, Inc.                            Director

Charles H. Self III                     LaSalle National Bank                        Senior Vice President & Assistant
Director                                                                             Secretary
Senior Vice President                   Government Insurance Managers, Inc.          Director

Keith Dibble                            LaSalle National Bank                        Senior Vice President & Assistant
Senior Vice President                                                                Secretary

Thomas F. McGrath                       LaSalle National Bank                        Senior Vice President & Assistant
Senior Vice President                                                                Secretary
                                        ABN AMRO Chicago Corporation                 Senior Vice President

John F. Bonetti                         LaSalle National Bank                        Senior Vice President & Assistant
Vice President                                                                       Secretary

Marc G. Borghans                        LaSalle National Bank                        Vice President & Assistant Secretary
Vice President

James J. Baudendistel                   None
Vice President

Gregory D. Boal                         LaSalle National Bank                        Vice President & Assistant Secretary
Vice President

A. Wade Buckles                         LaSalle National Bank                        First Vice President & Assistant
First Vice President                                                                 Secretary
                                        ABN AMRO Chicago Corporation                 Senior Vice President

Name and Position                       Name of Other                                Connection with
with Investment Advisor                 Company                                      Other Company
-----------------------                 -------                                      -------------
Jac A. Cerney                           LaSalle National Bank                        Vice President & Assistant Secretary
Senior Vice President

Martin L. Eisenberg                     ABN AMRO Bank N.V.                           Vice President
Vice President                          Netherlands Trading Society East, Inc.       Vice President
                                        Pine Tree Capital Holdings, Inc.             Vice President
                                        AMRO Securities, Inc.                        Vice President
                                        ABN AMRO North America Finance, Inc.         Vice President
                                        DBI Holdings, Inc.                           Vice President
                                        ABN AMRO North America, Inc.                 Senior Vice President
                                        ABN AMRO Mortgage Corp.                      Vice President
                                        ABN AMRO Resource Management, Inc.           Vice President
                                        Danic Asset Management Corp.                 Vice President
                                        National Asset Management                    Vice President
                                        SFH, Inc.                                    Vice President
                                        ABN AMRO Acceptance Corp.                    Vice President
                                        ABN AMRO Asset Management (USA)              Vice President
                                        Inc.
                                        ABN AMRO Credit Corp.                        Vice President
                                        ABN AMRO Investment Services, Inc.           Vice President
                                        LaSalle Management Company, Inc.             Vice President
                                        Cragin Financial Corp.                       Vice President
                                        Cragin Service Corp.                         Vice President
                                        Cumberland & Higgins, Inc.                   Vice President
                                        LaSalle Bank, F.S.B.                         Vice President
                                        Lease Plan Illinois, Inc.                    Vice President
                                        LaSalle Financial Services, Inc.             Tax Officer
                                        LaSalle Home Mortgage Corporation            Tax Officer
                                        LaSalle National Corporation                 Vice President
                                        ABN AMRO Capital (USA) Inc.                  Vice President
                                        Lease Plan North America, Inc.               Vice President
                                        ABN AMRO Information Technology              Vice President
                                        Services Company
                                        Lisle Corporation                            Vice President
                                        ABN AMRO Services Company, Inc.              Vice President
                                        LaSalle Bank                                 Vice President
                                        LaSalle Bank NI                              Vice President
                                        LaSalle Northwest National Bank              Vice President
                                        LaSalle National Bancorp, Inc.               Vice President
                                        LaSalle Bank Illinois                        Vice President
                                        Amsterdam Pacific Corporation                Vice President
                                        LaSalle Trade Services Limited               Vice President
                                        Heigl Mortgage and Financial Corporation     Vice President
                                        CNBC Bancorp, Inc.                           Vice President
                                        Columbia Financial Services, Inc.            Vice President
                                        Columbia National Bank of Chicago            Vice President
                                        CNBC Development Corporation                 Vice President
                                        CNBC Investment Corporation                  Vice President
                                        CNBC Leasing Corporation                     Vice President
                                        Sky Mortgage Company                         Vice President
                                        Sky Finance Company                          Vice President

Name and Position                       Name of Other                                Connection with
with Investment Advisor                 Company                                      Other Company
-----------------------                 -------                                      -------------
                                        CNB Property Corporation                     Vice President
                                        Union Realty Mortgage Co., Inc.              Vice President
                                        Leonard Voila Corporation                    Vice President
                                        LaSalle National Bank                        Vice President
                                        Monroe Corporation of Delaware               Vice President
                                        LaSalle National Safe Deposit                Vice President
                                        Corporation
                                        Rob-Wal Investment Co.                       Vice President
                                        ENB Realty Co., Inc.                         Vice President
                                        LaSalle Trade Services Corporation           Vice President
                                        LaSalle National Leasing Corporation         Vice President
                                        LaSalle Business Credit, Inc.                Vice President
                                        European American Bank                       Vice President
                                        Cityspire Realty Corp.                       Vice President
                                        EA Debt Corp.                                Vice President
                                        EA Land Corp.                                Vice President
                                        EAB Land Company, Inc.                       Vice President
                                        EAB Mortgage Company, Inc.                   Vice President
                                        EAB Realty Corp.                             Vice President
                                        EAB Realty of Florida, Inc.                  Vice President
                                        EAB Securities, Inc.                         Vice President
                                        Ashland Properties, Inc.                     Vice President
                                        Discount Brokers International, Inc.         Vice President
                                        Kany Long Island City Corp.                  Vice President
                                        Cragin Service Development Corp.             Vice President
                                        Wasco Funding Corp.                          Vice President
                                        Island Abodes Corp.                          Vice President
                                        Lyric Holdings, Inc.                         Vice President
                                        EAB Credit Corp.                             Vice President
                                        ORE Realty, Inc.                             Vice President
                                        Texas Holdings, Inc.                         Vice President
                                        Twelve Polo Realty Inc.                      Vice President
                                        Vail at North Salem Inc.                     Vice President
                                        32A Realty Inc.                              Vice President
                                        81 Lee Avenue Corp.                          Vice President
                                        169 East Flagler Corp.                       Vice President
                                        EAB Plaza, Inc.                              Vice President
                                        117 Seaman Realty, Inc.                      Vice President
                                        Garden City Marble Corp.                     Vice President
                                        Mamaroneck Point Realty, Inc.                Vice President
                                        East River 52 Corp.                          Vice President
                                        Huntington Bay Development Corp.             Vice President
                                        Plaza Homes Inc. (Metrofund)                 Vice President
                                        Tower East 147 Inc.                          Vice President
                                        LSR Realty Inc.                              Vice President
                                        Beckman Hospitality Corp.                    Vice President
                                        Atlantic Avenue Development Corp.            Vice President
                                        Bald Hills Park at Farmingville Inc.         Vice President
                                        Bennett 143 Corp.                            Vice President
                                        Birch Locust Valley Corp.                    Vice President
                                        Broadhollow 532 Melville Corporation         Vice President
                                        CK at Manorville Inc.                        Vice President

Name and Position                       Name of Other                                Connection with
with Investment Advisor                 Company                                      Other Company
-----------------------                 -------                                      -------------
                                        Colony at Sayerville, Corp.                  Vice President
                                        Corners Estates at Hauppauge Inc.            Vice President
                                        Corona 114 Apartments Inc.                   Vice President
                                        Country Knolls at Manorville Inc.            Vice President
                                        Cove Townhouses at Southold Inc.             Vice President
                                        Crystal Domiciles Inc.                       Vice President
                                        Eastern Shores at Northampton Corp.          Vice President
                                        Edison Townhouse Corp.                       Vice President
                                        Forestwood at North Hills Inc.               Vice President
                                        Garden State Convention Center at            Vice President
                                        Somerest County, Inc.
                                        Half Acre on 347 at Nesoonset Inc.           Vice President
                                        Horse Race Lane at Nissequogue Inc.          Vice President
                                        Hunt Club at Middletown Inc.                 Vice President
                                        Jericho 969 Turnpike Inc.                    Vice President
                                        Fairfield Avenue Corp.                       Vice President
                                        Amsterdam Development Corp.                  Vice President
                                        Brownstone Apts. Inc.                        Vice President
                                        Central Cedarhurst Corp.                     Vice President
                                        GSC Land Corp.                               Vice President
                                        East 91st Street Development Corp.           Vice President
                                        East 92nd Street Development Corp.           Vice President
                                        LLPA Corporation                             Vice President
                                        Lake and Pulaski at Greenlawn Inc.           Vice President
                                        Lake Front Land Corp.                        Vice President
                                        Lattingtown Mansion, Inc.                    Vice President
                                        Long Beach Breeze Corp.                      Vice President
                                        Lowell Acquisition Corp.                     Vice President
                                        Ludlow Development Corp.                     Vice President
                                        MPE at St. James Inc.                        Vice President
                                        Manor Homes at Aberdeen Corp.                Vice President
                                        Maspeth 56-25 58th Street Corp.              Vice President
                                        Metro Case Corp.                             Vice President
                                        Mills Pond Estates at St. James Inc.         Vice President
                                        Montauk Hospitality Corp.                    Vice President
                                        Montauk YC Corp.                             Vice President
                                        Moreland Hauppauge Corp.                     Vice President
                                        Nineteenth Street Development Corp.          Vice President
                                        North Hills Links Corp.                      Vice President
                                        Old Country Road at Wyandanch Inc.           Vice President
                                        Omni General Realty Corp.                    Vice President
                                        Omni Realty Corp.                            Vice President
                                        Orchards at Mt. Sinai Inc. "(The)"           Vice President
                                        Parkway Plaza 1400 Corp.                     Vice President
                                        Plaza Boulevard Equities Corp.               Vice President
                                        Plaza Boulevard Properties Corp.             Vice President
                                        Plaza Uniondale Equities Corp.               Vice President
                                        Plaza Uniondale Properties Corp.             Vice President
                                        Remington Ronkonkoma Corp.                   Vice President
                                        Rendezvous Realty Corp.                      Vice President
                                        SE at Commack Inc.                           Vice President

Name and Position                       Name of Other                                Connection with
with Investment Advisor                 Company                                      Other Company
-----------------------                 -------                                      -------------
                                        SE at Commack II Inc.                        Vice President
                                        SE at Commack III Inc.                       Vice President
                                        SE at Commack IV Inc.                        Vice President
                                        Scholar Estates at Commack Inc.              Vice President
                                        Seaman Shares at Inwood Corp.                Vice President
                                        Shoreham North Country Corp.                 Vice President
                                        Showcase Estates at Dix Hills Inc.           Vice President
                                        Smith Island at Everett Corp.                Vice President
                                        Soho 350 Corp.                               Vice President
                                        Southampton Settlers Corporation             Vice President
                                        Southeast Ridgefield Land Corp.              Vice President
                                        Steinway 18-50 Astoria Corp.                 Vice President
                                        Sterling DTVA Corp.                          Vice President
                                        TE at Dix Hills Inc.                         Vice President
                                        TE at Dix Hills II Inc.                      Vice President
                                        TE at Dix Hills III Inc.                     Vice President
                                        TO at Mt. Sinai Inc.                         Vice President
                                        Tara II at Hauppauge Inc.                    Vice President
                                        Thornwood Estates at Dix Hills Inc.          Vice President
                                        Vermilyea 119 Corp.                          Vice President
                                        Veterans 4320 Bohemia Corp.                  Vice President
                                        Village 185 Corp.                            Vice President
                                        W.M. Seaman at Inwood Corp.                  Vice President
                                        Welcome Center at Manorville Inc.            Vice President
                                        West End 700 Inc.                            Vice President
                                        Westminster Downs at Dix Hills, Inc.         Vice President
                                        Westwood Hills at Middletown, Inc.           Vice President
                                        Windsor 37th Corp.                           Vice President
                                        Z161 Corp.                                   Vice President
                                        Z174 Corp.                                   Vice President
                                        Ziegfeld Villas Corp.                        Vice President
                                        41 East Sunrise Highway Corporation          Vice President
                                        55 Commerce, Inc. (Sold to EMI 1/20/92)      Vice President
                                        Seventh Street Development Corp.             Vice President
                                        Fourteenth Street Development Corp.          Vice President
                                        West 51st Street Development Corp.           Vice President
                                        West 73rd Street Development Corp.           Vice President
                                        Lemark Land in Setauket, Inc.                Vice President
                                        Ludlow Street Development Corp.              Vice President
                                        Milestone Square Corp.                       Vice President
                                        Oceanside 35-05 Hampton Road Inc.            Vice President
                                        Oceanside 35-39 Hampton Road Inc.            Vice President
                                        Sangeo 709 Merrick Road Corp.                Vice President
                                        Sherwood Plaza Corp.                         Vice President
                                        Syosset 240 Jericho, Inc.                    Vice President

Mark Karstrom                           LaSalle National Bank                        Vice President & Assistant Secretary
Vice President

Kathryn L. Martin                       ABN AMRO Asset Management (USA)              Compliance Officer
Vice President                          Inc.

Name and Position                       Name of Other                                Connection with
with Investment Advisor                 Company                                      Other Company
-----------------------                 -------                                      -------------
Ronald C. Scheuer                       LaSalle National Bank                        Vice President & Assistant Secretary
Vice President

Roger R. Sullivan                       LaSalle National Bank                        Vice President & Assistant Secretary
Vice President

Karen Van Cleave                        LaSalle National Bank                        Vice President & Assistant Secretary
Vice President

Nancy A. Ellefson                       LaSalle National Bank                        Assistant Vice President & Assistant
Vice President                                                                       Secretary

Mark T. Morgan                          LaSalle National Bank                        Assistant Vice President &  Assistant
Assistant Vice President                                                             Secretary
                                        ABN AMRO Chicago Corporation                 Vice President

Phillip P. Mierzwa                      LaSalle National Bank                        Trust Officer & Assistant Secretary
Assistant Vice President

Susan M. Wiemeler                       None
Officer

Christine R. Dragon                     LaSalle National Bank                        Employee
Officer



     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Sub-Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


     ABN AMRO-NSM International Funds Management B.V., a registered investment advisor, serves as the investment sub-advisor of the Latin America Equity Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund and International Fixed Income Fund.


Name and Position with     Name of Other                                         Connection with
Investment Sub-Advisor     Company                                               Other Company
----------------------     -------------                                         ---------------
Hendrik Stienstra          ABN AMRO Investment Management B.V.                   Director
Director                   ABN AMRO Beheer Beleggingsfondsen B.V.                Director
                           B.V. Hollandsche Belegging en Beheer Maatshchappij    Director
                           ABN AMRO Bank N.V.                                    Senior Vice President

Name and Position with     Name of Other                                         Connection with
Investment Sub-Advisor     Company                                               Other Company
----------------------     -------------                                         ---------------
Diederik Wermolder         ABN AMRO Investment Management B.V.                   Director
Director                   ABN AMRO Beheer Beleggingsfondsen B.V.                Director
                           B.V. Hollandsche Belegging en Beheer Maatshchappij    Director
                           ABN AMRO Luxembourg Investment Management S.A.        Director
                           ABN AMRO Funds Investment Advisory (Luxembourg) S.A.  Director
                           ABN AMRO Interest Growth Fund Investment Advisory     Director
                           (Luxembourg) S.A.
                           ABN AMRO Valurente Investment Adviosry (Luxembourg)   Director
                           S.A.
                           ABN AMRO Bank N.V.                                    Vice President

Wypke Postma               ABN AMRO Investment Management B.V.                   Officer
Director                   ABN AMRO Beheer Beleggingsfondsen B.V.                Officer
                           B.V. Hollandsche Belegging en Beheer Maatschappij     Officer
                           ABN AMRO Bank N.V.                                    Vice President

Mathilde De La Serviere    Banque NSM, Paris                                     Vice President
Director

Anne-Marie George          Banque NSM, Paris                                     Vice President
Director

Rogier Crijns              ABN AMRO Bank N.V.                                    Vice President
Portfolio Manager

Jan-Wim Derks              ABN AMRO Bank N.V.                                    Vice President
Portfolio Manager

Gijs Dooresteijn           ABN AMRO Bank N.V.                                    Vice President
Portfolio Manager

Alex Ng                    ABN AMRO Asset Management (Asia) Ltd.                 Director
Portfolio Manager          P.T. ABN AMRO Manajemen Investasl                     Director

George Theodoridis         ABN AMRO Investment Management B.V.                   Officer
Officer                    ABN AMRO Beheer Beleggingsfondsen B.V.                Officer
                           B.V. Hollandsche Belegging en Beheer Maatshchappij    Officer
                           ABN AMRO Bank N.V.                                    Vice President

Erik Eleveld               ABN AMRO Bank N.V.                                    Assistant Vice President
Trader

John Vaartjes              ABN AMRO Investment Management B.V.                   Officer
Compliance Officer         ABN AMRO Beheer Beleggingsfondsen B.V.                Officer
                           B.V. Hollandsche Belegging en Beheer Maatshchapij     Officer
                           ABN AMRO Bank N.V.                                    Assistant Vice President

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.


          Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:


          SEI Daily Income Trust                        July 15, 1982
          SEI Liquid Asset Trust                   November 29, 1982
          SEI Tax Exempt Trust                     December 3, 1982
          SEI Index Funds                          July 10, 1985
          SEI Institutional Managed Trust          January 22, 1987
          SEI International Trust                  August 30, 1988
          Stepstone Funds                          January 30, 1991
          The Advisors' Inner Circle Fund          November 14, 1991
          The Pillar Funds                         February 28, 1992
          CUFUND                                   May 1, 1992
          STI Classic Funds                        May 29, 1992
          CoreFunds, Inc.                          October 30, 1992
          First American Funds, Inc.               November 1, 1992
          First American Investment Funds, Inc.    November 1, 1992
          The Arbor Fund                           January 28, 1993
          1784 Funds/(R)/                          June 1, 1993
          The PBHG Funds, Inc.                     July 16, 1993
          Marquis Funds/(R)/                       August 17, 1993
          Morgan Grenfell Investment Trust         January 3, 1994
          The Achievement Funds Trust              December 27, 1994
          Bishop Street Funds                      January 27, 1995
          CrestFunds, Inc.                         March 1, 1995
          STI Classic Variable Trust               August 18, 1995
          ARK Funds                                November 1, 1995
          Monitor Funds                            January 11, 1996
          FMB Funds, Inc.                          March 1, 1996
          SEI Asset Allocation Trust               April 1, 1996
          Turner Funds                             April 28, 1996
          SEI Institutional Investments Trust      June 14, 1996
          First American Strategy Funds, Inc.      October 1, 1996
          HighMark Funds                           February 15, 1997
          Armada Funds                             March 8, 1997



          SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                        Position and Office                                                  Positions and Offices
Name                    with Underwriter                                                     with Registrant
----                    ----------------                                                     ---------------
Alfred P. West, Jr.     Director, Chairman & Chief Executive Officer                                         --
Henry H. Greer          Director, President & Chief Operating Officer                                        --
Carmen V. Romeo         Director, Executive Vice President & Treasurer                                       --
Gilbert L. Beebower     Executive Vice President                                                             --
Richard B. Lieb         Executive Vice President, President-Investment Services Division                     --
Leo J. Dolan, Jr.       Senior Vice President                                                                --
Carl A. Guarino         Senior Vice President                                                                --
Jerome Hickey           Senior Vice President                                                                --
Larry Hutchison         Senior Vice President                                                                --
Steven Kramer           Senior Vice President                                                                --
David G. Lee            Senior Vice President                                                                --
William Madden          Senior Vice President                                                                --
Jack May                Senior Vice President                                                                --
A. Keith McDowell       Senior Vice President                                                                --
Dennis J. McGonigle     Senior Vice President                                                                --
Hartland J. McKeown     Senior Vice President                                                                --
Barbara J. Moore        Senior Vice President                                                                --
James V. Morris         Senior Vice President                                                                --
Steven Onofrio          Senior Vice President                                                                --
Kevin P. Robins         Senior Vice President, General Counsel & Secretary                                   --
Robert Wagner           Senior Vice President                                                                --
Patrick K. Walsh        Senior Vice President                                                                --
Kenneth Zimmer          Senior Vice President                                                                --
Robert Aller            Vice President                                                                       --
Marc H. Cahn            Vice President & Assistant Secretary                                                 --
Gordon W. Carpenter     Vice President                                                                       --
Todd Cipperman          Vice President & Assistant Secretary                                                 --
Robert Crudup           Vice President & Managing Director                                                   --
Ed Daly                 Vice President                                                                       --
Jeff Drennen            Vice President                                                                       --
Mick Duncan             Vice President and Team Leader                                                       --
Vic Galef               Vice President & Managing Director                                                   --
Kathy Heilig            Vice President                                                                       --
Michael Kantor          Vice President                                                                       --
Samuel King             Vice President                                                                       --
Kim Kirk                Vice President & Managing Director                                                   --
Donald H. Korytowski    Vice President                                                                       --
John Krzeminski         Vice President & Managing Director                                                   --
Robert S. Ludwig        Vice President and Team Leader                                                       --
Vicki Malloy            Vice President and Team Leader                                                       --
Carolyn McLaurin        Vice President & Managing Director                                                   --
W. Kelso Morrill        Vice President                                                                       --
Barbara A. Nugent       Vice President & Assistant Secretary                                                 --
Sandra K. Orlow         Vice President & Assistant Secretary                                                 --
Donald Pepin            Vice President & Managing Director                                                   --
Larry Pokora            Vice President                                                                       --
Kim Rainey              Vice President                                                                       --

                        Position and Office                                                  Positions and Offices
Name                    with Underwriter                                                     with Registrant
----                    ----------------                                                     ---------------
Paul Sachs              Vice President                                                                       --
Mark Samuels            Vice President & Managing Director                                                   --
Steve Smith             Vice President                                                                       --
Daniel Spaventa         Vice President                                                                       --
Kathryn L. Stanton      Vice President & Assistant Secretary                                                 --
Wayne M. Withrow        Vice President & Managing Director                                                   --
William Zawaski         Vice President                                                                       --
James Dougherty         Director of Brokerage Services                                                       --


Item 30.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

     CoreStates Bank, N.A.          Morgan Stanley Trust Company
     Broad and Chestnut Streets     One Pierrepont Plaza
     P.O. Box 7618                  Brooklyn, NY 11201
     Philadelphia, PA  19101

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

     SEI Financial Management Corporation
     Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisor:

     LaSalle Street Capital         ABN AMRO-NSM International Funds
     Management, Ltd.               Management B.V.
     10 South LaSalle Street        22 Foppingadreef
     Suite 3701                     P.O. Box 283, 1000 E.A.
     Chicago, IL 60603              Amsterdam, The Netherlands ZU100GST

Item 31.  Management Services: None.

Item 32.  Undertakings:

      Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

      Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

      Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.



                                    NOTICE

A copy of the Agreement and Declaration of Trust for Rembrandt Funds(R) (formerly The LSNT Funds and The Passport Funds) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, State of Pennsylvania, on the 28th day of April, 1997.


                                  REMBRANDT FUNDS(R)

                                  By:      /s/ David G. Lee
                                         ------------------------------------
                                         David G. Lee, President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


        *                        Trustee               April 28, 1997
-----------------------

Arnold F. Brookstone

        *                        Trustee               April 28, 1997
-----------------------
William T. Simpson

        *                        Trustee               April 28, 1997
-----------------------
Robert A. Nesher

 /s/ David G. Lee                President & Chief     April 28, 1997
-----------------------
David G. Lee                     Executive Officer

 /s/ Stephen G. Meyer            Controller & Chief    April 28, 1997
-----------------------
Stephen G. Meyer                 Financial Officer


*By:    /s/ David G. Lee
     ---------------------------------
     David G. Lee, Attorney-in-Fact

                                 EXHIBIT INDEX

Name                                                                               Exhibit
----                                                                               -------
Agreement and Declaration of Trust and Amendment thereto as originally             Ex-99.B1
filed as Exhibit 1 with Registrant's initial Registration Statement on
October 2, 1992 and filed herewith.

Amendment dated October 20, 1992 to Registrant's Agreement and                     Ex-99.B1A
Declaration of Trust as originally filed as Exhibit 1(b) with Registrant's Pre-
Effective Amendment No. 1 filed on December 3, 1992 and filed herewith.

Registrant's By-Laws as originally filed as Exhibit 2 with Registrant's initial    Ex-99.B2
 Registration Statement on October 2, 1992 and filed herewith.

Not applicable.                                                                    Ex-99.B3

Not applicable.                                                                    Ex-99.B4

Investment Advisory Agreement with LaSalle Street Capital Managment,               Ex-99.B5
Ltd. as originally filed as Exhibit 5(b) with Registrant's initial Registration
Statement on October 2, 1992 and filed herewith.

Investment Sub-Advisory Agreement between LaSalle Street Capital                   Ex-99.B5A
Management Ltd., on behalf of the Registrant, and ABN AMRO-NSM
International Funds Management B.V. as originally filed as Exhibit 5(c)
with Registrant's Pre-Effective Amendment No. 1 and filed herewith.

Distribution Agreement as originally filed as Exhibit 6 with Registrant's          Ex-99.B6
Pre-Effective Amendment No. 1 and filed herewith.

Not applicable.                                                                    Ex-99.B7

Custodian Agreement as originally filed as Exhibit 8(a) with Registrant's          Ex-99.B8
Pre-Effective Amendment No. 1 and filed herewith.

Sub-Custodian Agreement between CoreStates Bank, N.A. and Barclays                 Ex-99.B8A
Bank PLC incorporated herein by reference to Exhibit 8(a)(1) to Post-Effective
Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No.
33-52784), filed with the Securities and Exchange Commission on
January 13, 1995.

Form of Transfer Agency Agreement between the Registrant and Supervised            Ex-99.B8B
Service Company incorporated herein by reference to Exhibit 8(c) to
Post-Effective Amendment No. 4 to Registrant's Registration Statement on
Form N-1A (File No. 33-52784) filed with the Securities and Exchange
Commission on April 1, 1994.

Administration Agreement as originally filed as Exhibit 5(a) with Registrant's     Ex-99.B9
Pre-Effective Amendment No. 1 filed on December 3, 1992 and filed herewith.

Consent to Assignment and Assumption (of the Administration                        Ex-99.B9A
Agreement)

Opinion and Consent of Counsel as originally filed as Exhibit 10 with              Ex-99.B10
Registrant's Post-Effective Amendment No. 2 and filed herewith.

Consent of Independent Public Accountants, filed herewith.                         Ex-99.B11

Not applicable.                                                                    Ex-99.B12

Not applicable.                                                                    Ex-99.B13

Not applicable.                                                                    Ex-99.B14

Distribution Plan - Investor Class as originally filed as Exhibit 15 in            Ex-99.B13
Registrant's Pre-Effective Amendment No. 1 and filed herewith.

Performance Quotation Computation                                                  Ex-99.B16

Rule 18f-3 Plan as originally filed as Exhibit 8 with Registrant's Post-           Ex-99.B18
Effective Amendment No. 8 and filed herewith.

Powers of Attorney, filed herewith.                                                Ex-99.B24

Financial Data Schedules
Fixed Income (Trust Class)                                                         Ex-27.1A
Fixed Income (Investor Class)                                                      Ex-27.1B
Intermediate Government (Trust Class)                                              Ex-27.2A
Intermediate Government (Investor Class)                                           Ex-27.2B
Tax Exempt Fixed Income (Trust Class)                                              Ex-27.3A
Tax Exempt Fixed Income (Investor Class)                                           Ex-27.3B
International Fixed (Trust Fund)                                                   Ex-27.4A
International Fixed (Investor Fund)                                                Ex-27.4B
Balanced (Trust)                                                                   Ex-27.5A
Balanced (Investor)                                                                Ex-27.5B
Value (Trust)                                                                      Ex-27.6A
Value (Investor)                                                                   Ex-27.6B
Growth (Trust)                                                                     Ex-27.7A
Growth (Investor)                                                                  Ex-27.7B
Small Cap (Trust)                                                                  Ex-27.8A
Small Cap (Investor)                                                               Ex-27.8B
International Equity (Trust)                                                       Ex-27.9A
International Equity (Investor)                                                    Ex-27.9B
Asian Tigers (Trust)                                                               Ex-27.10A
Asian Tigers (Investor)                                                            Ex-27.10B
Treasury Money Market (Trust)                                                      Ex-27.11A
Treasury Money Market (Investor)                                                   Ex-27.11B
Government Money Market (Trust)                                                    Ex-27.12A
Government Money Market (Investor)                                                 Ex-27.12B
Money Market (Trust)                                                               Ex-27.13A
Money Market (Investor)                                                            Ex-27.13B
Tax Exempt Money Market (Trust)                                                    Ex-27.14A
Tax Exempt Money Market (Investor)                                                 Ex-27.14B
Latin America Equity (Trust)                                                       Ex-27.15A